NATIONWIDE®

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO – 3604 –12 /07

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Balanced Fund – Series I (AIMBBal) 50,150 shares (cost $469,748)	$592,275
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 699,496 shares (cost $8,234,383)	8,827,643
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 6,483 shares (cost $143,106)	190,416
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 70,985 shares (cost $1,914,744)	2,055,011
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 227,337 shares (cost $4,704,479)	4,212,553
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,595 shares (cost $533,266)	628,616
AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 58,736 shares (cost $1,473,397)	1,696,292
AIM V.I. Global Health Care – Series I (AIMGlobHlth) 3,029 shares (cost $64,746)	72,870
AIM V.I. Global Real Estate Fund – Series I (AIMGlobRE) 22,614 shares (cost $590,973)	494,795
AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr) 34,163 shares (cost $436,419)	541,477
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 126,434 shares (cost $2,821,348)	3,356,814
AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 107,929 shares (cost $2,425,486)	3,233,558
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 277,011 shares (cost $4,052,076)	4,717,489
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 18,374,962 shares (cost $112,880,284)	155,452,175
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 413,757 shares (cost $2,616,554)	3,492,108
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 5,080,980 shares (cost $52,765,430)	53,604,340
American Century VP – International Fund – Class I (ACVPInt) 7,347,186 shares (cost $47,575,760)	87,137,627
American Century VP – International Fund – Class III (ACVPInt3) 6,234,163 shares (cost $41,187,164)	73,937,169
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 1,015,474 shares (cost $14,235,242)	13,140,232
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 32,127 shares (cost $458,161)	416,049
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,443,163 shares (cost $15,953,616)	17,534,426
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 149,933 shares (cost $1,389,746)	1,808,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – Value Fund – Class I (ACVPVal) 48,918,203 shares (cost $367,500,767)	$365,418,973

American Century VP – Value Fund – Class II (ACVPVal2) 982,403 shares (cost $7,365,880)	7,328,725

American Century VP – VistaSM Fund – Class I (ACVPVista1) 1,432,016 shares (cost $29,232,752)	31,504,354

American Century VP – VistaSM Fund – Class II (ACVPVista2) 21,008 shares (cost $428,363)	460,494

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr) 193,011 shares (cost $1,760,700)	1,993,801

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap) 369,605 shares (cost $4,949,481)	5,067,282

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr) 209,746 shares (cost $2,381,787)	3,836,263

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 178,476 shares (cost $1,693,345)	2,512,944

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 433,000 shares (cost $3,818,254)	6,863,045

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 689,816 shares (cost $9,194,329)	9,298,717

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,397,920 shares (cost $41,758,558)	42,299,308

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,470,370 shares (cost $497,433,869)	690,791,831

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 2,314,445 shares (cost $80,879,481)	103,826,017

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 78,460 shares (cost $2,615,510)	3,498,551

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 14,031 shares (cost $465,629)	453,755

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 29,071 shares (cost $370,685)	506,705

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 28,663 shares (cost $518,692)	488,139

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 145,237 shares (cost $716,376)	1,070,398

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 621,124 shares (cost $4,682,103)	4,627,372

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 119,345 shares (cost $1,221,365)	1,223,288

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 20,766,995 shares (cost $238,367,847)	235,497,730

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 751,986 shares (cost $8,622,145)	8,489,918

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 26,774,804 shares (cost $587,932,177)	637,775,839

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 645,876 shares (cost $14,145,534)	15,223,302

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 9,523,690 shares (cost $269,260,778)	428,470,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 132,664 shares (cost $3,848,262)	$5,923,437

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 19,616,541 shares (cost $125,470,455)	116,718,418

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 5,088,312 shares (cost $32,444,401)	30,173,690

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 2,093,649 shares (cost $31,952,948)	52,801,829

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 458,225 shares (cost $7,405,764)	11,432,716

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,014,801 shares (cost $74,629,211)	101,132,834

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 29,340,852 shares (cost $706,803,445)	815,675,673

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 757,552 shares (cost $18,818,241)	20,802,379

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,257,149 shares (cost $64,894,661)	66,608,078

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 2,488,596 shares (cost $36,241,450)	55,545,479

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,220,568 shares (cost $41,076,070)	43,916,029

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 446,536 shares (cost $12,176,403)	15,910,081

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,564,455 shares (cost $33,241,502)	32,158,271

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 208,767 shares (cost $2,661,266)	2,634,639

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,792,763 shares (cost $41,071,499)	47,400,641

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 695,901 shares (cost $8,414,878)	8,316,018

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,854 shares (cost $31,425)	34,019

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 525,696 shares (cost $6,659,447)	6,634,278

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,480 shares (cost $40,985)	43,843

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 278,664 shares (cost $3,661,089)	3,625,422

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 29,033 shares (cost $373,631)	377,134

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,527,925 shares (cost $22,656,631)	24,385,690

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,050 shares (cost $67,160)	102,265

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 728,724 shares (cost $13,601,343)	14,705,652

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,983,693 shares (cost $31,335,027)	33,147,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,505,239 shares (cost $61,349,428)	$60,675,691

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 58,167 shares (cost $1,043,915)	1,120,887

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 1,004,172 shares (cost $19,244,087)	17,171,338

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 1,049 shares (cost $25,831)	32,606

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 5,824,674 shares (cost $134,172,096)	237,646,679

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 3,728,588 shares (cost $14,252,328)	19,686,946

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 6,720,360 shares (cost $24,758,787)	34,811,464

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 237,055 shares (cost $3,102,265)	3,150,460

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 2,755,806 shares (cost $108,651,149)	178,521,139

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 2,393,155 shares (cost $56,371,750)	154,382,439

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 939,361 shares (cost $26,056,895)	28,810,202

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 4,093,983 shares (cost $52,525,866)	53,221,780

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 22,629 shares (cost $203,450)	261,815

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 402,063 shares (cost $2,228,451)	3,023,514

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 79,335 shares (cost $1,120,232)	1,293,958

MFS VIT – Value Series – Service Class (MFSValueS) 2,829,041 shares (cost $39,332,240)	42,775,097

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 2,519,656 shares (cost $47,921,380)	48,755,352

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 3,544,785 shares (cost $41,219,591)	39,772,489

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 1,236,547 shares (cost $29,445,891)	32,249,134

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 134,100 shares (cost $6,103,789)	5,841,376

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 527,347 shares (cost $34,881,827)	38,053,336

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 9,226,157 shares (cost $74,252,484)	70,487,839

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,350,883 shares (cost $42,297,687)	40,827,235

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 253,514 shares (cost $3,025,208)	5,731,950

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 6,922,052 shares (cost $114,472,580)	156,369,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 108,056 shares (cost $1,801,185)	$2,439,913

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 6,538 shares (cost $69,536)	80,150

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 2,743,272 shares (cost $34,334,177)	33,742,241

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 111,667 shares (cost $827,921)	1,570,050

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 4,629,526 shares (cost $51,874,700)	65,137,425

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 980,710 shares (cost $7,057,162)	18,623,674

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 956,688 shares (cost $15,449,147)	18,157,938

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 2,199 shares (cost $26,659)	23,946

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 779,041 shares (cost $10,210,840)	8,483,757

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 8,653 shares (cost $91,142)	101,848

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 1,840,024 shares (cost $20,085,506)	21,712,284

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 357,677 shares (cost $1,341,620)	1,838,463

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 3,463,715 shares (cost $16,200,141)	17,942,043

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 38,227,254 shares (cost $454,005,615)	444,582,975

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2) 1,208,769 shares (cost $14,453,319)	14,009,627

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,052,213 shares (cost $36,905,069)	58,757,092

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 367,606 shares (cost $4,251,881)	4,267,905

Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 270 shares (cost $3,807)	4,704

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 3,568,278 shares (cost $59,928,245)	62,195,078

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 123,829 shares (cost $2,129,531)	2,152,150

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 6,105,116 shares (cost $72,774,958)	83,029,582

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 8,373,358 shares (cost $86,774,094)	87,082,923

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 36,877,014 shares (cost $390,243,607)	458,750,058

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 20,073,539 shares (cost $230,989,640)	267,781,006

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 13,962,612 shares (cost $150,456,466)	158,475,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 9,522,110 shares (cost $87,601,839)	$104,267,107

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 2,169,328 shares (cost $50,846,198)	70,568,238

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 12,122,273 shares (cost $184,396,244)	232,505,204

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 608,001,216 shares (cost $608,001,216)	608,001,216

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,631,844 shares (cost $57,212,643)	65,409,515

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 69,944 shares (cost $938,661)	1,241,503

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 24,861,897 shares (cost $287,101,056)	245,635,535

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 270,652 shares (cost $3,139,234)	2,641,562

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,462,932 shares (cost $250,779,430)	254,591,714

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 219,557 shares (cost $4,599,014)	4,795,127

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 20,713,943 shares (cost $218,793,171)	281,502,489

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 114,181 shares (cost $1,138,131)	1,546,010

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 310 shares (cost $3,885)	4,040

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 1,201,930 shares (cost $16,725,671)	15,709,229

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 38,088 shares (cost $430,698)	491,717

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 1,501,258 shares (cost $16,774,270)	19,501,346

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 6,150,138 shares (cost $69,482,838)	70,726,584

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 13,648,293 shares (cost $132,557,969)	134,572,167

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 121,404 shares (cost $1,810,700)	1,760,363

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 3,806,484 shares (cost $48,403,999)	80,354,890

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 951,260 shares (cost $13,916,670)	12,946,648

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 5,649,374 shares (cost $93,412,640)	161,007,167

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 6,229,595 shares (cost $126,874,934)	129,388,694

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 338,096 shares (cost $6,395,579)	5,872,729

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 991,218 shares (cost $16,412,706)	17,752,721

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 141,384 shares (cost $4,362,248)	$6,613,950

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 6,685,182 shares (cost $196,796,858)	315,406,925

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 5,479,404 shares (cost $154,114,490)	201,751,661

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 4,212,927 shares (cost $86,097,860)	154,193,139

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 173,206 shares (cost $3,383,702)	6,282,181

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 219,673 shares (cost $1,790,526)	1,752,990

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 169,809 shares (cost $1,386,918)	1,349,980

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 16,221 shares (cost $136,995)	127,986

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 623,972 shares (cost $12,197,455)	11,356,291

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS) 10,534 shares (cost $173,615)	189,921

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 10,618,471 shares (cost $189,235,553)	271,939,050

Oppenheimer VAF – Main Street® – Service Class (OppMStS) 335,177 shares (cost $5,757,030)	8,506,803

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 2,513,900 shares (cost $96,630,338)	135,926,580

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 1,148,652 shares (cost $5,816,328)	6,489,885

PIMCO PVIT Real Return Portfolio – Administrative Shares (PVITRealRet) 22,172 shares (cost $263,156)	278,703

PIMCO PVIT Total Return Portfolio – Administrative Shares (PVITTotRet) 35,921 shares (cost $362,936)	376,809

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 1,215 shares (cost $30,617)	28,098

Royce Micro-Cap (RCFMicroCap) 34,740 shares (cost $515,785)	467,942

SBL Fund – Series D (Global Series) (SBLGlob) 15,906 shares (cost $173,320)	191,032

SBL Fund – Series J (Mid Cap Growth Series ) (SBLMidCapGr) 2,149 shares (cost $65,874)	60,167

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 6,417 shares (cost $128,602)	126,224

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 12,437 shares (cost $289,780)	290,643

SBL Fund – Series P (High Yield Series) (SBLHighYld) 22,854 shares (cost $432,193)	438,337

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 21,271 shares (cost $583,739)	613,041

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 29,241 shares (cost $1,427,073)	1,393,043

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 77 shares (cost $1,579)	$1,561

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 538 shares (cost $5,361)	5,469

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,932,917 shares (cost $20,274,727)	22,615,130

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,012,330 shares (cost $25,132,831)	23,941,613

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,355,910 shares (cost $6,653,656)	6,711,752

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,582,086 shares (cost $57,754,187)	78,753,615

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS) 6,610 shares (cost $160,997)	199,947

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,628,289 shares (cost $35,446,167)	45,071,048

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,533,493 shares (cost $24,606,579)	42,508,434

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,481,717 shares (cost $46,713,263)	61,017,120

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 740,863 shares (cost $14,570,111)	30,516,164

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,234,550 shares (cost $13,482,842)	17,036,785

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 74,543 shares (cost $1,630,603)	2,481,526

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 973,015 shares (cost $11,151,619)	11,267,508

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 100,841 shares (cost $1,141,630)	1,157,660

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,600,810 shares (cost $21,938,877)	22,184,907

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro) 1,814,399 shares (cost $23,375,202)	26,453,936

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 9,513,828 shares (cost $207,315,939)	209,779,903

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,024,795 shares (cost $10,202,042)	13,517,040

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,974,438 shares (cost $219,346,519)	344,804,526

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 10,103,987 shares (cost $69,656,164)	98,639,163

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 24,261,350 shares (cost $132,309,986)	129,203,817

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,028,697 shares (cost $197,545,100)	259,537,860

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 5,391,102 shares (cost $33,970,777)	43,136,899

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 1,571,177 shares (cost $8,858,351)	10,956,129

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 7,010,752 shares (cost $51,103,904)	$70,695,021

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 24,336,452 shares (cost $183,263,023)	292,614,197

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 26,242,048 shares (cost $86,657,425)	84,055,904

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 8,372,417 shares (cost $51,539,055)	89,991,757

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,788,487 shares (cost $37,667,289)	40,050,485

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 300,339 shares (cost $5,560,641)	6,422,386

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,331,789 shares (cost $15,131,783)	16,810,099

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 40,497,124 shares (cost $40,497,124)	40,497,124

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,880,189 shares (cost $9,565,657)	9,365,785

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,732,412 shares (cost $20,564,594)	19,090,543

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 7,626,969 shares (cost $98,075,551)	137,115,353

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 12,732,073 shares (cost $102,915,398)	130,404,436

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 840,971 shares (cost $13,329,101)	12,044,303

W&R Target Funds, Inc. – Value Portfolio (WRValue) 18,237,631 shares (cost $98,532,687)	116,064,286

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,766,465 shares (cost $119,852,390)	149,065,235

Total investments	14,026,223,408

Accounts receivable – MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)	46,548

Total assets	14,026,269,956

Accounts payable	260,090

Contract owners’ equity (note 4)	$14,026,009,866

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
Reinvested dividends	$251,849,861	18,820	30,773	–	–	–	7,049	16,269
Mortality and expense risk charges (note 2)	(182,843,280)	(9,147)	(160,789)	(2,319)	(31,664)	(64,839)	(8,547)	(34,094)

Net investment income (loss)	69,006,581	9,673	(130,016)	(2,319)	(31,664)	(64,839)	(1,498)	(17,825)

Proceeds from mutual fund shares sold	4,408,625,453	191,789	3,823,564	39,245	1,221,124	9,393,413	48,593	354,635
Cost of mutual fund shares sold	(3,447,281,591)	(142,644)	(2,182,843)	(23,475)	(868,974)	(9,016,984)	(30,715)	(311,518)

Realized gain (loss) on investments	961,343,862	49,145	1,640,721	15,770	352,150	376,429	17,878	43,117
Change in unrealized gain (loss) on investments	(513,187,435)	(47,842)	(2,009,263)	4,302	(163,703)	(608,369)	21,571	80,598

Net gain (loss) on investments	448,156,427	1,303	(368,542)	20,072	188,447	(231,940)	39,449	123,715

Reinvested capital gains	721,563,167	–	517,364	–	–	353,722	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,238,726,175	10,976	18,806	17,753	156,783	56,943	37,951	105,890

Investment activity:	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
Reinvested dividends	$–	19,295	148	47,226	–	38,291	3,628,428	65,987
Mortality and expense risk charges (note 2)	(641)	(3,192)	(5,860)	(69,978)	(59,439)	(102,292)	(2,207,481)	(75,748)

Net investment income (loss)	(641)	16,103	(5,712)	(22,752)	(59,439)	(64,001)	1,420,947	(9,761)

Proceeds from mutual fund shares sold	3,425	115,228	60,300	1,081,793	649,266	1,738,407	51,547,904	715,991
Cost of mutual fund shares sold	(2,882)	(102,448)	(51,176)	(775,226)	(424,753)	(961,288)	(35,031,124)	(411,057)

Realized gain (loss) on investments	543	12,780	9,124	306,567	224,513	777,119	16,516,780	304,934
Change in unrealized gain (loss) on investments	5,927	(105,430)	58,209	(363,909)	187,300	(1,049,780)	(18,484,012)	(357,821)

Net gain (loss) on investments	6,470	(92,650)	67,333	(57,342)	411,813	(272,661)	(1,967,232)	(52,887)

Reinvested capital gains	–	46,053	–	194,260	–	358,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operation	$5,829	(30,494)	61,621	114,166	352,374	21,476	(546,285)	(62,648)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
Reinvested dividends	$2,221,908	693,925	526,173	96,623	2,219	–	–	7,785,041
Mortality and expense risk charges (note 2)	(611,842)	(1,071,362)	(900,506)	(174,515)	(4,903)	(138,028)	(31,674)	(5,631,750)

Net investment income (loss)	1,610,066	(377,437)	(374,333)	(77,892)	(2,684)	(138,028)	(31,674)	2,153,291

Proceeds from mutual fund shares sold	13,404,963	30,225,708	16,714,538	7,976,090	150,720	4,935,508	610,679	135,503,591
Cost of mutual fund shares sold	(13,811,068)	(17,626,463)	(7,976,338)	(7,435,908)	(130,969)	(4,539,365)	(442,056)	(101,343,874)

Realized gain (loss) on investments	(406,105)	12,599,245	8,738,200	540,182	19,751	396,143	168,623	34,159,717
Change in unrealized gain (loss) on investments	2,640,419	2,644,629	3,186,956	(1,405,711)	(51,868)	1,650,422	158,181	(99,697,993)

Net gain (loss) on investments	2,234,314	15,243,874	11,925,156	(865,529)	(32,117)	2,046,565	326,804	(65,538,276)

Reinvested capital gains	–	–	–	140,936	2,217	–	–	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,844,380	14,866,437	11,550,823	(802,485)	(32,584)	1,908,537	295,130	(23,014,145)

Investment activity:	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
Reinvested dividends	$124,212	–	–	56,102	111,280	2,209	45	–
Mortality and expense risk charges (note 2)	(155,845)	(174,389)	(1,970)	(29,895)	(73,507)	(2,657)	(47,062)	(29,478)

Net investment income (loss)	(31,633)	(174,389)	(1,970)	26,207	37,773	(448)	(47,017)	(29,478)

Proceeds from mutual fund shares sold	1,290,557	31,839,115	8,646	273,327	1,026,359	1,666,820	402,279	546,328
Cost of mutual fund shares sold	(937,828)	(29,917,439)	(6,520)	(179,089)	(607,855)	(1,598,792)	(221,455)	(340,293)

Realized gain (loss) on investments	352,729	1,921,676	2,126	94,238	418,504	68,028	180,824	206,035
Change in unrealized gain (loss) on investments	(1,577,676)	2,241,451	31,435	(325,702)	(1,477,545)	(350,529)	483,689	(293,526)

Net gain (loss) on investments	(1,224,947)	4,163,127	33,561	(231,464)	(1,059,041)	(282,501)	664,513	(87,491)

Reinvested capital gains	709,770	–	–	223,785	630,056	319,189	362,469	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(546,810)	3,988,738	31,591	18,528	(391,212)	36,240	979,965	(116,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
Reinvested dividends	$77,899	140,014	–	210,592	13,198,226	1,888,544	50,439	3,590
Mortality and expense risk charges (note 2)	(76,092)	(119,285)	(7,631)	(629,847)	(9,159,825)	(1,348,114)	(68,068)	(7,799)

Net investment income (loss)	1,807	20,729	(7,631)	(419,255)	4,038,401	540,430	(17,629)	(4,209)

Proceeds from mutual fund shares sold	2,221,196	5,307,598	1,393,564	20,164,214	214,185,860	37,317,647	744,466	15,949
Cost of mutual fund shares sold	(1,260,179)	(3,556,755)	(1,519,203)	(16,811,860)	(184,982,426)	(25,543,281)	(486,279)	(11,954)

Realized gain (loss) on investments	961,017	1,750,843	(125,639)	3,352,354	29,203,434	11,774,366	258,187	3,995
Change in unrealized gain (loss) on investments	152,569	(3,638,075)	(36,668)	(5,558,515)	1,988,057	(5,533,266)	(71,823)	(127,018)

Net gain (loss) on investments	1,113,586	(1,887,232)	(162,307)	(2,206,161)	31,191,491	6,241,100	186,364	(123,023)

Reinvested capital gains	–	2,077,602	177,599	2,261,700	–	–	–	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	$1,115,393	211,099	7,661	(363,716)	35,229,892	6,781,530	168,735	(64,467)

Investment activity:	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
Reinvested dividends	$7,955	7,432	6,201	388,728	17,632	12,343,789	414,452	11,504,620
Mortality and expense risk charges (note 2)	(6,861)	(11,342)	(20,974)	(95,907)	(17,327)	(3,148,301)	(162,764)	(8,950,289)

Net investment income (loss)	1,094	(3,910)	(14,773)	292,821	305	9,195,488	251,688	2,554,331

Proceeds from mutual fund shares sold	29,375	98,876	182,878	2,112,265	1,866,299	51,470,144	1,595,634	189,416,615
Cost of mutual fund shares sold	(14,322)	(81,569)	(107,484)	(2,176,787)	(1,889,391)	(51,846,703)	(1,663,971)	(152,967,975)

Realized gain (loss) on investments	15,053	17,307	75,394	(64,522)	(23,092)	(376,559)	(68,337)	36,448,640
Change in unrealized gain (loss) on investments	(66,734)	(147,651)	23,990	(175,369)	(24,072)	1,071,128	96,063	(84,991,989)

Net gain (loss) on investments	(51,681)	(130,344)	99,384	(239,891)	(47,164)	694,569	27,726	(48,543,349)

Reinvested capital gains	63,897	66,416	–	–	–	–	–	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	$13,310	(67,838)	84,611	52,930	(46,859)	9,890,057	279,414	8,035,684

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
Reinvested dividends	$258,488	2,741,785	22,681	9,738,373	2,634,746	1,778,961	328,108	3,255,399
Mortality and expense risk charges (note 2)	(311,569)	(4,970,508)	(104,483)	(1,903,325)	(214,015)	(647,532)	(207,203)	(1,262,543)

Net investment income (loss)	(53,081)	(2,228,723)	(81,802)	7,835,048	2,420,731	1,131,429	120,905	1,992,856

Proceeds from mutual fund shares sold	2,997,718	116,034,049	1,563,553	123,747,307	30,180,987	17,254,000	1,693,787	32,354,043
Cost of mutual fund shares sold	(1,842,289)	(98,762,479)	(907,568)	(121,236,534)	(30,809,503)	(9,892,288)	(698,813)	(17,696,677)

Realized gain (loss) on investments	1,155,429	17,271,570	655,985	2,510,773	(628,516)	7,361,712	994,974	14,657,366
Change in unrealized gain (loss) on investments	(2,386,753)	80,606,095	629,579	(6,673,122)	(2,270,710)	(3,942,677)	(319,905)	(8,463,553)

Net gain (loss) on investments	(1,231,324)	97,877,665	1,285,564	(4,162,349)	(2,899,226)	3,419,035	675,069	6,193,813

Reinvested capital gains	1,302,143	350,443	3,684	–	–	4,126,563	727,488	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	$17,738	95,999,385	1,207,446	3,672,699	(478,495)	8,677,027	1,523,462	15,412,605

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$6,626,704	148,827	2,573,535	–	256,239	76,323	327,803	17,147
Mortality and expense risk charges (note 2)	(10,037,442)	(368,333)	(813,105)	(640,795)	(471,104)	(287,811)	(509,506)	(54,867)

Net investment income (loss)	(3,410,738)	(219,506)	1,760,430	(640,795)	(214,865)	(211,488)	(181,703)	(37,720)

Proceeds from mutual fund shares sold	193,361,864	2,402,558	17,811,934	19,192,049	8,091,065	1,962,383	27,370,339	446,487
Cost of mutual fund shares sold	(137,723,652)	(1,242,047)	(18,456,167)	(16,312,819)	(7,350,749)	(954,024)	(27,456,364)	(402,000)

Realized gain (loss) on investments.	55,638,212	1,160,511	(644,233)	2,879,230	740,316	1,008,359	(86,025)	44,487
Change in unrealized gain (loss) on investments	(123,508,728)	(3,215,038)	723,507	9,243,801	1,503,027	(278,986)	(2,394,451)	(210,336)

Net gain (loss) on investments	(67,870,516)	(2,054,527)	79,274	12,123,031	2,243,343	729,373	(2,480,476)	(165,849)

Reinvested capital gains	198,370,523	5,088,027	–	–	2,557,199	1,380,394	4,362,170	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	$127,089,269	2,813,994	1,839,704	11,482,236	4,585,677	1,898,279	1,699,991	108,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$40,311	190,472	759	131,744	832	70,314	7,039	260,086
Mortality and expense risk charges (note 2)	(326,358)	(68,302)	(452)	(48,751)	(778)	(25,130)	(4,635)	(176,633)

Net investment income (loss)	(286,047)	122,170	307	82,993	54	45,184	2,404	83,453

Proceeds from mutual fund shares sold	8,481,328	2,855,402	5,948	1,301,678	4,715	421,735	30,203	9,157,657
Cost of mutual fund shares sold	(8,243,857)	(2,631,106)	(5,259)	(1,146,090)	(4,205)	(372,378)	(26,334)	(8,095,763)

Realized gain (loss) on investments	237,471	224,296	689	155,588	510	49,357	3,869	1,061,894
Change in unrealized gain (loss) on investments	7,529,881	(163,826)	555	(116,743)	1,011	(62,754)	(3,817)	1,028,517

Net gain (loss) on investments	7,767,352	60,470	1,244	38,845	1,521	(13,397)	52	2,090,411

Reinvested capital gains	1,805,107	171,937	947	167,824	1,338	111,626	12,384	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	$9,286,412	354,577	2,498	289,662	2,913	143,413	14,840	3,033,557

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$1,962	249,191	555,216	2,131,437	29,822	139,135	723	370,256
Mortality and expense risk charges (note 2)	(1,297)	(136,087)	(267,307)	(709,867)	(19,612)	(235,554)	(464)	(2,624,480)

Net investment income (loss)	665	113,104	287,909	1,421,570	10,210	(96,419)	259	(2,254,224)

Proceeds from mutual fund shares sold	17,660	1,461,383	4,458,670	19,564,477	256,950	9,176,235	21,982	83,181,839
Cost of mutual fund shares sold	(11,237)	(1,263,825)	(4,036,641)	(17,896,327)	(205,959)	(8,713,533)	(17,893)	(43,648,332)

Realized gain (loss) on investments	6,423	197,558	422,029	1,668,150	50,991	462,702	4,089	39,533,507
Change in unrealized gain (loss) on investments	1,933	570,989	1,282,486	(2,690,240)	(125,339)	(3,056,983)	(1,188)	28,781,149

Net gain (loss) on investments	8,356	768,547	1,704,515	(1,022,090)	(74,348)	(2,594,281)	2,901	68,314,656

Reinvested capital gains	4,475	540,392	–	395,282	18,291	1,430,708	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,496	1,422,043	1,992,424	794,762	(45,847)	(1,259,992)	3,160	66,060,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$60,633	111,192	15,441	738,406	696,906	343,135	1,485,143	230
Mortality and expense risk charges (note 2)	(241,763)	(447,859)	(43,140)	(2,030,769)	(1,902,977)	(443,036)	(651,068)	(3,509)

Net investment income (loss)	(181,130)	(336,667)	(27,699)	(1,292,363)	(1,206,071)	(99,901)	834,075	(3,279)

Proceeds from mutual fund shares sold	6,164,793	13,224,361	1,435,776	41,669,018	51,445,362	15,525,728	22,074,792	42,847
Cost of mutual fund shares sold	(3,515,779)	(11,188,299)	(1,427,729)	(12,531,307)	(20,045,875)	(12,616,956)	(21,925,515)	(33,009)

Realized gain (loss) on investments	2,649,014	2,036,062	8,047	29,137,711	31,399,487	2,908,772	149,277	9,838
Change in unrealized gain (loss) on investments	1,128,863	5,458,414	135,140	10,672,374	8,405,584	(3,597,345)	877,204	18,733

Net gain (loss) on investments	3,777,877	7,494,476	143,187	39,810,085	39,805,071	(688,573)	1,026,481	28,571

Reinvested capital gains	–	–	32,196	–	–	1,730,987	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,747	7,157,809	147,684	38,517,722	38,599,000	942,513	1,860,556	25,292

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Reinvested dividends	$–	–	331,144	882,430	2,407,233	679,209	70,982	186,346
Mortality and expense risk charges (note 2)	(58,305)	(27,898)	(527,389)	(450,070)	(359,688)	(306,365)	(21,477)	(381,497)

Net investment income (loss)	(58,305)	(27,898)	(196,245)	432,360	2,047,545	372,844	49,505	(195,151)

Proceeds from mutual fund shares sold	609,451	432,324	7,507,172	5,814,982	9,948,430	6,272,667	1,239,697	5,676,346
Cost of mutual fund shares sold	(365,114)	(287,048)	(6,084,358)	(5,065,041)	(9,751,722)	(5,135,009)	(1,258,777)	(4,846,251)

Realized gain (loss) on investments	244,337	145,276	1,422,814	749,941	196,708	1,137,658	(19,080)	830,095
Change in unrealized gain (loss) on investments	(64,283)	(212,777)	257,937	(36,834)	(1,750,119)	1,367,005	(262,412)	1,970,600

Net gain (loss) on investments	180,054	(67,501)	1,680,751	713,107	(1,553,411)	2,504,663	(281,492)	2,800,695

Reinvested capital gains.	120,578	108,508	664,222	20,716	–	–	–	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	$242,327	13,109	2,148,728	1,166,183	494,134	2,877,507	(231,987)	2,614,645

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
Reinvested dividends	$5,944,043	3,569,539	34,980	899,293	12,056	1,954	829,762	6,458
Mortality and expense risk charges (note 2)	(995,582)	(659,354)	(59,882)	(1,525,582)	(35,694)	(1,009)	(435,108)	(19,527)

Net investment income (loss)	4,948,461	2,910,185	(24,902)	(626,289)	(23,638)	945	394,654	(13,069)

Proceeds from mutual fund shares sold	28,227,909	45,535,292	1,575,876	45,885,359	329,727	10,097	20,641,041	454,262
Cost of mutual fund shares sold	(28,143,129)	(44,832,517)	(692,287)	(30,155,422)	(203,809)	(6,559)	(16,951,063)	(252,432)

Realized gain (loss) on investments	84,780	702,775	883,589	15,729,937	125,918	3,538	3,689,978	201,830
Change in unrealized gain (loss) on investments	(3,186,672)	(2,493,547)	450,855	16,119,031	383,323	(5,576)	(4,768,299)	53,521

Net gain (loss) on investments	(3,101,892)	(1,790,772)	1,334,444	31,848,968	509,241	(2,038)	(1,078,321)	255,351

Reinvested capital gains	–	–	541,784	13,372,601	200,259	15,057	6,370,089	131,528

Net increase (decrease) in contract owners’ equity resulting from operations	$1,846,569	1,119,413	1,851,326	44,595,280	685,862	13,964	5,686,422	373,810

Investment activity:	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$246,841	77,497	90,552	850	313,532	79	15,861	–
Mortality and expense risk charges (note 2)	(699,164)	(224,812)	(255,045)	(356)	(135,437)	(1,280)	(300,895)	(22,752)

Net investment income (loss)	(452,323)	(147,315)	(164,493)	494	178,095	(1,201)	(285,034)	(22,752)

Proceeds from mutual fund shares sold	12,765,278	6,082,244	14,008,311	8,644	8,142,971	8,970	10,243,919	524,882
Cost of mutual fund shares sold	(8,180,642)	(2,346,024)	(9,096,501)	(7,435)	(8,184,163)	(8,287)	(9,445,711)	(429,460)

Realized gain (loss) on investments	4,584,636	3,736,220	4,911,810	1,209	(41,192)	683	798,208	95,422
Change in unrealized gain (loss) on investments	3,640,331	(130,923)	(1,154,698)	(5,539)	(1,585,437)	9,708	1,522,666	261,196

Net gain (loss) on investments	8,224,967	3,605,297	3,757,112	(4,330)	(1,626,629)	10,391	2,320,874	356,618

Reinvested capital gains	4,775,572	–	–	3,540	1,298,784	1,990	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,548,216	3,457,982	3,592,619	(296)	(149,750)	11,180	2,520,858	333,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
Reinvested dividends	$–	20,319,500	594,198	104,372	41,629	83	1,585,730	46,323
Mortality and expense risk charges (note 2)	(175,925)	(5,524,773)	(263,455)	(665,129)	(31,081)	(63)	(924,341)	(40,223)

Net investment income (loss)	(175,925)	14,794,727	330,743	(560,757)	10,548	20	661,389	6,100

Proceeds from mutual fund shares sold	9,470,084	121,011,040	2,265,886	22,010,201	886,521	453	28,925,934	529,058
Cost of mutual fund shares sold	(7,310,008)	(130,163,577)	(2,435,703)	(12,872,657)	(779,318)	(338)	(23,681,186)	(444,543)

Realized gain (loss) on investments	2,160,076	(9,152,537)	(169,817)	9,137,544	107,203	115	5,244,748	84,515
Change in unrealized gain (loss) on investments	371,664	20,496,127	518,902	1,412,357	(92,487)	(396)	(9,243,878)	(222,087)

Net gain (loss) on investments	2,531,740	11,343,590	349,085	10,549,901	14,716	(281)	(3,999,130)	(137,572)

Reinvested capital gains	–	–	–	–	5,820	339	5,392,480	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,815	26,138,317	679,828	9,989,144	31,084	78	2,054,739	28,560

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$1,718,679	3,135,626	12,672,728	6,366,234	5,050,854	2,541,707	–	3,671,865
Mortality and expense risk charges (note 2)	(1,190,000)	(1,189,483)	(6,383,841)	(3,856,632)	(2,223,945)	(1,414,078)	(947,323)	(3,338,246)

Net investment income (loss)	528,679	1,946,143	6,288,887	2,509,602	2,826,909	1,127,629	(947,323)	333,619

Proceeds from mutual fund shares sold	22,383,076	32,732,018	81,151,252	67,191,524	35,370,284	30,059,569	20,485,511	85,411,836
Cost of mutual fund shares sold	(17,150,488)	(32,019,165)	(58,183,044)	(44,530,331)	(30,119,025)	(26,397,223)	(12,743,381)	(48,363,254)

Realized gain (loss) on investments	5,232,588	712,853	22,968,208	22,661,193	5,251,259	3,662,346	7,742,130	37,048,582
Change in unrealized gain (loss) on investments	(4,384,138)	(1,154,118)	(16,201,475)	(16,765,734)	(4,965,806)	(3,740,415)	(642,339)	(26,131,509)

Net gain (loss) on investments	848,450	(441,265)	6,766,733	5,895,459	285,453	(78,069)	7,099,791	10,917,073

Reinvested capital gains	2,869,673	2,137,385	7,526,584	5,502,011	4,415,215	3,289,990	–	7,824,153

Net increase (decrease) in contract owners’ equity resulting from operations	$4,246,802	3,642,263	20,582,204	13,907,072	7,527,577	4,339,550	6,152,468	19,074,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
Reinvested dividends	$27,296,691	–	–	3,397,934	28,943	244,440	–	3,271,926
Mortality and expense risk charges (note 2)	(7,022,313)	(898,552)	(23,927)	(3,839,420)	(56,295)	(3,529,666)	(99,773)	(3,538,558)

Net investment income (loss)	20,274,378	(898,552)	(23,927)	(441,486)	(27,352)	(3,285,226)	(99,773)	(266,632)

Proceeds from mutual fund shares sold	428,979,427	33,391,212	320,872	97,877,658	829,444	88,008,730	887,703	87,284,544
Cost of mutual fund shares sold	(428,979,427)	(25,229,216)	(201,112)	(69,507,409)	(568,741)	(56,062,922)	(557,103)	(73,967,615)

Realized gain (loss) on investments	–	8,161,996	119,760	28,370,249	260,703	31,945,808	330,600	13,316,929
Change in unrealized gain (loss) on investments	–	(1,015,805)	(3,967)	(86,190,696)	(886,443)	(62,880,047)	(940,028)	(5,224,104)

Net gain (loss) on investments	–	7,146,191	115,793	(57,820,447)	(625,740)	(30,934,239)	(609,428)	8,092,825

Reinvested capital gains	–	–	–	36,827,953	393,171	39,992,698	732,961	15,331,331

Net increase (decrease) in contract owners’ equity resulting from operations	$20,274,378	6,247,639	91,866	(21,433,980)	(259,921)	5,773,233	23,760	23,157,524

Investment activity:	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
Reinvested dividends	$14,542	43	179,908	–	–	1,439,494	5,616,923	–
Mortality and expense risk charges (note 2)	(36,164)	(51)	(229,794)	(5,678)	(250,759)	(1,056,973)	(1,740,950)	(33,510)

Net investment income (loss)	(21,622)	(8)	(49,886)	(5,678)	(250,759)	382,521	3,875,973	(33,510)

Proceeds from mutual fund shares sold	928,885	452	12,301,019	154,664	10,126,092	24,083,791	37,989,275	2,608,414
Cost of mutual fund shares sold	(535,135)	(385)	(12,021,844)	(147,718)	(9,520,241)	(18,364,568)	(35,348,820)	(2,417,657)

Realized gain (loss) on investments	393,750	67	279,175	6,946	605,851	5,719,223	2,640,455	190,757
Change in unrealized gain (loss) on investments	(327,029)	(259)	(1,006,313)	71,502	3,420,371	(11,385,657)	(1,824,280)	(275,464)

Net gain (loss) on investments	66,721	(192)	(727,138)	78,448	4,026,222	(5,666,434)	816,175	(84,707)

Reinvested capital gains	80,403	587	2,477,702	–	–	3,329,273	7,186	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	$125,502	387	1,700,678	72,770	3,775,463	(1,954,640)	4,699,334	(92,697)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
Reinvested dividends	$232,876	215,386	–	863,880	24,827	15,784	638	820,882
Mortality and expense risk charges (note 2)	(1,068,330)	(137,364)	(2,041,586)	(1,694,204)	(73,573)	(198,840)	(119,064)	(4,141,732)

Net investment income (loss)	(835,454)	78,022	(2,041,586)	(830,324)	(48,746)	(183,056)	(118,426)	(3,320,850)

Proceeds from mutual fund shares sold	23,275,934	3,401,456	55,356,492	53,151,906	6,274,978	3,659,133	948,458	91,920,944
Cost of mutual fund shares sold	(12,198,192)	(2,801,914)	(26,301,436)	(34,214,574)	(5,707,744)	(3,127,787)	(584,878)	(68,625,808)

Realized gain (loss) on investments	11,077,742	599,542	29,055,056	18,937,332	567,234	531,346	363,580	23,295,136
Change in unrealized gain (loss) on investments	(4,644,578)	(1,537,487)	6,324,263	(20,218,940)	(696,613)	483,657	469,333	22,322,044

Net gain (loss) on investments	6,433,164	(937,945)	35,379,319	(1,281,608)	(129,379)	1,015,003	832,913	45,617,180

Reinvested capital gains	–	768,457	–	13,518,440	161,041	59,366	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,710	(91,466)	33,337,733	11,406,508	(17,084)	891,313	714,487	42,296,330

Investment activity:	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
Reinvested dividends	$3,106,295	2,404,060	79,567	–	181,247	14,398	28,614	344
Mortality and expense risk charges (note 2)	(2,766,654)	(2,158,558)	(127,210)	(12,462)	(28,475)	(2,098)	(131,807)	(2,677)

Net investment income (loss)	339,641	245,502	(47,643)	(12,462)	152,772	12,300	(103,193)	(2,333)

Proceeds from mutual fund shares sold	50,074,820	38,682,862	916,737	767,241	3,248,360	89,794	5,145,459	24,736
Cost of mutual fund shares sold	(28,247,333)	(17,610,670)	(437,181)	(787,947)	(3,238,007)	(95,112)	(4,580,460)	(17,624)

Realized gain (loss) on investments	21,827,487	21,072,192	479,556	(20,706)	10,353	(5,318)	564,999	7,112
Change in unrealized gain (loss) on investments	(21,611,082)	(20,856,397)	(482,044)	(37,536)	(147,534)	(10,954)	(1,360,991)	(16,502)

Net gain (loss) on investments	216,405	215,795	(2,488)	(58,242)	(137,181)	(16,272)	(795,992)	(9,390)

Reinvested capital gains	11,309,263	8,738,887	332,750	–	–	–	305,134	7,442

Net increase (decrease) in contract owners’ equity resulting from operations	$11,865,309	9,200,184	282,619	(70,704)	15,591	(3,972)	(594,051)	(4,281)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
Reinvested dividends	$3,251,506	75,280	–	200,445	30,772	16,757	412	6,882
Mortality and expense risk charges (note 2)	(3,755,815)	(162,095)	(1,870,510)	(108,796)	(6,939)	(3,720)	(411)	(3,785)

Net investment income (loss)	(504,309)	(86,815)	(1,870,510)	91,649	23,833	13,037	1	3,097

Proceeds from mutual fund shares sold	76,644,369	1,194,789	47,327,429	804,064	771,041	185,690	8,660	73,463
Cost of mutual fund shares sold	(58,940,953)	(740,966)	(28,045,452)	(691,935)	(777,067)	(183,379)	(6,671)	(66,309)

Realized gain (loss) on investments	17,703,416	453,823	19,281,977	112,129	(6,026)	2,311	1,989	7,154
Change in unrealized gain (loss) on investments	(5,699,597)	(152,918)	(8,471,023)	241,735	37,674	13,637	(8,685)	(53,353)

Net gain (loss) on investments	12,003,819	300,905	10,810,954	353,864	31,648	15,948	(6,696)	(46,199)

Reinvested capital gains	–	–	–	–	1,346	–	4,735	39,215

Net increase (decrease) in contract owners’ equity resulting from operations	$11,499,510	214,090	8,940,444	445,513	56,827	28,985	(1,960)	(3,887)

Investment activity:	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
Reinvested dividends	$–	–	–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Net investment income (loss)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Proceeds from mutual fund shares sold	51,497	34,994	68,183	109,552	431,387	24,259	269,236	958
Cost of mutual fund shares sold	(41,641)	(33,723)	(62,426)	(91,514)	(395,825)	(19,779)	(239,367)	(799)

Realized gain (loss) on investments	9,856	1,271	5,757	18,038	35,562	4,480	29,869	159
Change in unrealized gain (loss) on investments	3,230	(8,246)	(4,569)	(13,238)	(23,113)	16,405	(67,141)	(60)

Net gain (loss) on investments	13,086	(6,975)	1,188	4,800	12,449	20,885	(37,272)	99

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,276	(7,644)	(377)	1,980	7,116	16,498	(49,097)	85

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$–	19,234	346,557	206,531	490,020	601	180,897	205,021
Mortality and expense risk charges (note 2)	(71)	(217,416)	(272,445)	(62,720)	(1,001,008)	(3,841)	(499,832)	(494,246)

Net investment income (loss)	(71)	(198,182)	74,112	143,811	(510,988)	(3,240)	(318,935)	(289,225)

Proceeds from mutual fund shares sold	7,717	6,796,145	6,629,700	2,073,212	23,979,881	38,767	18,709,781	15,872,259
Cost of mutual fund shares sold	(6,904)	(5,636,221)	(5,804,946)	(2,045,929)	(21,351,074)	(30,444)	(13,954,961)	(7,503,155)

Realized gain (loss) on investments	813	1,159,924	824,754	27,283	2,628,807	8,323	4,754,820	8,369,104
Change in unrealized gain (loss) on investments	(1,017)	1,060,069	(2,124,100)	37,028	3,695,392	6,409	1,073,929	(2,732,347)

Net gain (loss) on investments	(204)	2,219,993	(1,299,346)	64,311	6,324,199	14,732	5,828,749	5,636,757

Reinvested capital gains	–	–	1,402,463	–	–	–	7,145,439	8,098,344

Net increase (decrease) in contract owners’ equity resulting from operations	$(275)	2,021,811	177,229	208,122	5,813,211	11,492	12,655,253	13,445,876

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
Reinvested dividends	$58,615	38,403	310,470	–	325,671	38,314	1,787,009	–
Mortality and expense risk charges (note 2)	(610,827)	(325,920)	(359,301)	(49,034)	(99,170)	(19,225)	(303,798)	(348,499)

Net investment income (loss)	(552,212)	(287,517)	(48,831)	(49,034)	226,501	19,089	1,483,211	(348,499)

Proceeds from mutual fund shares sold	19,822,063	10,084,706	3,061,451	556,611	2,241,177	203,601	8,513,668	14,783,366
Cost of mutual fund shares sold	(15,432,815)	(4,606,111)	(1,932,821)	(340,484)	(2,186,689)	(203,783)	(8,814,126)	(10,850,430)

Realized gain (loss) on investments	4,389,248	5,478,595	1,128,630	216,127	54,488	(182)	(300,458)	3,932,936
Change in unrealized gain (loss) on investments	8,692,406	1,678,174	(2,196,928)	185,542	58,059	13,179	(665,909)	193,931

Net gain (loss) on investments	13,081,654	7,156,769	(1,068,298)	401,669	112,547	12,997	(966,367)	4,126,867

Reinvested capital gains	5,718,183	3,746,441	430,843	–	–	–	763,543	1,274,971

Net increase (decrease) in contract owners’ equity resulting from operations	$18,247,625	10,615,693	(686,286)	352,635	339,048	32,086	1,280,387	5,053,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
Reinvested dividends	$3,525,077	98,342	1,888,699	1,322,028	4,693,115	1,566,881	358,021	32,568
Mortality and expense risk charges (note 2)	(4,005,902)	(206,257)	(3,638,883)	(1,270,295)	(1,374,936)	(3,437,222)	(493,193)	(65,990)

Net investment income (loss)	(480,825)	(107,915)	(1,750,184)	51,733	3,318,179	(1,870,341)	(135,172)	(33,422)

Proceeds from mutual fund shares sold	150,642,062	4,113,551	14,591,930	12,095,281	8,891,087	36,432,767	1,684,183	402,342
Cost of mutual fund shares sold	(76,787,425)	(3,093,126)	(9,332,664)	(8,950,814)	(9,094,335)	(28,746,326)	(1,096,268)	(343,633)

Realized gain (loss) on investments	73,854,637	1,020,425	5,259,266	3,144,467	(203,248)	7,686,441	587,915	58,709
Change in unrealized gain (loss) on investments	(152,134,697)	(826,978)	83,813,774	8,076,334	1,758,736	2,167,297	4,510,087	2,095,711

Net gain (loss) on investments	(78,280,060)	193,447	89,073,040	11,220,801	1,555,488	9,853,738	5,098,002	2,154,420

Reinvested capital gains	27,528,039	1,202,247	14,731,001	1,795	–	22,981,411	322,208	29,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,232,846)	1,287,779	102,053,857	11,274,329	4,873,667	30,964,808	5,285,038	2,150,224

Investment activity:	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
Reinvested dividends	$14,357	3,091	6,410,274	476,632	630,174	896,196	–	2,923
Mortality and expense risk charges (note 2)	(746,847)	(3,619,875)	(1,097,250)	(1,076,133)	(516,945)	(275,698)	(86,777)	(192,725)

Net investment income (loss)	(732,490)	(3,616,784)	5,313,024	(599,501)	113,229	620,498	(86,777)	(189,802)

Proceeds from mutual fund shares sold	3,018,777	41,860,782	7,259,633	6,902,354	5,015,013	38,333,112	1,603,155	1,190,771
Cost of mutual fund shares sold	(1,768,791)	(30,584,638)	(7,060,667)	(3,975,645)	(3,599,229)	(39,414,746)	(1,069,711)	(921,832)

Realized gain (loss) on investments	1,249,986	11,276,144	198,966	2,926,709	1,415,784	(1,081,634)	533,444	268,939
Change in unrealized gain (loss) on investments	14,000,634	45,858,613	(3,385,854)	10,110,684	(1,937,952)	1,110,733	(135,320)	959,096

Net gain (loss) on investments	15,250,620	57,134,757	(3,186,888)	13,037,393	(522,168)	29,099	398,124	1,228,035

Reinvested capital gains	5,064,463	6,725,125	–	2,224,092	3,592,027	–	–	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	$19,582,593	60,243,098	2,126,136	14,661,984	3,183,088	649,597	311,347	1,440,601

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
Reinvested dividends	$1,646,952	307,717	122,564	–	–	648	1,148,259	1,018,495
Mortality and expense risk charges (note 2)	(497,116)	(122,308)	(357,291)	(1,703,395)	(1,739,372)	(177,147)	(1,688,836)	(2,145,509)

Net investment income (loss)	1,149,836	185,409	(234,727)	(1,703,395)	(1,739,372)	(176,499)	(540,577)	(1,127,014)

Proceeds from mutual fund shares sold	17,010,586	1,739,052	7,451,909	14,158,713	19,236,052	2,630,606	17,988,142	44,331,180
Cost of mutual fund shares sold	(17,010,586)	(1,772,946)	(5,640,941)	(8,182,262)	(13,163,429)	(2,690,353)	(13,027,920)	(34,266,284)

Realized gain (loss) on investments	–	(33,894)	1,810,968	5,976,451	6,072,623	(59,747)	4,960,222	10,064,896
Change in unrealized gain (loss) on investments	–	34,819	(7,086,843)	(3,045,846)	(1,757,309)	(1,042,471)	(10,610,895)	(22,749,873)

Net gain (loss) on investments	–	925	(5,275,875)	2,930,605	4,315,314	(1,102,218)	(5,650,673)	(12,684,977)

Reinvested capital gains	–	–	864,218	25,247,198	12,468,603	574,769	7,415,435	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,836	186,334	(4,646,384)	26,474,408	15,044,545	(703,948)	1,224,185	10,055,531

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,006,581	73,745,372	9,673	4,658	(130,016)	(145,234)	–	(1,578)
Realized gain (loss) on investments	961,343,862	526,212,018	49,145	6,786	1,640,721	393,132	–	68,701
Change in unrealized gain (loss) on investments	(513,187,435)	642,457,172	(47,842)	53,631	(2,009,263)	307,272	–	(85,904)
Reinvested capital gains	721,563,167	478,254,937	–	–	517,364	413,918	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	1,238,726,175	1,720,669,499	10,976	65,075	18,806	969,088	–	(18,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	395,145,800	425,785,056	8,701	4,040	245,091	263,575	–	9,168
Transfers between funds	–	–	(47,393)	9,321	10,276	992,246	–	(450,043)
Redemptions (note 3)	(2,791,617,541)	(2,269,980,325)	(137,619)	(66,862)	(1,448,681)	(543,955)	–	(13,601)
Annuity benefits	(7,216,159)	(5,952,411)	–	–	(26,716)	(20,640)	–	–
Annual contract maintenance charges (note 2)	(324,947)	(345,291)	–	–	(17)	(1)	–	–
Contingent deferred sales charges (note 2)	(14,192,307)	(20,516,578)	(2,203)	(1,345)	(26,967)	(5,733)	–	(163)
Adjustments to maintain reserves	(28,163)	1,697,555	19	(31)	(11,894)	(1,615)	–	(23)

Net equity transactions	(2,418,233,317)	(1,869,311,994)	(178,495)	(54,877)	(1,258,908)	683,877	–	(454,662)

Net change in contract owners’ equity	(1,179,507,142)	(148,642,495)	(167,519)	10,198	(1,240,102)	1,652,965	–	(473,443)
Contract owners’ equity beginning of period	15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

Contract owners’ equity end of period	$14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	–	–

CHANGES IN UNITS:
Beginning units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

Units purchased	338,899,951	258,346,988	795	1,789	242,220	159,039	–	928
Units redeemed	(473,121,278)	(384,674,852)	(15,995)	(6,832)	(341,647)	(94,097)	–	(50,764)

Ending units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,319)	(2,205)	(31,664)	(28,290)	(64,839)	(17,016)	(1,498)	(2,758)
Realized gain (loss) on investments	15,770	6,846	352,150	192,198	376,429	62,675	17,878	13,422
Change in unrealized gain (loss) on investments	4,302	3,864	(163,703)	(96,748)	(608,369)	70,252	21,571	43,720
Reinvested capital gains	–	–	–	–	353,722	48,671	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,753	8,505	156,783	67,160	56,943	164,582	37,951	54,384

Equity transactions:
Purchase payments received from contract owners (note 3)	8,683	17,205	128,418	25,841	131,910	85,956	26,897	1,266
Transfers between funds	10,090	(405)	252,625	381,134	1,987,994	2,405,181	(140)	428,034
Redemptions (note 3)	(34,332)	(17,661)	(280,971)	(193,385)	(861,091)	(96,864)	(41,931)	(25,180)
Annuity benefits	–	–	(6,240)	(1,416)	(12,749)	(10,135)	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(37)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,063)	(578)	(4,574)	(1,345)	(3,851)	(2,611)	(8)	(347)
Adjustments to maintain reserves	(43)	1	2	(107)	75	(934)	(29)	3

Net equity transactions	(16,665)	(1,438)	89,251	210,722	1,242,251	2,380,589	(15,211)	403,776

Net change in contract owners’ equity	1,088	7,067	246,034	277,882	1,299,194	2,545,171	22,740	458,160
Contract owners’ equity beginning of period	189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

Contract owners’ equity end of period	$190,381	189,293	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844

CHANGES IN UNITS:
Beginning units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

Units purchased	1,600	1,582	120,159	74,963	973,099	293,021	1,888	36,428
Units redeemed	(3,032)	(1,828)	(115,767)	(52,649)	(869,723)	(70,029)	(3,187)	(3,080)

Ending units	14,793	16,225	161,870	157,478	344,231	240,855	45,118	46,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCoreEq2		AIMGlobHlth		AIMGlobRE		AIMLrgCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(17,825)	(12,211)	(641)	(177)	16,103	736	(5,712)	(2,403)
Realized gain (loss) on investments	43,117	1,516	543	17	12,780	1,046	9,124	1,875
Change in unrealized gain (loss) on investments	80,598	142,296	5,927	2,197	(105,430)	9,252	58,209	46,849
Reinvested capital gains	–	–	–	–	46,053	3,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	105,890	131,601	5,829	2,037	(30,494)	14,666	61,621	46,321

Equity transactions:
Purchase payments received from contract owners (note 3)	2,009	1,655	15,137	2,223	35,703	2,498	29,694	7,385
Transfers between funds	(65,862)	1,780,145	7,426	43,693	456,882	97,087	54,096	416,309
Redemptions (note 3)	(211,234)	(45,877)	(1,896)	(1,548)	(72,204)	(2,549)	(58,160)	(15,327)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25)	(6)	(69)	(5)	–	–
Contingent deferred sales charges (note 2)	(1,725)	(147)	–	–	(587)	–	(171)	(262)
Adjustments to maintain reserves	(129)	(66)	(8)	2	(6,044)	(43)	4	(34)

Net equity transactions	(276,941)	1,735,710	20,634	44,364	413,681	96,988	25,463	408,071

Net change in contract owners’ equity	(171,051)	1,867,311	26,463	46,401	383,187	111,654	87,084	454,392
Contract owners’ equity beginning of period	1,867,311	–	46,401	–	111,654	–	454,392	–

Contract owners’ equity end of period	$1,696,260	1,867,311	72,864	46,401	494,841	111,654	541,476	454,392

CHANGES IN UNITS:
Beginning units	173,478	–	4,361	–	8,689	–	44,482	–

Units purchased	2,230	178,480	2,104	5,202	53,121	10,128	7,351	49,661
Units redeemed	(26,823)	(5,002)	(274)	(841)	(20,615)	(1,439)	(5,444)	(5,179)

Ending units	148,885	173,478	6,191	4,361	41,195	8,689	46,389	44,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMPreEq		AIMPreEq2		AlVGrIncB		AlVLrgCpGrB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	2,634	–	1,972	(22,752)	(25,802)	(59,439)	(64,190)
Realized gain (loss) on investments	–	111,387	–	427,405	306,567	310,615	224,513	452,847
Change in unrealized gain (loss) on investments	–	(92,131)	–	(346,393)	(363,909)	48,824	187,300	(484,779)
Reinvested capital gains	–	–	–	–	194,260	218,749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	21,890	–	82,984	114,166	552,386	352,374	(96,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	571	–	–	21,858	23,803	8,400	32,258
Transfers between funds	–	(439,064)	–	(1,751,648)	(612,926)	(390,832)	(330,579)	(430,615)
Redemptions (note 3)	–	(16,020)	–	(68,429)	(268,158)	(341,071)	(221,057)	(210,602)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(51)	–	(515)	(3,446)	(2,538)	(1,906)	(4,142)
Adjustments to maintain reserves	–	(11)	–	(44)	(1,382)	(296)	(96)	(220)

Net equity transactions	–	(454,575)	–	(1,820,636)	(864,054)	(710,934)	(545,238)	(613,321)

Net change in contract owners’ equity	–	(432,685)	–	(1,737,652)	(749,888)	(158,548)	(192,864)	(709,443)
Contract owners’ equity beginning of period	–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

Contract owners’ equity end of period	$–	–	–	–	3,355,423	4,105,311	3,233,536	3,426,400

CHANGES IN UNITS:
Beginning units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

Units purchased	–	88	–	290	12,418	16,135	5,585	53,892
Units redeemed	–	(46,487)	–	(172,826)	(76,630)	(78,232)	(53,268)	(108,672)

Ending units	–	–	–	–	246,507	310,719	261,646	309,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,001)	(95,863)	1,420,947	1,526,187	(9,761)	(10,104)	1,610,066	1,248,481
Realized gain (loss) on investments	777,119	335,267	16,516,780	10,040,064	304,934	503,255	(406,105)	(478,258)
Change in unrealized gain (loss) on investments	(1,049,780)	28,442	(18,484,012)	18,406,291	(357,821)	55,061	2,640,419	(626,441)
Reinvested capital gains	358,138	408,442	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,476	676,288	(546,285)	29,972,542	(62,648)	548,212	3,844,380	143,782

Equity transactions:
Purchase payments received from contract owners (note 3)	81,278	211,451	2,781,657	3,930,631	42,534	43,906	1,470,804	1,654,651
Transfers between funds	(435,016)	(162,705)	(13,558,504)	(14,016,892)	(189,631)	(916,386)	3,189,944	(10,026,103)
Redemptions (note 3)	(977,617)	(411,496)	(37,768,191)	(38,083,882)	(345,540)	(446,407)	(7,126,153)	(7,976,946)
Annuity benefits	(2,267)	(475)	(54,214)	(66,881)	(449)	(553)	(105,876)	(93,137)
Annual contract maintenance charges (note 2)	–	–	(6,106)	(7,301)	–	–	(399)	(491)
Contingent deferred sales charges (note 2)	(20,047)	(6,010)	(120,484)	(280,828)	(6,191)	(4,569)	(25,066)	(45,492)
Adjustments to maintain reserves	592	(344)	1,247	4,884	(603)	(1,994)	(4,920)	7,124

Net equity transactions	(1,353,077)	(369,579)	(48,724,595)	(48,520,269)	(499,880)	(1,326,003)	(2,601,666)	(16,480,394)

Net change in contract owners’ equity	(1,331,601)	306,709	(49,270,880)	(18,547,727)	(562,528)	(777,791)	1,242,714	(16,336,612)
Contract owners’ equity beginning of period	6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

Contract owners’ equity end of period	$4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673	53,599,707	52,356,993

CHANGES IN UNITS:
Beginning units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

Units purchased	23,414	33,709	1,578,485	1,003,013	12,489	7,485	2,021,986	1,535,566
Units redeemed	(109,126)	(58,427)	(4,584,943)	(4,312,877)	(48,001)	(116,848)	(2,297,922)	(3,084,510)

Ending units	301,006	386,718	9,788,983	12,795,441	265,462	300,974	4,431,444	4,707,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPInt3		ACVPMdCpV		ACVPMdCpV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(377,437)	551,579	(374,333)	326,704	(77,892)	19,431	(2,684)	(642)
Realized gain (loss) on investments	12,599,245	7,064,246	8,738,200	5,732,632	540,182	107,672	19,751	1,276
Change in unrealized gain (loss) on investments	2,644,629	13,873,990	3,186,956	9,004,295	(1,405,711)	310,701	(51,868)	10,490
Reinvested capital gains	–	–	–	–	140,936	199,903	2,217	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	14,866,437	21,489,815	11,550,823	15,063,631	(802,485)	637,707	(32,584)	14,636

Equity transactions:
Purchase payments received from contract owners (note 3)	413,357	398,145	1,699,054	2,466,511	675,795	131,830	269,753	57,139
Transfers between funds	(5,908,576)	(6,984,646)	(1,497,672)	(3,730,516)	7,281,059	7,528,491	109,069	–
Redemptions (note 3)	(23,413,266)	(17,544,028)	(12,077,479)	(8,887,072)	(2,183,440)	(116,336)	(20,335)	(8,219)
Annuity benefits	(24,185)	(25,371)	(2,197)	(1,763)	–	–	(25,157)	(1,098)
Annual contract maintenance charges (note 2)	(2,569)	(2,698)	(896)	(1,220)	(298)	(28)	–	–
Contingent deferred sales charges (note 2)	(47,296)	(116,764)	(58,094)	(77,868)	(12,065)	(364)	(677)	–
Adjustments to maintain reserves	2,616	16,379	2,689	12,112	(42)	306	350	9

Net equity transactions	(28,979,919)	(24,258,983)	(11,934,595)	(10,219,816)	5,761,009	7,543,899	333,003	47,831

Net change in contract owners’ equity	(14,113,482)	(2,769,168)	(383,772)	4,843,815	4,958,524	8,181,606	300,419	62,467
Contract owners’ equity beginning of period	101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

Contract owners’ equity end of period	$87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606	416,040	115,621

CHANGES IN UNITS:
Beginning units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

Units purchased	680,755	17,098	990,345	833,973	1,534,504	1,013,620	26,452	4,564
Units redeemed	(2,293,973)	(1,648,610)	(1,699,412)	(1,573,299)	(1,060,532)	(303,345)	(2,561)	(561)

Ending units	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275	32,641	8,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(138,028)	(186,183)	(31,674)	(38,118)	2,153,291	917,098	(31,633)	(46,431)
Realized gain (loss) on investments	396,143	919,395	168,623	319,436	34,159,717	9,594,716	352,729	586,226
Change in unrealized gain (loss) on investments	1,650,422	(1,537,533)	158,181	(399,437)	(99,697,993)	23,597,928	(1,577,676)	(23,610)
Reinvested capital gains	–	–	–	–	40,370,840	44,359,944	709,770	739,532

Net increase (decrease) in contract owners’ equity resulting from operations	1,908,537	(804,321)	295,130	(118,119)	(23,014,145)	78,469,686	(546,810)	1,255,717

Equity transactions:
Purchase payments received from contract owners (note 3)	477,874	407,933	24	11,260	8,713,861	10,091,631	116,466	116,853
Transfers between funds	4,932,437	(7,246,980)	(41,450)	(800,632)	(54,325,120)	(14,170,009)	(153,734)	(911,941)
Redemptions (note 3)	(1,963,103)	(2,083,407)	(328,100)	(184,153)	(79,379,249)	(70,101,076)	(801,363)	(751,897)
Annuity benefits	(14,327)	(14,078)	–	–	(133,655)	(141,919)	–	–
Annual contract maintenance charges (note 2)	(438)	(484)	–	–	(7,110)	(7,879)	–	–
Contingent deferred sales charges (note 2)	(19,141)	(23,320)	(5,868)	(3,643)	(476,095)	(665,990)	(12,426)	(12,455)
Adjustments to maintain reserves	(363)	(399)	(82)	(252)	(33,430)	55,482	(154)	(451)

Net equity transactions	3,412,939	(8,960,735)	(375,476)	(977,420)	(125,640,798)	(74,939,760)	(851,211)	(1,559,891)

Net change in contract owners’ equity	5,321,476	(9,765,056)	(80,346)	(1,095,539)	(148,654,943)	3,529,926	(1,398,021)	(304,174)
Contract owners’ equity beginning of period	12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

Contract owners’ equity end of period	$17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138	7,328,653	8,726,674

CHANGES IN UNITS:
Beginning units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

Units purchased	861,933	429,844	17,917	13,831	3,443,763	3,676,423	29,771	58,372
Units redeemed	(615,185)	(1,271,931)	(54,062)	(107,171)	(9,299,017)	(7,687,870)	(87,620)	(179,316)

Ending units	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492	539,862	597,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(174,389)	(2,559)	(1,970)	(311)	26,207	(6,227)	37,773	3,758
Realized gain (loss) on investments	1,921,676	(6,208)	2,126	60	94,238	48,471	418,504	100,649
Change in unrealized gain (loss) on investments	2,241,451	30,150	31,435	956	(325,702)	166,576	(1,477,545)	654,268
Reinvested capital gains	–	–	–	52	223,785	64,751	630,056	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,988,738	21,383	31,591	757	18,528	273,571	(391,212)	758,675

Equity transactions:
Purchase payments received from contract owners (note 3)	280,469	29,878	351,617	2,250	71,816	66,700	38,330	79,616
Transfers between funds	29,178,951	441,855	67,507	–	(13)	(11,647)	1,472,929	(17,316)
Redemptions (note 3)	(2,401,725)	(27,573)	(2,154)	(230)	(265,561)	(134,522)	(554,545)	(255,001)
Annuity benefits	–	–	(4,718)	(1,110)	–	–	–	–
Annual contract maintenance charges (note 2)	(50)	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,420)	(25)	–	–	(1,548)	(1,292)	(8,582)	(4,719)
Adjustments to maintain reserves	(303)	9	129	50	(61)	(136)	(10,640)	(8)

Net equity transactions	27,049,922	444,144	412,381	960	(195,367)	(80,897)	937,492	(197,428)

Net change in contract owners’ equity	31,038,660	465,527	443,972	1,717	(176,839)	192,674	546,280	561,247
Contract owners’ equity beginning of period	465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

Contract owners’ equity end of period	$31,504,187	465,527	460,497	16,525	1,993,781	2,170,620	5,067,332	4,521,052

CHANGES IN UNITS:
Beginning units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

Units purchased	5,894,147	85,222	26,598	79	5,279	5,473	121,136	8,057
Units redeemed	(3,653,658)	(38,398)	(423)	(21)	(19,766)	(12,215)	(53,069)	(23,977)

Ending units	2,287,313	46,824	27,543	1,368	152,662	167,149	393,076	325,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BBTLgCapGr		BBTMdCapGr		CSTGlobSmCp		CSTIntFoc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(448)	(14,989)	(47,017)	(29,711)	(29,478)	(33,792)	1,807	(1,620)
Realized gain (loss) on investments	68,028	37,884	180,824	98,818	206,035	351,098	961,017	652,408
Change in unrealized gain (loss) on investments	(350,529)	13,427	483,689	(188,993)	(293,526)	57,458	152,569	661,797
Reinvested capital gains	319,189	4,358	362,469	182,048	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,240	40,680	979,965	62,162	(116,969)	374,764	1,115,393	1,312,585

Equity transactions:
Purchase payments received from contract owners (note 3)	1,276	44,290	55,772	69,463	12,923	15,873	16,865	10,585
Transfers between funds	(1,611,457)	(32,259)	(97,330)	(8,330)	(140,860)	(188,610)	(356,442)	(206,324)
Redemptions (note 3)	(52,212)	(119,008)	(241,113)	(205,804)	(383,420)	(834,836)	(1,763,013)	(1,782,662)
Annuity benefits	–	–	–	–	–	–	(3,686)	(2,916)
Annual contract maintenance charges (note 2)	–	–	–	–	(47)	(58)	(51)	(64)
Contingent deferred sales charges (note 2)	(1,677)	(2,646)	(3,036)	(3,559)	(226)	(830)	(517)	(2,092)
Adjustments to maintain reserves.	269	(136)	(40)	127	(52)	(179)	221	(142)

Net equity transactions	(1,663,801)	(109,759)	(285,747)	(148,103)	(511,682)	(1,008,640)	(2,106,623)	(1,983,615)

Net change in contract owners’ equity	(1,627,561)	(69,079)	694,218	(85,941)	(628,651)	(633,876)	(991,230)	(671,030)
Contract owners’ equity beginning of period	1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

Contract owners’ equity end of period	$–	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525	6,863,280	7,854,510

CHANGES IN UNITS:
Beginning units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

Units purchased	160	5,373	6,329	4,825	659	2,395	2,709	540
Units redeemed	(170,195)	(17,255)	(23,719)	(14,633)	(36,425)	(80,389)	(140,288)	(156,403)

Ending units	–	170,035	194,644	212,034	189,766	225,532	429,076	566,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPELead		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,729	(20,270)	(7,631)	(27,090)	(419,255)	(511,261)	4,038,401	4,077,888
Realized gain (loss) on investments	1,750,843	721,903	(125,639)	118,097	3,352,354	6,760,578	29,203,434	(24,506,830)
Change in unrealized gain (loss) on investments	(3,638,075)	1,563,021	(36,668)	(230,119)	(5,558,515)	(856,674)	1,988,057	135,270,460
Reinvested capital gains	2,077,602	–	177,599	221,791	2,261,700	1,579,129	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,099	2,264,654	7,661	82,679	(363,716)	6,971,772	35,229,892	114,841,518

Equity transactions:
Purchase payments received from contract owners (note 3)	181,343	121,770	2,915	38,885	1,237,365	2,140,827	16,832,892	20,909,493
Transfers between funds	(939,372)	(41,587)	(1,336,257)	(137,208)	(8,092,633)	(5,457,169)	(51,522,210)	(59,777,868)
Redemptions (note 3)	(3,745,145)	(3,198,285)	(49,821)	(152,918)	(8,285,927)	(8,994,851)	(165,777,916)	(149,144,875)
Annuity benefits	–	–	–	–	(51,123)	(40,837)	(226,605)	(207,337)
Annual contract maintenance charges (note 2)	(193)	(268)	–	–	(1,651)	(1,765)	(36,121)	(42,159)
Contingent deferred sales charges (note 2)	(1,840)	(7,746)	(920)	(3,082)	(54,360)	(82,535)	(575,752)	(1,014,413)
Adjustments to maintain reserves	(76)	(68)	(48)	(158)	2,274	8,543	(4,361)	83,673

Net equity transactions	(4,505,283)	(3,126,184)	(1,384,131)	(254,481)	(15,246,055)	(12,427,787)	(201,310,073)	(189,193,486)

Net change in contract owners’ equity	(4,294,184)	(861,530)	(1,376,470)	(171,802)	(15,609,771)	(5,456,015)	(166,080,181)	(74,351,968)
Contract owners’ equity beginning of period	13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	856,866,985	931,218,953

Contract owners’ equity end of period	$9,298,560	13,592,744	–	1,376,470	42,299,009	57,908,780	690,786,804	856,866,985

CHANGES IN UNITS:
Beginning units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	57,892,321	71,700,975

Units purchased	90,718	95,021	1,561	8,652	858,338	2,548,385	7,769,555	4,395,471
Units redeemed	(344,664)	(297,495)	(103,389)	(28,218)	(1,853,106)	(3,462,317)	(21,117,727)	(18,204,125)

Ending units	537,328	791,274	–	101,828	2,832,247	3,827,015	44,544,149	57,892,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVAppS		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$540,430	610,594	(17,629)	(17,996)	(4,209)	(5,658)	1,094	276
Realized gain (loss) on investments	11,774,366	7,238,589	258,187	169,107	3,995	3,146	15,053	27,133
Change in unrealized gain (loss) on investments	(5,533,266)	10,757,414	(71,823)	339,376	(127,018)	(27,915)	(66,734)	28,967
Reinvested capital gains	–	–	–	–	62,765	39,666	63,897	37,928

Net increase (decrease) in contract owners’ equity resulting from operations	6,781,530	18,606,597	168,735	490,487	(64,467)	9,239	13,310	94,304

Equity transactions:
Purchase payments received from contract owners (note 3)	1,915,852	2,578,680	59,474	149,669	30,350	23,608	–	–
Transfers between funds	(10,070,227)	(8,826,249)	(313,264)	(78,757)	(2,689)	2,992	–	–
Redemptions (note 3)	(22,712,531)	(25,926,972)	(307,546)	(331,216)	(7,233)	(4,641)	(9,935)	(46,703)
Annuity benefits	(88,596)	(65,449)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,678)	(5,748)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(81,449)	(117,995)	(3,240)	(6,010)	(122)	(59)	(130)	(477)
Adjustments to maintain reserves	732	5,698	(104)	(269)	(3)	(2)	398	(27)

Net equity transactions	(31,040,897)	(32,358,035)	(564,680)	(266,583)	20,303	21,898	(9,667)	(47,207)

Net change in contract owners’ equity	(24,259,367)	(13,751,438)	(395,945)	223,904	(44,164)	31,137	3,643	47,097
Contract owners’ equity beginning of period	128,084,844	141,836,282	3,894,443	3,670,539	497,921	466,784	503,070	455,973

Contract owners’ equity end of period	$103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921	506,713	503,070

CHANGES IN UNITS:
Beginning units	8,535,184	10,849,045	328,325	353,031	41,384	39,559	27,160	29,758

Units purchased	990,536	1,698,413	6,687	40,780	2,328	2,202	–	–
Units redeemed	(3,024,741)	(4,012,274)	(53,617)	(65,486)	(798)	(377)	(530)	(2,598)

Ending units	6,500,979	8,535,184	281,395	328,325	42,914	41,384	26,630	27,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLeadS		FedCapApS		FedHiIncS		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,910)	(3,658)	(14,773)	(13,831)	292,821	327,825	305	(6,460)
Realized gain (loss) on investments	17,307	37,536	75,394	32,759	(64,522)	20,501	(23,092)	5,342
Change in unrealized gain (loss) on investments	(147,651)	(35,706)	23,990	116,905	(175,369)	65,808	(24,072)	25,995
Reinvested capital gains	66,416	82,521	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(67,838)	80,693	84,611	135,833	52,930	414,134	(46,859)	24,877

Equity transactions:
Purchase payments received from contract owners (note 3)	771	860	17,083	57,615	52,160	125,555	106,793	75,046
Transfers between funds	(57,876)	(67,028)	(62,835)	(89,865)	(250,546)	(115,058)	317,013	1,106,318
Redemptions (note 3)	(13,563)	(31,673)	(82,609)	(35,506)	(357,331)	(611,536)	(319,675)	(40,043)
Annuity benefits	–	–	–	–	(148)	(194)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(13)	(6)
Contingent deferred sales charges (note 2)	(276)	(322)	(1,480)	(391)	(3,596)	(7,348)	(44)	(71)
Adjustments to maintain reserves	(36)	(32)	(13)	(106)	(313)	(922)	(58)	(38)

Net equity transactions	(70,980)	(98,195)	(129,854)	(68,253)	(559,774)	(609,503)	104,016	1,141,206

Net change in contract owners’ equity	(138,818)	(17,502)	(45,243)	67,580	(506,844)	(195,369)	57,157	1,166,083
Contract owners’ equity beginning of period	626,940	644,442	1,115,659	1,048,079	5,134,221	5,329,590	1,166,083	–

Contract owners’ equity end of period	$488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221	1,223,240	1,166,083

CHANGES IN UNITS:
Beginning units	49,357	58,134	94,849	101,179	381,404	429,576	113,120	–

Units purchased	1,415	5,028	2,993	5,694	108,684	48,007	239,235	179,085
Units redeemed	(7,283)	(13,805)	(13,295)	(12,024)	(150,761)	(96,179)	(230,410)	(65,965)

Ending units	43,489	49,357	84,547	94,849	339,327	381,404	121,945	113,120

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FedQualBdS		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,195,488	8,866,003	251,688	197,678	2,554,331	15,403,316	(53,081)	185,854
Realized gain (loss) on investments	(376,559)	989,122	(68,337)	(138,651)	36,448,640	12,099,854	1,155,429	630,460
Change in unrealized gain (loss) on investments	1,071,128	(2,230,701)	96,063	128,189	(84,991,989)	13,001,591	(2,386,753)	(112,135)
Reinvested capital gains	–	–	–	–	54,024,702	95,223,574	1,302,143	1,982,765

Net increase (decrease) in contract owners’ equity resulting from operations	9,890,057	7,624,424	279,414	187,216	8,035,684	135,728,335	17,738	2,686,944

Equity transactions:
Purchase payments received from contract owners (note 3)	4,917,921	5,961,978	70,469	184,860	12,521,860	14,731,729	197,401	378,934
Transfers between funds	(3,807,060)	(28,388,474)	(204,952)	(126,418)	(49,371,783)	(25,488,597)	(1,113,334)	(398,585)
Redemptions (note 3)	(43,202,775)	(38,735,418)	(908,132)	(934,878)	(138,499,789)	(126,111,549)	(1,332,582)	(840,200)
Annuity benefits	(104,918)	(112,350)	(554)	(761)	(266,993)	(213,877)	–	–
Annual contract maintenance charges (note 2)	(2,267)	(2,913)	–	–	(10,007)	(10,842)	–	–
Contingent deferred sales charges (note 2)	(243,353)	(350,658)	(13,876)	(9,974)	(568,511)	(873,633)	(22,133)	(10,758)
Adjustments to maintain reserves	7,285	15,852	(630)	(2,748)	73,443	76,635	(302)	(853)

Net equity transactions	(42,435,167)	(61,611,983)	(1,057,675)	(889,919)	(176,121,780)	(137,890,134)	(2,270,950)	(871,462)

Net change in contract owners’ equity	(32,545,110)	(53,987,559)	(778,261)	(702,703)	(168,086,096)	(2,161,799)	(2,253,212)	1,815,482
Contract owners’ equity beginning of period	268,042,958	322,030,517	9,268,271	9,970,974	805,865,456	808,027,255	17,476,446	15,660,964

Contract owners’ equity end of period	$235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456	15,223,234	17,476,446

CHANGES IN UNITS:
Beginning units	19,923,851	24,642,363	826,174	906,385	45,771,858	54,528,487	1,257,321	1,326,705

Units purchased	3,270,121	1,951,744	47,359	103,654	6,121,347	4,547,326	57,702	118,936
Units redeemed	(6,425,044)	(6,670,256)	(140,296)	(183,865)	(15,821,239)	(13,303,955)	(213,616)	(188,320)

Ending units	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858	1,101,407	1,257,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPGrS2		FidVIPHIS		FidVIPHISR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,228,723)	(4,167,155)	(81,802)	(95,599)	7,835,048	12,919,897	2,420,731	–
Realized gain (loss) on investments	17,271,570	(14,229,939)	655,985	247,854	2,510,773	(4,442,921)	(628,516)	–
Change in unrealized gain (loss) on investments	80,606,095	42,655,600	629,579	119,400	(6,673,122)	11,317,675	(2,270,710)	–
Reinvested capital gains	350,443	–	3,684	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	95,999,385	24,258,506	1,207,446	271,655	3,672,699	19,794,651	(478,495)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,293,261	9,371,171	70,742	110,551	1,785,096	3,552,051	1,467,582	–
Transfers between funds	(10,197,452)	(40,807,660)	(450,793)	(62,501)	(59,267,618)	(5,594,088)	33,545,959	–
Redemptions (note 3)	(93,739,500)	(76,806,888)	(656,962)	(463,136)	(35,930,478)	(39,899,699)	(4,348,052)	–
Annuity benefits	(114,156)	(92,795)	–	–	(48,241)	(58,997)	–	–
Annual contract maintenance charges (note 2)	(17,295)	(20,017)	–	–	(2,479)	(2,800)	(78)	–
Contingent deferred sales charges (note 2)	(312,515)	(566,079)	(12,426)	(7,474)	(115,336)	(240,826)	(13,227)	–
Adjustments to maintain reserves	11,565	36,778	(239)	(344)	979	24,295	11,831	–

Net equity transactions	(97,076,092)	(108,885,490)	(1,049,678)	(422,904)	(93,578,077)	(42,220,064)	30,664,015	–

Net change in contract owners’ equity	(1,076,707)	(84,626,984)	157,768	(151,249)	(89,905,378)	(22,425,413)	30,185,520	–
Contract owners’ equity beginning of period	429,544,896	514,171,880	5,765,569	5,916,818	206,623,312	229,048,725	–	–

Contract owners’ equity end of period	$428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312	30,185,520	–

CHANGES IN UNITS:
Beginning units	33,064,556	41,679,172	544,353	584,358	18,673,694	22,786,741	–	–

Units purchased	7,151,797	1,921,322	39,302	35,574	4,814,039	11,346,552	6,979,378	–
Units redeemed	(14,259,635)	(10,535,938)	(133,458)	(75,579)	(13,046,842)	(15,459,599)	(3,901,617)	–

Ending units	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694	3,077,761	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPOvS2R		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,131,429	(187,786)	120,905	(108,577)	1,992,856	(390,779)	(3,410,738)	(796,356)
Realized gain (loss) on investments	7,361,712	5,459,327	994,974	719,691	14,657,366	12,483,983	55,638,212	29,610,411
Change in unrealized gain (loss) on investments	(3,942,677)	3,833,602	(319,905)	767,562	(8,463,553)	3,232,981	(123,508,728)	(13,800,683)
Reinvested capital gains	4,126,563	405,385	727,488	61,215	7,225,936	670,331	198,370,523	70,334,936

Net increase (decrease) in contract owners’ equity resulting from operations	8,677,027	9,510,528	1,523,462	1,439,891	15,412,605	15,996,516	127,089,269	85,348,308

Equity transactions:
Purchase payments received from contract owners (note 3)	146,212	157,099	127,264	168,329	3,042,682	3,911,467	19,820,622	25,741,947
Transfers between funds	(3,964,124)	(3,885,735)	(3,163)	(13,429)	(4,876,165)	71,041	(33,053,375)	5,826,534
Redemptions (note 3)	(12,638,948)	(10,757,311)	(712,202)	(550,346)	(18,834,024)	(14,258,567)	(165,924,464)	(140,024,654)
Annuity benefits.	(25,708)	(21,311)	(208)	(235)	(47,295)	(34,366)	(400,657)	(303,254)
Annual contract maintenance charges (note 2)	(798)	(939)	–	–	(1,636)	(1,483)	(24,778)	(26,249)
Contingent deferred sales charges (note 2)	(24,253)	(59,816)	(6,921)	(9,646)	(101,448)	(117,709)	(624,114)	(969,211)
Adjustments to maintain reserves	3,849	10,700	(530)	(1,273)	5,451	17,655	61,533	127,256

Net equity transactions	(16,503,770)	(14,557,313)	(595,760)	(406,600)	(20,812,435)	(10,411,962)	(180,145,233)	(109,627,631)

Net change in contract owners’ equity	(7,826,743)	(5,046,785)	927,702	1,033,291	(5,399,830)	5,584,554	(53,055,964)	(24,279,323)
Contract owners’ equity beginning of period	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945	868,731,485	893,010,808

Contract owners’ equity end of period	$52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499	815,675,521	868,731,485

CHANGES IN UNITS:
Beginning units	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794	42,459,981	48,190,974

Units purchased	424,763	11,538	63,854	76,264	1,874,697	1,983,837	7,484,045	7,305,460
Units redeemed	(1,293,314)	(951,036)	(97,687)	(103,730)	(3,036,355)	(2,648,950)	(15,817,847)	(13,036,453)

Ending units	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681	34,126,179	42,459,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(219,506)	(151,231)	1,760,430	1,301,026	(640,795)	(287,137)	(214,865)	(99,408)
Realized gain (loss) on investments	1,160,511	1,173,299	(644,233)	(984,322)	2,879,230	(4,212,822)	740,316	(35,841)
Change in unrealized gain (loss) on investments	(3,215,038)	(909,351)	723,507	1,379,282	9,243,801	6,640,028	1,503,027	1,336,931
Reinvested capital gains	5,088,027	1,524,461	–	122,570	–	–	2,557,199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,813,994	1,637,178	1,839,704	1,818,556	11,482,236	2,140,069	4,585,677	1,201,682

Equity transactions:
Purchase payments received from contract owners (note 3)	300,440	537,227	2,683,968	3,344,169	709,776	1,928,004	1,926,850	849,455
Transfers between funds	421,425	63,494	12,496,952	15,400,668	(3,260,017)	(4,648,067)	19,498,426	22,533,031
Redemptions (note 3)	(1,570,434)	(1,236,628)	(12,766,010)	(7,434,620)	(13,998,348)	(15,900,600)	(5,763,293)	(893,442)
Annuity benefits	(5,649)	–	(94,354)	(48,909)	(7,065)	(18,719)	(132)	–
Annual contract maintenance charges (note 2)	–	–	(1,235)	(1,015)	(1,372)	(1,625)	(574)	(85)
Contingent deferred sales charges (note 2)	(26,135)	(19,227)	(68,052)	(67,393)	(27,830)	(68,929)	(17,551)	(5,107)
Adjustments to maintain reserves	228	(929)	3,017	(340)	(127)	3,628	(1,553)	1,041

Net equity transactions	(880,125)	(656,063)	2,254,286	11,192,560	(16,584,983)	(18,706,308)	15,642,173	22,484,893

Net change in contract owners’ equity	1,933,869	981,115	4,093,990	13,011,116	(5,102,747)	(16,566,239)	20,227,850	23,686,575
Contract owners’ equity beginning of period	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395	23,686,575	–

Contract owners’ equity end of period	$20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156	43,914,425	23,686,575

CHANGES IN UNITS:
Beginning units	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186	2,219,901	–

Units purchased	92,277	161,648	3,651,172	3,790,753	863,866	629,952	3,317,381	2,714,676
Units redeemed	(149,822)	(207,168)	(3,422,670)	(2,841,359)	(2,304,250)	(2,482,045)	(1,816,515)	(494,775)

Ending units	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093	3,720,767	2,219,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2		FidVIPEnergyS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(211,488)	(229,413)	(181,703)	(253,802)	(37,720)	(39,782)	(286,047)	9,048
Realized gain (loss) on investments	1,008,359	857,802	(86,025)	(805,882)	44,487	72,039	237,471	(324,363)
Change in unrealized gain (loss) on investments	(278,986)	(896,562)	(2,394,451)	(1,637,486)	(210,336)	(136,469)	7,529,881	(1,201,637)
Reinvested capital gains	1,380,394	1,638,948	4,362,170	8,072,471	312,066	457,279	1,805,107	1,452,792

Net increase (decrease) in contract owners’ equity resulting from operations	1,898,279	1,370,775	1,699,991	5,375,301	108,497	353,067	9,286,412	(64,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	550,779	891,941	1,167,210	1,381,621	48,288	70,934	1,482,882	740,354
Transfers between funds	(4,350)	445,993	(175,347)	(7,867,413)	(79,574)	(16,219)	28,445,837	11,557,385
Redemptions (note 3)	(896,779)	(926,839)	(7,160,626)	(6,405,537)	(228,538)	(215,408)	(3,304,404)	(733,084)
Annuity benefits	(107,323)	(49,870)	(37,238)	(40,237)	–	–	(12,229)	(7,066)
Annual contract maintenance charges (note 2)	3	–	(959)	(1,055)	–	–	(477)	(49)
Contingent deferred sales charges (note 2)	(7,790)	(14,540)	(36,299)	(67,825)	(4,498)	(4,894)	(17,946)	(6,458)
Adjustments to maintain reserves	(6,060)	1,333	4,707	7,687	(92)	(217)	(4,930)	893

Net equity transactions	(471,520)	348,018	(6,238,552)	(12,992,759)	(264,414)	(165,804)	26,588,733	11,551,975

Net change in contract owners’ equity	1,426,759	1,718,793	(4,538,561)	(7,617,458)	(155,917)	187,263	35,875,145	11,487,815
Contract owners’ equity beginning of period	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222	11,522,607	34,792

Contract owners’ equity end of period	$15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485	47,397,752	11,522,607

CHANGES IN UNITS:
Beginning units	726,383	734,732	2,381,904	3,312,290	189,220	200,980	1,092,891	2,596

Units purchased	59,779	106,190	2,023,381	1,269,904	8,938	17,645	3,767,516	1,685,712
Units redeemed	(97,894)	(114,539)	(2,409,353)	(2,200,290)	(25,471)	(29,405)	(1,630,250)	(595,417)

Ending units	688,268	726,383	1,995,932	2,381,904	172,687	189,220	3,230,157	1,092,891

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S		FidVIPFree20S2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$122,170	31,507	307	273	82,993	21,804	54	21
Realized gain (loss) on investments	224,296	172	689	245	155,588	6,903	510	72
Change in unrealized gain (loss) on investments	(163,826)	64,967	555	1,894	(116,743)	91,575	1,011	1,892
Reinvested capital gains	171,937	11,260	947	156	167,824	19,191	1,338	306

Net increase (decrease) in contract owners’ equity resulting from operations	354,577	107,906	2,498	2,568	289,662	139,473	2,913	2,291

Equity transactions:
Purchase payments received from contract owners (note 3)	936,679	201,427	–	28,000	656,119	223,651	9,979	29,390
Transfers between funds	6,710,517	2,369,899	–	–	4,219,388	1,944,228	–	–
Redemptions (note 3)	(2,343,580)	(16,644)	(1,584)	(1,431)	(703,545)	(125,321)	–	–
Annuity benefits	(1,345)	–	(3,920)	(2,664)	(3,015)	–	(3,950)	(1,723)
Annual contract maintenance charges (note 2)	(25)	(4)	–	–	(157)	–	–	–
Contingent deferred sales charges (note 2)	(3,638)	–	–	–	(4,243)	(1,970)	–	–
Adjustments to maintain reserves	(34)	151	291	159	(256)	(7)	569	205

Net equity transactions	5,298,574	2,554,829	(5,213)	24,064	4,164,291	2,040,581	6,598	27,872

Net change in contract owners’ equity	5,653,151	2,662,735	(2,715)	26,632	4,453,953	2,180,054	9,511	30,163
Contract owners’ equity beginning of period	2,662,735	–	36,739	10,107	2,180,054	–	34,337	4,174

Contract owners’ equity end of period	$8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054	43,848	34,337

CHANGES IN UNITS:
Beginning units	238,181	–	3,171	944	203,073	–	2,852	379

Units purchased	837,524	239,862	–	2,511	539,686	221,050	680	2,610
Units redeemed	(358,207)	(1,681)	(428)	(284)	(181,480)	(17,977)	(150)	(137)

Ending units	717,498	238,181	2,743	3,171	561,279	203,073	3,382	2,852

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree30S		FidVIPFree30S2		FICoreEq		FHCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,184	10,338	2,404	(53)	–	(1,413)	–	(1,050)
Realized gain (loss) on investments	49,357	104	3,869	308	–	1,300	–	37,284
Change in unrealized gain (loss) on investments	(62,754)	27,087	(3,817)	7,368	–	(128,389)	–	(237,567)
Reinvested capital gains	111,626	9,449	12,384	1,621	–	141,045	–	313,092

Net increase (decrease) in contract owners’ equity resulting from operations	143,413	46,978	14,840	9,244	–	12,543	–	111,759

Equity transactions:
Purchase payments received from contract owners (note 3)	705,561	119,997	235,736	152,597	–	271	–	–
Transfers between funds	2,211,292	786,181	–	–	–	(1,414,115)	–	(584,537)
Redemptions (note 3)	(375,554)	(5,000)	(10,581)	(1,201)	–	(504,621)	–	(793,051)
Annuity benefits	–	–	(22,622)	(6,796)	–	–	–	–
Annual contract maintenance charges (note 2)	(345)	(1)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,124)	(9)	–	–	–	(221)	–	(160)
Adjustments to maintain reserves	(92)	40	1,230	518	–	(39)	–	23

Net equity transactions	2,533,738	901,208	203,763	145,118	–	(1,918,725)	–	(1,377,725)

Net change in contract owners’ equity	2,677,151	948,186	218,603	154,362	–	(1,906,182)	–	(1,265,966)
Contract owners’ equity beginning of period	948,186	–	158,537	4,175	–	1,906,182	–	1,265,966

Contract owners’ equity end of period	$3,625,337	948,186	377,140	158,537	–	–	–	–

CHANGES IN UNITS:
Beginning units	85,992	–	12,830	372	–	199,531	–	89,067

Units purchased	259,751	86,721	16,966	13,078	–	282	–	11
Units redeemed	(44,429)	(729)	(1,864)	(620)	–	(199,813)	–	(89,078)

Ending units	301,314	85,992	27,932	12,830	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$83,453	(11,916)	665	14	113,104	(12,574)	287,909	5,940
Realized gain (loss) on investments	1,061,894	(54,790)	6,423	4,825	197,558	22,978	422,029	(17,733)
Change in unrealized gain (loss) on investments	1,028,517	691,114	1,933	13,451	570,989	516,067	1,282,486	529,690
Reinvested capital gains	859,693	–	4,475	–	540,392	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,557	624,408	13,496	18,290	1,422,043	526,471	1,992,424	517,897

Equity transactions:
Purchase payments received from contract owners (note 3)	437,882	143,504	–	–	797,172	378,939	1,227,438	385,380
Transfers between funds	17,069,269	5,481,090	–	–	7,732,645	5,152,453	21,451,699	11,345,706
Redemptions (note 3)	(2,250,179)	(240,282)	(783)	(677)	(1,495,455)	(135,646)	(3,392,114)	(419,513)
Annuity benefits	(29,197)	(19,391)	(15,601)	(13,725)	(34,921)	(29,736)	(12,775)	(8,867)
Annual contract maintenance charges (note 2)	(124)	(1)	–	–	(179)	(8)	(41)	(6)
Contingent deferred sales charges (note 2)	(10,196)	(4,599)	–	–	(9,010)	(1,039)	(9,595)	(3,061)
Adjustments to maintain reserves	(1,886)	730	747	562	1,393	1,312	(2,006)	698

Net equity transactions	15,215,569	5,361,051	(15,637)	(13,840)	6,991,645	5,366,275	19,262,606	11,300,337

Net change in contract owners’ equity	18,249,126	5,985,459	(2,141)	4,450	8,413,688	5,892,746	21,255,030	11,818,234
Contract owners’ equity beginning of period	6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

Contract owners’ equity end of period	$24,382,734	6,133,608	102,271	104,412	14,705,701	6,292,013	33,144,739	11,889,709

CHANGES IN UNITS:
Beginning units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

Units purchased	2,240,638	593,554	–	–	967,439	537,294	2,734,673	1,273,309
Units redeemed	(1,094,788)	(121,373)	(901)	(948)	(378,057)	(64,183)	(990,455)	(174,267)

Ending units	1,629,698	483,848	5,496	6,397	1,094,763	505,381	2,850,554	1,106,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,421,570	(64,149)	10,210	(5,248)	(96,419)	(60,718)	259	327
Realized gain (loss) on investments	1,668,150	3,308	50,991	21,704	462,702	386,792	4,089	4,370
Change in unrealized gain (loss) on investments	(2,690,240)	2,016,503	(125,339)	154,512	(3,056,983)	949,241	(1,188)	101
Reinvested capital gains	395,282	7,914	18,291	6,863	1,430,708	44,120	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	794,762	1,963,576	(45,847)	177,831	(1,259,992)	1,319,435	3,160	4,798

Equity transactions:
Purchase payments received from contract owners (note 3)	5,629,647	2,053,170	(17)	322,881	781,542	317,796	–	–
Transfers between funds	27,746,873	34,352,694	(89,572)	69,656	7,384,923	13,092,836	(19,067)	(34,519)
Redemptions (note 3)	(10,560,479)	(1,218,614)	(34,203)	(38,098)	(3,582,692)	(1,193,387)	(2,100)	(2,045)
Annuity benefits	(64,945)	(6,254)	(90,563)	(92,944)	(43,267)	(35,313)	(367)	(1,059)
Annual contract maintenance charges (note 2)	(292)	(51)	(7)	2	(129)	(17)	–	–
Contingent deferred sales charges (note 2)	(15,807)	(3,185)	(482)	(666)	(13,509)	(14,288)	–	–
Adjustments to maintain reserves	3,402	1,127	5,030	1,991	(3,071)	2,521	56	71

Net equity transactions	22,738,399	35,178,887	(209,814)	262,822	4,523,797	12,170,148	(21,478)	(37,552)

Net change in contract owners’ equity	23,533,161	37,142,463	(255,661)	440,653	3,263,805	13,489,583	(18,318)	(32,754)
Contract owners’ equity beginning of period	37,142,463	–	1,376,537	935,884	13,907,748	418,165	50,931	83,685

Contract owners’ equity end of period	$60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	32,613	50,931

CHANGES IN UNITS:
Beginning units	3,299,693	–	106,400	82,712	1,233,894	29,831	3,983	7,136

Units purchased	5,755,834	3,705,062	–	29,617	1,720,511	1,867,448	–	–
Units redeemed	(3,812,394)	(405,369)	(16,180)	(5,929)	(1,339,384)	(663,385)	(1,641)	(3,153)

Ending units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	2,342	3,983

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS2		JAspGlTechS		JAspRMgCore
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,254,224)	(2,406,988)	(181,130)	(255,508)	(336,667)	(525,508)	(27,699)	(44,701)
Realized gain (loss) on investments	39,533,507	12,994,935	2,649,014	2,142,922	2,036,062	(235,778)	8,047	(285,906)
Change in unrealized gain (loss) on investments	28,781,149	4,701,676	1,128,863	(592,503)	5,458,414	3,323,898	135,140	359,109
Reinvested capital gains	–	–	–	–	–	–	32,196	271,037

Net increase (decrease) in contract owners’ equity resulting from operations	66,060,432	15,289,623	3,596,747	1,294,911	7,157,809	2,562,612	147,684	299,539

Equity transactions:
Purchase payments received from contract owners (note 3)	3,935,209	4,104,565	978,201	1,455,258	205,230	189,563	206,711	93,016
Transfers between funds	7,390,211	(19,845,986)	(736,230)	(835,564)	(3,319,995)	(3,405,665)	(60,266)	(1,106,546)
Redemptions (note 3)	(47,693,850)	(26,989,749)	(3,748,965)	(2,669,566)	(9,494,442)	(4,938,822)	(597,532)	(674,533)
Annuity benefits	(30,133)	(24,512)	–	(43)	(2,948)	(2,063)	–	–
Annual contract maintenance charges (note 2)	(4,004)	(4,554)	(509)	(571)	(1,708)	(1,954)	(1)	–
Contingent deferred sales charges (note 2)	(181,896)	(326,390)	(21,198)	(36,086)	(34,215)	(76,614)	(2,662)	(4,441)
Adjustments to maintain reserves	(219,400)	28,792	(319)	2,973	600	9,834	(23)	301

Net equity transactions	(36,803,863)	(43,057,834)	(3,529,020)	(2,083,599)	(12,647,478)	(8,225,721)	(453,773)	(1,692,203)

Net change in contract owners’ equity	29,256,569	(27,768,211)	67,727	(788,688)	(5,489,669)	(5,663,109)	(306,089)	(1,392,664)
Contract owners’ equity beginning of period	208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

Contract owners’ equity end of period	$237,543,444	208,286,875	19,686,825	19,619,098	34,810,960	40,300,629	3,150,367	3,456,456

CHANGES IN UNITS:
Beginning units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

Units purchased	10,875,168	1,601,983	651,974	515,246	2,918,408	21,846	95,551	222,772
Units redeemed	(12,636,449)	(6,230,204)	(928,182)	(692,641)	(5,877,922)	(2,211,534)	(122,227)	(331,068)

Ending units	19,196,350	20,957,631	1,356,019	1,632,227	7,228,127	10,187,641	177,353	204,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		JAspIntGroS		JPM2MdCap		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,292,363)	1,129,498	(1,206,071)	919,714	(99,901)	(290,695)	834,075	989,766
Realized gain (loss) on investments	29,137,711	15,143,843	31,399,487	13,755,541	2,908,772	4,058,511	149,277	(839,339)
Change in unrealized gain (loss) on investments	10,672,374	26,054,523	8,405,584	40,796,966	(3,597,345)	2,299,089	877,204	1,389,899
Reinvested capital gains	–	–	–	–	1,730,987	1,362,877	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,517,722	42,327,864	38,599,000	55,472,221	942,513	7,429,782	1,860,556	1,540,326

Equity transactions:
Purchase payments received from contract owners (note 3)	6,208,609	5,060,769	1,116,075	1,072,474	15,657	842,893	1,356,051	1,572,845
Transfers between funds	7,985,870	33,665,762	(12,310,196)	(9,051,809)	(8,655,421)	(21,423,744)	7,232,407	9,859,513
Redemptions (note 3)	(27,539,624)	(13,234,626)	(37,478,420)	(17,734,041)	(6,389,387)	(6,913,399)	(10,013,420)	(7,142,141)
Annuity benefits	(56,337)	(5,691)	(27,391)	(25,888)	(4,435)	(2,660)	(28,638)	(26,581)
Annual contract maintenance charges (note 2)	(2,222)	(1,510)	(4,888)	(4,878)	(632)	(1,025)	(581)	(437)
Contingent deferred sales charges (note 2)	(142,254)	(159,657)	(100,108)	(231,325)	(27,973)	(59,868)	(29,005)	(48,704)
Adjustments to maintain reserves	16,992	62,619	(174,419)	101,628	652	4,449	614	(2,522)

Net equity transactions	(13,528,966)	25,387,666	(48,979,347)	(25,873,839)	(15,061,539)	(27,553,354)	(1,482,572)	4,211,973

Net change in contract owners’ equity	24,988,756	67,715,530	(10,380,347)	29,598,382	(14,119,026)	(20,123,572)	377,984	5,752,299
Contract owners’ equity beginning of period	153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	52,843,411	47,091,112

Contract owners’ equity end of period	$178,522,653	153,533,897	154,316,456	164,696,803	28,810,043	42,929,069	53,221,395	52,843,411

CHANGES IN UNITS:
Beginning units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	5,053,380	4,630,463

Units purchased	3,423,449	4,361,654	3,056,452	137,252	260,865	623,424	3,239,415	3,450,495
Units redeemed	(3,993,448)	(3,091,047)	(4,775,419)	(2,061,517)	(1,282,976)	(2,726,465)	(3,365,688)	(3,027,578)

Ending units	6,157,632	6,727,631	8,694,808	10,413,775	2,001,101	3,023,212	4,927,107	5,053,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,279)	(3,456)	(58,305)	(61,667)	(27,898)	(29,938)	(196,245)	(140,047)
Realized gain (loss) on investments	9,838	6,557	244,337	200,500	145,276	129,194	1,422,814	839,826
Change in unrealized gain (loss) on investments	18,733	12,987	(64,283)	(235,436)	(212,777)	38,043	257,937	2,278,290
Reinvested capital gains	–	–	120,578	115,634	108,508	30,785	664,222	128,962

Net increase (decrease) in contract owners’ equity resulting from operations	25,292	16,088	242,327	19,031	13,109	168,084	2,148,728	3,107,031

Equity transactions:
Purchase payments received from contract owners (note 3)	(12)	9,287	39,505	48,210	48,139	8,573	817,094	416,019
Transfers between funds	(1,863)	(12,042)	(230,139)	(90,331)	(101,197)	(74,349)	13,172,545	25,700,300
Redemptions (note 3)	(15,419)	(11,567)	(323,014)	(306,767)	(273,163)	(189,760)	(5,279,336)	(1,089,687)
Annuity benefits	(8,865)	(8,848)	–	–	–	–	(28,912)	(17,931)
Annual contract maintenance charges (note 2)	–	(8)	–	–	–	–	(149)	(10)
Contingent deferred sales charges (note 2)	(405)	(224)	(3,957)	(5,832)	(5,360)	(2,631)	(31,775)	(12,805)
Adjustments to maintain reserves	(12,177)	(1,832)	(131)	(225)	(16,155)	62,540	1,827	1,772

Net equity transactions	(38,741)	(25,234)	(517,736)	(354,945)	(347,736)	(195,627)	8,651,294	24,997,658

Net change in contract owners’ equity	(13,449)	(9,146)	(275,409)	(335,914)	(334,627)	(27,543)	10,800,022	28,104,689
Contract owners’ equity beginning of period	275,266	284,412	3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384

Contract owners’ equity end of period	$261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

CHANGES IN UNITS:
Beginning units	23,107	25,301	304,947	337,675	143,980	162,284	2,656,741	311,423

Units purchased	–	879	7,373	14,541	7,203	7,389	2,089,365	2,704,569
Units redeemed	(3,065)	(3,073)	(52,583)	(47,269)	(36,240)	(25,693)	(1,357,734)	(359,251)

Ending units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432,360	281,463	2,047,545	20,232	372,844	(50,005)	49,505	–
Realized gain (loss) on investments	749,941	1,569	196,708	1,855	1,137,658	12,674	(19,080)	–
Change in unrealized gain (loss) on investments	(36,834)	870,806	(1,750,119)	303,017	1,367,005	1,436,237	(262,412)	–
Reinvested capital gains	20,716	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,166,183	1,153,838	494,134	325,104	2,877,507	1,398,906	(231,987)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	4,262,092	1,552,911	1,825,998	635,935	1,559,896	525,261	630,472	–
Transfers between funds	28,667,706	20,134,746	28,281,851	12,946,095	13,784,728	16,917,061	5,830,679	–
Redemptions (note 3)	(7,245,537)	(871,953)	(4,173,458)	(537,611)	(4,244,607)	(544,373)	(376,792)	–
Annuity benefits	(34,481)	(3,758)	(16,774)	(617)	(8,246)	(1,393)	(10,126)	–
Annual contract maintenance charges (note 2)	(297)	(39)	(83)	(6)	(322)	(30)	–	–
Contingent deferred sales charges (note 2)	(31,306)	(3,010)	(10,735)	(5,860)	(12,511)	(4,746)	(1,101)	–
Adjustments to maintain reserves	1,444	6,579	391	7,997	1,202	654	215	–

Net equity transactions	25,619,621	20,815,476	25,907,190	13,045,933	11,080,140	16,892,434	6,073,347	–

Net change in contract owners’ equity	26,785,804	21,969,314	26,401,324	13,371,037	13,957,647	18,291,340	5,841,360	–
Contract owners’ equity beginning of period	21,969,314	–	13,371,037	–	18,291,340	–	–	–

Contract owners’ equity end of period	$48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	5,841,360	–

CHANGES IN UNITS:
Beginning units	2,062,762	–	1,263,418	–	1,678,343	–	–	–

Units purchased	3,831,102	2,176,136	4,022,920	1,442,263	2,191,970	1,849,586	642,253	–
Units redeemed	(1,566,798)	(113,374)	(1,606,100)	(178,845)	(1,260,850)	(171,243)	(105,195)	–

Ending units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	537,058	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,151)	44,135	4,948,461	6,265,702	2,910,185	2,876,032	(24,902)	(21,900)
Realized gain (loss) on investments	830,095	(42,679)	84,780	(884,821)	702,775	(144,902)	883,589	512,472
Change in unrealized gain (loss) on investments	1,970,600	1,200,909	(3,186,672)	3,854,809	(2,493,547)	1,689,520	450,855	834,749
Reinvested capital gains	9,101	–	–	–	–	–	541,784	52,364

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,645	1,202,365	1,846,569	9,235,690	1,119,413	4,420,650	1,851,326	1,377,685

Equity transactions:
Purchase payments received from contract owners (note 3)	2,588,825	1,068,070	113,592	219,079	2,122,153	2,520,584	66,464	49,403
Transfers between funds	15,886,682	20,231,094	(9,369,782)	(18,199,879)	(11,906,431)	16,001,942	(209,181)	(412,045)
Redemptions (note 3)	(4,817,965)	(664,907)	(17,692,042)	(17,967,923)	(8,303,489)	(4,978,385)	(851,709)	(588,119)
Annuity benefits	(29,369)	(2,975)	(37,544)	(42,733)	(20,403)	(11,411)	(9,263)	(7,976)
Annual contract maintenance charges (note 2)	(645)	(32)	(885)	(1,067)	(371)	(345)	(247)	(256)
Contingent deferred sales charges (note 2)	(19,704)	(3,398)	(70,650)	(102,509)	(40,998)	(43,300)	(7,010)	(6,092)
Adjustments to maintain reserves	656	(110)	1,708	5,218	957	2,857	633	1,995

Net equity transactions	13,608,480	20,627,742	(27,055,603)	(36,089,814)	(18,148,582)	13,491,942	(1,010,313)	(963,090)

Net change in contract owners’ equity	16,223,125	21,830,107	(25,209,034)	(26,854,124)	(17,029,169)	17,912,592	841,013	414,595
Contract owners’ equity beginning of period	21,830,107	–	95,696,999	122,551,123	57,856,206	39,943,614	4,891,234	4,476,639

Contract owners’ equity end of period	$38,053,232	21,830,107	70,487,965	95,696,999	40,827,037	57,856,206	5,732,247	4,891,234

CHANGES IN UNITS:
Beginning units	2,097,865	–	6,422,082	8,998,545	5,044,302	3,808,514	210,317	260,253

Units purchased	2,362,729	2,379,981	394,517	23,004	3,330,694	3,621,782	28,428	10,359
Units redeemed	(1,201,984)	(282,116)	(2,188,776)	(2,599,467)	(4,920,000)	(2,385,994)	(69,892)	(60,295)

Ending units	3,258,610	2,097,865	4,627,823	6,422,082	3,454,996	5,044,302	168,853	210,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(626,289)	(532,698)	(23,638)	(12,486)	945	847	394,654	420,614
Realized gain (loss) on investments	15,729,937	12,605,318	125,918	63,861	3,538	2,082	3,689,978	698,996
Change in unrealized gain (lodss) on investments	16,119,031	15,693,153	383,323	203,944	(5,576)	14,120	(4,768,299)	5,750,416
Reinvested capital gains	13,372,601	1,161,183	200,259	12,226	15,057	4,227	6,370,089	2,056,144

Net increase (decrease) in contract owners’ equity resulting from operations	44,595,280	28,926,956	685,862	267,545	13,964	21,276	5,686,422	8,926,170

Equity transactions:
Purchase payments received from contract owners (note 3)	3,191,107	3,268,178	24,002	113,938	–	–	846,953	414,552
Transfers between funds	14,178,994	955,967	395,367	538,433	–	–	(5,175,825)	9,984,626
Redemptions (note 3)	(19,619,437)	(14,113,819)	(56,108)	(125,025)	(7,663)	(6,475)	(5,608,395)	(3,863,873)
Annuity benefits	(80,825)	(16,872)	–	–	(1,441)	(1,185)	–	–
Annual contract maintenance charges (note 2)	(2,933)	(1,992)	–	–	1	–	(170)	(126)
Contingent deferred sales charges (note 2)	(112,508)	(123,670)	(223)	(2,435)	–	–	(25,888)	(30,785)
Adjustments to maintain reserves	6,817	38,607	(140)	(137)	510	328	3,065	7,814

Net equity transactions	(2,438,785)	(9,993,601)	362,898	524,774	(8,593)	(7,332)	(9,960,260)	6,512,208

Net change in contract owners’ equity	42,156,495	18,933,355	1,048,760	792,319	5,371	13,944	(4,273,838)	15,438,378
Contract owners’ equity beginning of period	114,212,156	95,278,801	1,391,052	598,733	74,779	60,835	38,016,144	22,577,766

Contract owners’ equity end of period	$156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779	33,742,306	38,016,144

CHANGES IN UNITS:
Beginning units	4,406,546	4,965,345	68,138	39,305	3,870	4,277	2,128,548	1,719,422

Units purchased	2,958,266	2,909,379	29,338	48,032	–	–	1,137,005	1,285,064
Units redeemed	(3,187,552)	(3,468,178)	(13,777)	(19,199)	(382)	(407)	(1,676,209)	(875,938)

Ending units	4,177,260	4,406,546	83,699	68,138	3,488	3,870	1,589,344	2,128,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,069)	(1,021)	(452,323)	(53,522)	(147,315)	(60,631)	(164,493)	(50,550)
Realized gain (loss) on investments	201,830	170,797	4,584,636	3,821,189	3,736,220	3,419,760	4,911,810	1,931,292
Change in unrealized gain (loss) on investments	53,521	218,990	3,640,331	5,268,623	(130,923)	1,302,154	(1,154,698)	1,443,477
Reinvested capital gains	131,528	3,378	4,775,572	84,223	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	373,810	392,144	12,548,216	9,120,513	3,457,982	4,661,283	3,592,619	3,324,219

Equity transactions:
Purchase payments received from contract owners (note 3)	23,404	15,942	1,410,321	1,497,952	56,298	59,390	851,787	443,388
Transfers between funds	(67,667)	(44,591)	12,832,867	16,447,868	(930,037)	(1,583,663)	688,161	1,724,828
Redemptions (note 3)	(255,657)	(157,407)	(8,405,872)	(4,680,190)	(4,895,338)	(4,685,965)	(3,258,390)	(2,060,951)
Annuity benefits	(3,959)	(3,112)	–	–	(4,737)	(2,294)	(3,670)	(3,708)
Annual contract maintenance charges (note 2)	(72)	(75)	(652)	(394)	(391)	(438)	(272)	(182)
Contingent deferred sales charges (note 2)	(1,463)	(2,663)	(40,746)	(50,495)	(5,756)	(22,423)	(15,072)	(12,262)
Adjustments to maintain reserves	340	483	2,284	13,433	4,908	4,793	(690)	3,384

Net equity transactions	(305,074)	(191,423)	5,798,202	13,228,174	(5,775,053)	(6,230,600)	(1,738,146)	94,497

Net change in contract owners’ equity	68,736	200,721	18,346,418	22,348,687	(2,317,071)	(1,569,317)	1,854,473	3,418,716
Contract owners’ equity beginning of period	1,501,271	1,300,550	46,790,507	24,441,820	20,944,078	22,513,395	16,303,122	12,884,406
Contract owners’ equity end of period	$1,570,007	1,501,271	65,136,925	46,790,507	18,627,007	20,944,078	18,157,595	16,303,122

CHANGES IN UNITS:
Beginning units	121,194	138,198	2,362,026	1,621,932	1,244,511	1,665,870	716,442	703,872

Units purchased	17,772	16,605	1,699,486	2,073,825	114,545	3,994	762,925	419,176
Units redeemed	(38,653)	(33,609)	(1,448,670)	(1,333,731)	(428,124)	(425,353)	(806,557)	(406,606)

Ending units	100,313	121,194	2,612,842	2,362,026	930,932	1,244,511	672,810	716,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin		NVITGlFin3		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$494	221	178,095	82,705	(1,201)	(1,261)	(285,034)	(368,337)
Realized gain (loss) on investments	1,209	1,703	(41,192)	976,858	683	54	798,208	(195,716)
Change in unrealized gain (loss) on investments	(5,539)	446	(1,585,437)	(209,404)	9,708	2,566	1,522,666	860,717
Reinvested capital gains	3,540	3,740	1,298,784	1,505,785	1,990	–	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	6,110	(149,750)	2,355,944	11,180	1,359	2,520,858	296,664

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	185,352	515,572	–	–	730,233	946,107
Transfers between funds	–	–	(2,571,964)	(73,448)	–	(797)	(3,550,278)	(4,162,397)
Redemptions (note 3)	(1,368)	(1,313)	(1,935,752)	(1,799,843)	(3,207)	(3,080)	(3,738,102)	(4,015,324)
Annuity benefits	(6,913)	(10,236)	(226)	–	(4,504)	(4,342)	(2,646)	(2,719)
Annual contract maintenance charges (note 2)	–	–	(97)	(118)	–	–	(537)	(500)
Contingent deferred sales charges (note 2)	–	–	(11,311)	(18,814)	–	–	(34,254)	(41,653)
Adjustments to maintain reserves	159	101	353	3,287	554	126	(428)	536

Net equity transactions	(8,122)	(11,448)	(4,333,645)	(1,373,364)	(7,157)	(8,093)	(6,596,012)	(7,275,950)

Net change in contract owners’ equity	(8,418)	(5,338)	(4,483,395)	982,580	4,023	(6,734)	(4,075,154)	(6,979,286)
Contract owners’ equity beginning of period	32,372	37,710	12,967,114	11,984,534	97,832	104,566	25,787,194	32,766,480

Contract owners’ equity end of period	$23,954	32,372	8,483,719	12,967,114	101,855	97,832	21,712,040	25,787,194

CHANGES IN UNITS:
Beginning units	1,731	2,396	674,775	740,148	7,575	8,212	1,954,346	2,518,573

Units purchased	–	–	290,942	652,190	–	–	583,689	692,790
Units redeemed	(420)	(665)	(514,426)	(717,563)	(517)	(637)	(1,068,461)	(1,257,017)

Ending units	1,311	1,731	451,291	674,775	7,058	7,575	1,469,574	1,954,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGvtBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(22,752)	(26,473)	(175,925)	(124,220)	14,794,727	14,884,807	330,743	298,170
Realized gain (loss) on investments	95,422	(17,065)	2,160,076	8,561	(9,152,537)	(7,179,392)	(169,817)	(203,158)
Change in unrealized gain (loss) on investments	261,196	237,683	371,664	1,194,051	20,496,127	(1,647,580)	518,902	(54,664)
Reinvested capital gains	–	–	–	–	–	4,089,356	–	116,491

Net increase (decrease) in contract owners’ equity resulting from operations	333,866	194,145	2,355,815	1,078,392	26,138,317	10,147,191	679,828	156,839

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	24,472	437,870	330,366	7,754,470	9,863,337	278,666	67,060
Transfers between funds	(259,332)	(395,267)	4,737,084	2,013,959	12,258,651	(13,946,978)	(270,235)	(330,450)
Redemptions (note 3)	(238,333)	(331,457)	(1,926,675)	(1,195,447)	(87,555,211)	(96,449,345)	(1,120,240)	(1,182,424)
Annuity benefits	–	(1,259)	(248)	(202)	(218,526)	(286,401)	(548)	(753)
Annual contract maintenance charges (note 2)	(154)	(182)	(401)	(352)	(6,533)	(7,514)	–	–
Contingent deferred sales charges (note 2)	(2,216)	(4,219)	(12,375)	(15,892)	(440,957)	(775,276)	(13,496)	(17,528)
Adjustments to maintain reserves	(98)	154	(141)	469	7,356	25,114	(769)	(5,230)

Net equity transactions	(488,922)	(707,758)	3,235,114	1,132,901	(68,200,750)	(101,577,063)	(1,126,622)	(1,469,325)

Net change in contract owners’ equity	(155,056)	(513,613)	5,590,929	2,211,293	(42,062,433)	(91,429,872)	(446,794)	(1,312,486)
Contract owners’ equity beginning of period	1,993,413	2,507,026	12,350,961	10,139,668	486,644,647	578,074,519	14,456,473	15,768,959

Contract owners’ equity end of period	$1,838,357	1,993,413	17,941,890	12,350,961	444,582,214	486,644,647	14,009,679	14,456,473

CHANGES IN UNITS:
Beginning units	572,880	788,346	1,016,600	916,675	34,986,437	42,401,094	1,305,790	1,433,490

Units purchased	66,951	6,067	1,233,110	798,536	9,628,365	5,166,947	93,376	98,204
Units redeemed	(184,208)	(221,533)	(1,007,170)	(698,611)	(14,626,464)	(12,581,604)	(192,891)	(225,904)

Ending units	455,623	572,880	1,242,540	1,016,600	29,988,338	34,986,437	1,206,275	1,305,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIntIdx8		NVITIntVal2		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(560,757)	(707,507)	10,548	5,110	20	28	661,389	573,963
Realized gain (loss) on investments	9,137,544	2,338,198	107,203	10,218	115	89	5,244,748	3,000,126
Change in unrealized gain (loss) on investments	1,412,357	1,433,040	(92,487)	108,512	(396)	472	(9,243,878)	5,471,388
Reinvested capital gains	–	–	5,820	–	339	307	5,392,480	4,327,033

Net increase (decrease) in contract owners’ equity resulting from operations	9,989,144	3,063,731	31,084	123,840	78	896	2,054,739	13,372,510

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,010	1,596,628	140,604	54,675	–	–	2,181,825	1,895,565
Transfers between funds	(246,017)	(5,026,723)	3,099,542	1,275,851	–	–	(12,767,681)	17,355,746
Redemptions (note 3)	(14,494,175)	(14,615,663)	(288,943)	(152,502)	–	–	(12,372,041)	(7,582,238)
Annuity benefits	(11,732)	(20,253)	(7,397)	(3,591)	(391)	(361)	(166)	(112)
Annual contract maintenance charges (note 2)	(5,069)	(6,045)	(70)	(16)	–	–	(1,275)	(1,067)
Contingent deferred sales charges (note 2)	(39,491)	(64,636)	(400)	(4,732)	–	–	(49,027)	(59,957)
Adjustments to maintain reserves	887	1,065	(130)	28	17	–	1,689	12,428

Net equity transactions	(13,694,587)	(18,135,627)	2,943,206	1,169,713	(374)	(361)	(23,006,676)	11,620,365

Net change in contract owners’ equity	(3,705,443)	(15,071,896)	2,974,290	1,293,553	(296)	535	(20,951,937)	24,992,875
Contract owners’ equity beginning of period	62,462,882	77,534,778	1,293,553	–	5,000	4,465	83,146,605	58,153,730

Contract owners’ equity end of period	$58,757,439	62,462,882	4,267,843	1,293,553	4,704	5,000	62,194,668	83,146,605

CHANGES IN UNITS:
Beginning units	8,225,494	10,681,078	115,357	–	290	313	3,773,123	3,202,480

Units purchased	1,800,142	579,285	356,635	138,008	–	–	985,628	1,957,589
Units redeemed	(3,496,926)	(3,034,869)	(109,663)	(22,651)	(21)	(23)	(1,986,575)	(1,386,946)

Ending units	6,528,710	8,225,494	362,329	115,357	269	290	2,772,176	3,773,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal6		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,100	5,321	528,679	586,335	1,946,143	1,912,170	6,288,887	5,129,172
Realized gain (loss) on investments	84,515	83,169	5,232,588	2,269,706	712,853	1,796,995	22,968,208	12,094,944
Change in unrealized gain (loss) on investments	(222,087)	132,008	(4,384,138)	7,774,707	(1,154,118)	169,994	(16,201,475)	23,492,845
Reinvested capital gains	160,032	117,651	2,869,673	1,199,291	2,137,385	1,116,852	7,526,584	4,284,820

Net increase (decrease) in contract owners’ equity resulting from operations	28,560	338,149	4,246,802	11,830,039	3,642,263	4,996,011	20,582,204	45,001,781

Equity transactions:
Purchase payments received from contract owners (note 3)	21,073	187,804	4,435,568	5,183,365	1,900,442	2,473,516	17,472,080	24,071,094
Transfers between funds	105,586	615,237	(3,817,643)	5,479,350	(3,814,977)	4,851,772	8,655,693	22,750,985
Redemptions (note 3)	(193,607)	(148,296)	(13,549,574)	(7,009,511)	(18,535,673)	(16,282,062)	(78,960,103)	(55,081,131)
Annuity benefits	(28,012)	(22,267)	(102,809)	(79,020)	(99,552)	(98,498)	(844,708)	(592,572)
Annual contract maintenance charges (note 2)	–	15	(8,528)	(7,368)	(1,755)	(1,802)	(15,690)	(13,505)
Contingent deferred sales charges (note 2)	(1,079)	(1,333)	(123,802)	(115,245)	(99,752)	(175,727)	(577,915)	(742,287)
Adjustments to maintain reserves	963	(1,120)	5,110	10,390	16,891	5,141	(4,936)	52,080

Net equity transactions	(95,076)	630,040	(13,161,678)	3,461,961	(20,634,376)	(9,227,660)	(54,275,579)	(9,555,336)

Net change in contract owners’ equity	(66,516)	968,189	(8,914,876)	15,292,000	(16,992,113)	(4,231,649)	(33,693,375)	35,446,445
Contract owners’ equity beginning of period	2,218,661	1,250,472	91,944,365	76,652,365	104,088,296	108,319,945	492,431,181	456,984,736

Contract owners’ equity end of period	$2,152,145	2,218,661	83,029,489	91,944,365	87,096,183	104,088,296	458,737,806	492,431,181

CHANGES IN UNITS:
Beginning units	110,527	67,378	6,062,158	5,839,704	8,816,232	9,613,350	36,140,122	37,043,015

Units purchased	27,311	73,692	1,464,173	1,631,270	2,074,350	4,255,398	7,988,283	7,351,516
Units redeemed	(31,482)	(30,543)	(2,314,881)	(1,408,816)	(3,812,878)	(5,052,516)	(12,042,527)	(8,254,409)

Ending units	106,356	110,527	5,211,450	6,062,158	7,077,704	8,816,232	32,085,878	36,140,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITJPBal		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,509,602	2,296,878	2,826,909	2,496,408	1,127,629	1,431,578	(947,323)	(1,092,405)
Realized gain (loss) on investments	22,661,193	9,788,600	5,251,259	8,361,244	3,662,346	228,047	7,742,130	9,338,403
Change in unrealized gain (loss) on investments	(16,765,734)	17,871,013	(4,965,806)	(1,177,891)	(3,740,415)	11,927,208	(642,339)	(1,322,709)
Reinvested capital gains	5,502,011	3,386,151	4,415,215	2,387,079	3,289,990	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,907,072	33,342,642	7,527,577	12,066,840	4,339,550	13,586,833	6,152,468	6,923,289

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,537	15,773,831	4,175,121	7,155,150	2,009,863	3,066,012	2,042,825	2,135,040
Transfers between funds	(4,682,558)	9,029,847	(1,317,891)	(911,886)	(4,696,096)	(5,680,673)	(3,820,690)	(8,395,544)
Redemptions (note 3)	(39,022,570)	(28,186,292)	(27,358,555)	(25,359,570)	(24,414,789)	(25,190,775)	(15,054,325)	(12,572,303)
Annuity benefits	(451,760)	(320,643)	(193,786)	(184,348)	(26,408)	(43,682)	(34,238)	(25,783)
Annual contract maintenance charges (note 2)	(18,492)	(16,227)	(4,378)	(4,295)	(2,117)	(1,988)	(3,379)	(3,644)
Contingent deferred sales charges (note 2)	(335,301)	(362,313)	(177,931)	(302,259)	(102,389)	(150,460)	(71,895)	(138,521)
Adjustments to maintain reserves	28,405	40,533	3,950	21,511	2,952	8,247	3,062	13,011

Net equity transactions	(33,086,739)	(4,041,264)	(24,873,470)	(19,585,697)	(27,228,984)	(27,993,319)	(16,938,640)	(18,987,744)

Net change in contract owners’ equity	(19,179,667)	29,301,378	(17,345,893)	(7,518,857)	(22,889,434)	(14,406,486)	(10,786,172)	(12,064,455)
Contract owners’ equity beginning of period	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595	81,354,223	93,418,678

Contract owners’ equity end of period	$267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109	70,568,051	81,354,223

CHANGES IN UNITS:
Beginning units	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198	5,554,033	6,941,684

Units purchased	4,870,676	3,810,710	2,478,057	4,314,861	1,342,810	755,019	1,329,194	1,406,289
Units redeemed	(7,141,070)	(4,310,766)	(4,383,960)	(5,936,158)	(3,511,539)	(3,189,626)	(2,417,118)	(2,793,940)

Ending units	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591	4,466,109	5,554,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$333,619	(355,121)	20,274,378	18,343,487	(898,552)	(1,067,790)	(23,927)	(28,145)
Realized gain (loss) on investments	37,048,582	17,125,767	–	–	8,161,996	5,098,643	119,760	376,949
Change in unrealized gain (loss) on investments	(26,131,509)	3,869,428	–	–	(1,015,805)	(2,526,008)	(3,967)	(300,576)
Reinvested capital gains	7,824,153	4,296,884	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,074,845	24,936,958	20,274,378	18,343,487	6,247,639	1,504,845	91,866	48,228

Equity transactions:
Purchase payments received from contract owners (note 3)	5,460,727	7,954,095	70,206,073	55,182,523	1,210,213	1,753,935	7,616	35,249
Transfers between funds	(33,999,028)	(16,999,823)	318,245,844	200,147,154	(10,003,564)	(5,122,612)	(84,689)	(540,501)
Redemptions (note 3)	(48,754,417)	(42,202,385)	(344,730,412)	(243,607,490)	(12,856,650)	(9,914,657)	(144,635)	(174,102)
Annuity benefits	(113,457)	(110,758)	(532,430)	(520,323)	(30,576)	(111,676)	(36)	(47)
Annual contract maintenance charges (note 2)	(4,957)	(5,532)	(6,267)	(6,371)	(1,580)	(1,937)	–	–
Contingent deferred sales charges (note 2)	(287,462)	(402,600)	(1,395,164)	(2,480,167)	(67,961)	(121,066)	(2,235)	(3,232)
Adjustments to maintain reserves	(17,504)	48,328	(134,134)	(330,672)	(1,740)	9,389	(123)	(226)

Net equity transactions	(77,716,098)	(51,718,675)	41,653,510	8,384,654	(21,751,858)	(13,508,624)	(224,102)	(682,859)

Net change in contract owners’ equity	(58,641,253)	(26,781,717)	61,927,888	26,728,141	(15,504,219)	(12,003,779)	(132,236)	(634,631)
Contract owners’ equity beginning of period	291,146,176	317,927,893	546,018,777	519,290,636	80,914,127	92,917,906	1,373,645	2,008,276

Contract owners’ equity end of period	$232,504,923	291,146,176	607,946,665	546,018,777	65,409,908	80,914,127	1,241,409	1,373,645

CHANGES IN UNITS:
Beginning units	12,312,327	14,674,682	45,891,908	45,063,953	5,120,028	5,993,892	122,637	180,755

Units purchased	2,067,422	2,237,020	86,996,574	64,145,669	1,572,146	1,568,605	7,090	18,385
Units redeemed	(5,099,621)	(4,599,375)	(83,665,158)	(63,317,714)	(2,894,092)	(2,442,469)	(26,594)	(76,503)

Ending units	9,280,128	12,312,327	49,223,324	45,891,908	3,798,082	5,120,028	103,133	122,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal		NVITSmCapVal2		NVITSmComp		NVITSmComp2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(441,486)	(2,998,861)	(27,352)	(54,295)	(3,285,226)	(3,736,508)	(99,773)	(93,539)
Realized gain (loss) on investments	28,370,249	46,262,192	260,703	333,537	31,945,808	26,492,778	330,600	244,364
Change in unrealized gain (loss) on investments	(86,190,696)	(15,282,920)	(886,443)	(70,190)	(62,880,047)	4,581,599	(940,028)	237,282
Reinvested capital gains	36,827,953	27,764,788	393,171	268,583	39,992,698	6,624,822	732,961	100,845

Net increase (decrease) in contract owners’ equity resulting from operations	(21,433,980)	55,745,199	(259,921)	477,635	5,773,233	33,962,691	23,760	488,952

Equity transactions:
Purchase payments received from contract owners (note 3)	6,344,608	7,054,419	16,475	66,115	5,413,326	7,604,881	33,095	103,150
Transfers between funds	(43,604,852)	(42,557,186)	(167,478)	(67,403)	(26,284,307)	(19,986,091)	(133,809)	(8,027)
Redemptions (note 3)	(55,855,320)	(54,197,597)	(453,389)	(316,317)	(55,465,119)	(47,777,545)	(434,891)	(295,277)
Annuity benefits	(75,493)	(87,430)	(90)	(119)	(171,791)	(86,966)	–	–
Annual contract maintenance charges (note 2)	(6,608)	(8,367)	–	–	(5,341)	(6,387)	–	–
Contingent deferred sales charges (note 2)	(310,383)	(472,656)	(8,566)	(5,125)	(249,745)	(350,749)	(4,520)	(4,243)
Adjustments to maintain reserves	(19,981)	54,591	(231)	(516)	193,830	27,578	(172)	(363)

Net equity transactions	(93,528,029)	(90,214,226)	(613,279)	(323,365)	(76,569,147)	(60,575,279)	(540,297)	(204,760)

Net change in contract owners’ equity	(114,962,009)	(34,469,027)	(873,200)	154,270	(70,795,914)	(26,612,588)	(516,537)	284,192
Contract owners’ equity beginning of period	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393	5,311,628	5,027,436

Contract owners’ equity end of period	$245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

CHANGES IN UNITS:
Beginning units	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695	350,572	364,034

Units purchased	1,460,932	2,027,865	15,859	32,656	2,239,661	1,933,277	21,067	37,126
Units redeemed	(4,534,160)	(5,410,851)	(57,980)	(56,479)	(5,068,569)	(4,573,072)	(55,190)	(50,588)

Ending units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWFund2		NVITNWLead		NVITNWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,632)	(162,150)	(21,622)	(24,369)	(8)	(16)	(49,886)	(82,168)
Realized gain (loss) on investments	13,316,929	4,104,977	393,750	107,028	67	52	279,175	219,098
Change in unrealized gain (loss) on investments	(5,224,104)	36,768,561	(327,029)	153,860	(259)	195	(1,006,313)	580,311
Reinvested capital gains	15,331,331	–	80,403	–	587	296	2,477,702	1,584,435

Net increase (decrease) in contract owners’ equity resulting from operations	23,157,524	40,711,388	125,502	236,519	387	527	1,700,678	2,301,676

Equity transactions:
Purchase payments received from contract owners (note 3)	4,441,328	6,609,502	95,873	3,090	–	–	533,643	467,542
Transfers between funds	(10,375,547)	(18,857,429)	(290,908)	(79,667)	–	–	(5,391,007)	7,071,469
Redemptions (note 3)	(76,550,981)	(68,450,428)	(666,006)	(87,479)	–	–	(2,711,758)	(2,319,547)
Annuity benefits	(159,362)	(154,951)	–	–	(402)	(369)	–	–
Annual contract maintenance charges (note 2)	(14,233)	(16,142)	–	–	–	–	(227)	(190)
Contingent deferred sales charges (note 2)	(200,528)	(338,868)	(487)	(619)	–	–	(14,007)	(19,811)
Adjustments to maintain reserves	10,020	37,047	(140)	(193)	53	46	26	2,528

Net equity transactions	(82,849,303)	(81,171,269)	(861,668)	(164,868)	(349)	(323)	(7,583,330)	5,201,991

Net change in contract owners’ equity	(59,691,779)	(40,459,881)	(736,166)	71,651	38	204	(5,882,652)	7,503,667
Contract owners’ equity beginning of period	341,193,971	381,653,852	2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780

Contract owners’ equity end of period	$281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

CHANGES IN UNITS:
Beginning units	23,824,168	29,996,004	181,993	195,744	263	286	1,305,544	974,521

Units purchased	2,595,950	997,896	47,770	9,937	–	–	527,892	774,612
Units redeemed	(8,117,332)	(7,169,732)	(113,952)	(23,688)	(22)	(23)	(978,735)	(443,589)

Ending units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITUSGro3		NVITVKVal		NVITMltSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,678)	(5,054)	(250,759)	(263,471)	382,521	414,842	3,875,973	4,442,646
Realized gain (loss) on investments	6,946	3,529	605,851	(623,692)	5,719,223	7,607,418	2,640,455	2,036,608
Change in unrealized gain (loss) on investments	71,502	(17,661)	3,420,371	(272,044)	(11,385,657)	118,812	(1,824,280)	(1,380,336)
Reinvested capital gains	–	7,988	–	443,038	3,329,273	4,061,342	7,186	359,552

Net increase (decrease) in contract owners’ equity resulting from operations	72,770	(11,198)	3,775,463	(716,169)	(1,954,640)	12,202,414	4,699,334	5,458,470

Equity transactions:
Purchase payments received from contract owners (note 3)	59,283	156,478	455,305	554,081	2,305,820	2,866,074	2,396,745	2,996,581
Transfers between funds	(37,155)	9,214	(3,057,228)	(1,656,283)	(3,153,122)	959,362	2,897,593	(1,423,531)
Redemptions (note 3)	(7,500)	(17,451)	(4,044,052)	(3,340,177)	(18,153,363)	(13,171,426)	(28,337,908)	(26,514,466)
Annuity benefits	(28,023)	(23,626)	–	–	(69,205)	(63,858)	(54,208)	(59,251)
Annual contract maintenance charges (note 2)	1	–	(307)	(340)	(1,898)	(1,774)	(991)	(1,108)
Contingent deferred sales charges (note 2)	–	–	(18,126)	(34,545)	(61,616)	(108,182)	(110,595)	(166,537)
Adjustments to maintain reserves	1,397	1,133	(731)	1,007	5,360	8,770	5,867	7,894

Net equity transactions	(11,997)	125,748	(6,665,139)	(4,476,257)	(19,128,024)	(9,511,034)	(23,203,497)	(25,160,418)

Net change in contract owners’ equity	60,773	114,550	(2,889,676)	(5,192,426)	(21,082,664)	2,691,380	(18,504,163)	(19,701,948)
Contract owners’ equity beginning of period	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565	153,077,609	172,779,557

Contract owners’ equity end of period	$491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945	134,573,446	153,077,609

CHANGES IN UNITS:
Beginning units	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707	10,669,793	12,458,176

Units purchased	5,909	11,188	485,930	764,045	1,786,524	1,951,256	3,050,774	2,208,027
Units redeemed	(7,244)	(1,854)	(946,036)	(1,112,893)	(3,147,863)	(2,686,479)	(4,695,173)	(3,996,410)

Ending units	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484	9,025,394	10,669,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAFocus		NBTAGuard		NBTAInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,510)	(28,551)	–	(10,575)	(835,454)	(561,786)	78,022	(9,860)
Realized gain (loss) on investments	190,757	117,838	–	14,196	11,077,742	6,155,170	599,542	(15,210)
Change in unrealized gain (loss) on investments	(275,464)	(71,415)	–	(44,424)	(4,644,578)	5,582,720	(1,537,487)	567,011
Reinvested capital gains	25,520	41,931	–	77,524	–	–	768,457	39,325

Net increase (decrease) in contract owners’ equity resulting from operations	(92,697)	59,803	–	36,721	5,597,710	11,176,104	(91,466)	581,266

Equity transactions:
Purchase payments received from contract owners (note 3)	33,565	37,448	–	60,591	1,383,106	1,986,818	678,272	185,185
Transfers between funds	402,122	84,142	–	(819,370)	(6,082,890)	(8,059,576)	8,126,129	5,103,133
Redemptions (note 3)	(198,158)	(187,687)	–	(91,756)	(16,304,293)	(17,129,617)	(1,548,327)	(76,004)
Annuity benefits	(6,166)	(7,290)	–	–	(13,365)	(13,485)	(2,884)	(2,838)
Annual contract maintenance charges (note 2)	(12)	–	–	–	(1,721)	(1,873)	(216)	(11)
Contingent deferred sales charges (note 2)	(1,437)	(3,506)	–	(2,110)	(64,098)	(127,641)	(12,463)	(1,110)
Adjustments to maintain reserves	(43)	42	–	(91)	2,039	10,208	(2,661)	1,043

Net equity transactions	229,871	(76,851)	–	(852,736)	(21,081,222)	(23,335,166)	7,237,850	5,209,398

Net change in contract owners’ equity	137,174	(17,048)	–	(816,015)	(15,483,512)	(12,159,062)	7,146,384	5,790,664
Contract owners’ equity beginning of period	1,623,099	1,640,147	–	816,015	95,838,148	107,997,210	5,800,126	9,462

Contract owners’ equity end of period	$1,760,273	1,623,099	–	–	80,354,636	95,838,148	12,946,510	5,800,126

CHANGES IN UNITS:
Beginning units	118,814	117,937	–	39,503	5,156,402	6,511,626	506,394	812

Units purchased	281,364	29,696	–	6,076	744,063	456,670	1,216,731	556,197
Units redeemed	(262,046)	(28,819)	–	(45,579)	(1,868,040)	(1,811,894)	(601,952)	(50,615)

Ending units	138,132	118,814	–	–	4,032,425	5,156,402	1,121,173	506,394

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,041,586)	(2,148,361)	(830,324)	(864,663)	(48,746)	(5,570)	(183,056)	(81,126)
Realized gain (loss) on investments	29,055,056	22,047,085	18,937,332	23,830,691	567,234	(9,251)	531,346	287,189
Change in unrealized gain (loss) on investments	6,324,263	1,836,406	(20,218,940)	(25,016,481)	(696,613)	170,120	483,657	652,405
Reinvested capital gains	–	–	13,518,440	17,938,790	161,041	230,803	59,366	73,803

Net increase (decrease) in contract owners’ equity resulting from operations	33,337,733	21,735,130	11,406,508	15,888,337	(17,084)	386,102	891,313	932,271

Equity transactions:
Purchase payments received from contract owners (note 3)	2,547,179	3,405,894	2,332,226	5,505,036	252,513	94,964	998,553	605,724
Transfers between funds	(7,882,512)	(11,477,487)	(14,746,424)	(14,857,738)	1,465,865	4,448,313	7,328,269	5,916,753
Redemptions (note 3)	(34,663,487)	(25,190,020)	(28,474,461)	(28,190,128)	(763,648)	(64,475)	(2,900,495)	(801,760)
Annuity benefits	(37,750)	(34,264)	(13,978)	(13,349)	(18,761)	(8,437)	(8,158)	(6,503)
Annual contract maintenance charges (note 2)	(3,928)	(4,460)	(2,142)	(2,076)	(84)	(11)	(541)	(189)
Contingent deferred sales charges (note 2)	(134,352)	(240,045)	(112,940)	(160,526)	(3,889)	(234)	(16,468)	(8,075)
Adjustments to maintain reserves	7,761	35,494	1,082	16,118	(53)	109	(647)	906

Net equity transactions	(40,167,089)	(33,504,888)	(41,016,637)	(37,702,663)	931,943	4,470,229	5,400,513	5,706,856

Net change in contract owners’ equity	(6,829,356)	(11,769,758)	(29,610,129)	(21,814,326)	914,859	4,856,331	6,291,826	6,639,127
Contract owners’ equity beginning of period	167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

Contract owners’ equity end of period	$161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	17,751,807	11,459,981

CHANGES IN UNITS:
Beginning units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

Units purchased	2,266,136	1,503,877	1,928,346	3,147,233	634,092	532,590	995,102	877,835
Units redeemed	(4,192,481)	(3,299,987)	(4,186,819)	(5,630,853)	(558,687)	(80,071)	(601,030)	(456,198)

Ending units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	1,195,809	801,737

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppCapAp		OppGlSec3		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(118,426)	(107,563)	(3,320,850)	(3,204,627)	339,641	(469,840)	245,502	(357,494)
Realized gain (loss) on investments	363,580	412,117	23,295,136	10,427,322	21,827,487	14,612,589	21,072,192	18,336,167
Change in unrealized gain (loss) on investments	469,333	61,508	22,322,044	16,689,140	(21,611,082)	7,777,675	(20,856,397)	(755,888)
Reinvested capital gains	–	–	–	–	11,309,263	12,293,642	8,738,887	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	714,487	366,062	42,296,330	23,911,835	11,865,309	34,214,066	9,200,184	27,291,257

Equity transactions:
Purchase payments received from contract owners (note 3)	121,650	133,880	6,277,396	9,353,193	8,086,350	9,935,846	434,629	500,193
Transfers between funds	(211,389)	(435,630)	(33,122,503)	(44,819,837)	(20,082,233)	(960,092)	(14,064,896)	(13,693,794)
Redemptions (note 3)	(442,515)	(674,643)	(59,145,457)	(57,469,549)	(33,627,276)	(28,008,988)	(22,562,633)	(20,006,578)
Annuity benefits	(591)	(726)	(174,926)	(200,601)	(53,230)	(33,297)	(140,663)	(68,452)
Annual contract maintenance charges (note 2)	–	–	(10,347)	(12,399)	(4,298)	(3,745)	(1,306)	(2,017)
Contingent deferred sales charges (note 2)	(6,989)	(9,493)	(299,975)	(454,472)	(189,900)	(231,361)	(125,496)	(177,401)
Adjustments to maintain reserves	(915)	(2,585)	(19,254)	32,837	(8,649)	38,099	204,936	40,791

Net equity transactions	(540,749)	(989,197)	(86,495,066)	(93,570,828)	(45,879,236)	(19,263,538)	(36,255,429)	(33,407,258)

Net change in contract owners’ equity	173,738	(623,135)	(44,198,736)	(69,658,993)	(34,013,927)	14,950,528	(27,055,245)	(6,116,001)
Contract owners’ equity beginning of period	6,440,258	7,063,393	359,605,172	429,264,165	235,765,871	220,815,343	181,248,344	187,364,345

Contract owners’ equity end of period	$6,613,996	6,440,258	315,406,436	359,605,172	201,751,944	235,765,871	154,193,099	181,248,344

CHANGES IN UNITS:
Beginning units	561,578	651,152	21,906,532	28,080,385	10,676,504	11,634,927	11,724,356	14,093,591

Units purchased	30,420	41,543	2,461,251	1,474,498	1,951,015	2,600,533	933,209	57,920
Units redeemed	(76,381)	(131,117)	(7,350,592)	(7,648,351)	(3,953,488)	(3,558,956)	(2,895,912)	(2,427,155)

Ending units	515,617	561,578	17,017,191	21,906,532	8,674,031	10,676,504	9,761,653	11,724,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppHighIncS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(47,643)	(64,989)	(12,462)	–	152,772	(13,704)	12,300	15,342
Realized gain (loss) on investments	479,556	622,041	(20,706)	–	10,353	26,596	(5,318)	(9,822)
Change in unrealized gain (loss) on investments	(482,044)	21,594	(37,536)	–	(147,534)	110,597	(10,954)	7,677
Reinvested capital gains	332,750	363,311	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	282,619	941,957	(70,704)	–	15,591	123,489	(3,972)	13,197

Equity transactions:
Purchase payments received from contract owners (note 3)	47,601	–	171,700	–	165,663	57,239	1	3,789
Transfers between funds	(297,816)	(674,731)	1,813,781	–	(718,229)	2,330,552	17,153	(95,481)
Redemptions (note 3)	(482,722)	(512,544)	(160,801)	–	(519,758)	(103,754)	(3,574)	(3,577)
Annuity benefits .	(2,727)	–	–	–	–	–	(25,728)	(25,609)
Annual contract maintenance charges (note 2)	–	–	(3)	–	(24)	(8)	–	–
Contingent deferred sales charges (note 2)	(5,689)	(7,507)	(985)	–	(357)	(443)	–	–
Adjustments to maintain reserves	218	(500)	(44)	–	(62)	12	809	685

Net equity transactions	(741,135)	(1,195,282)	1,823,648	–	(1,072,767)	2,283,598	(11,339)	(120,193)

Net change in contract owners’ equity	(458,516)	(253,325)	1,752,944	–	(1,057,176)	2,407,087	(15,311)	(106,996)
Contract owners’ equity beginning of period	6,740,600	6,993,925	–	–	2,407,087	–	143,303	250,299

Contract owners’ equity end of period	$6,282,084	6,740,600	1,752,944	–	1,349,911	2,407,087	127,992	143,303

CHANGES IN UNITS:
Beginning units	416,735	497,633	–	–	225,947	–	11,906	22,431

Units purchased	1	–	275,803	–	215,299	367,550	1,534	330
Units redeemed	(46,425)	(80,898)	(92,846)	–	(312,972)	(141,603)	(2,620)	(10,855)

Ending units	370,311	416,735	182,957	–	128,274	225,947	10,820	11,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMStSCapS		OppMSt		OppMStS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(103,193)	(28,306)	(2,333)	(2,297)	(504,309)	(144,571)	(86,815)	(69,992)
Realized gain (loss) on investments	564,999	1,989	7,112	5,286	17,703,416	3,023,872	453,823	414,245
Change in unrealized gain (loss) on investments	(1,360,991)	519,827	(16,502)	15,073	(5,699,597)	39,498,562	(152,918)	707,013
Reinvested capital gains	305,134	–	7,442	5,533	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(594,051)	493,510	(4,281)	23,595	11,499,510	42,377,863	214,090	1,051,266

Equity transactions:
Purchase payments received from contract owners (note 3)	561,330	279,918	3,250	25,076	5,107,934	6,276,803	82,477	106,953
Transfers between funds	5,974,508	6,424,758	1,012	14,629	(14,580,448)	(14,770,046)	(115,776)	(302,473)
Redemptions (note 3)	(1,669,503)	(108,805)	(9,487)	(8,778)	(60,933,569)	(49,018,474)	(613,701)	(584,968)
Annuity benefits .	–	–	(12,645)	(10,726)	(111,431)	(101,764)	–	–
Annual contract maintenance charges (note 2)	(160)	(8)	–	–	(5,241)	(5,965)	–	–
Contingent deferred sales charges (note 2)	(4,995)	(267)	–	–	(280,459)	(499,623)	(4,494)	(6,676)
Adjustments to maintain reserves .	(519)	179	536	348	13,585	42,092	(201)	(409)

Net equity transactions	4,860,661	6,595,775	(17,334)	20,549	(70,789,629)	(58,076,977)	(651,695)	(787,573)

Net change in contract owners’ equity	4,266,610	7,089,285	(21,615)	44,144	(59,290,119)	(15,699,114)	(437,605)	263,693)
Contract owners’ equity beginning of period	7,089,285	–	211,533	167,389	331,229,480	346,928,594	8,944,319	8,680,626

Contract owners’ equity end of period	$11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480	8,506,714	8,944,319

CHANGES IN UNITS:
Beginning units	660,025	–	14,220	12,741	23,057,427	27,537,079	714,818	782,227

Units purchased	1,191,977	757,122	264	1,966	4,114,868	1,600,007	38,789	41,046
Units redeemed	(743,345)	(97,097)	(1,372)	(487)	(8,698,651)	(6,079,659)	(89,175)	(108,455)

Ending units	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427	664,432	714,818

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMidCap		OppStratBdS		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,870,510)	(2,311,117)	91,649	98,251	23,833	11,644	13,037	3,171
Realized gain (loss) on investments	19,281,977	24,087,576	112,129	83,883	(6,026)	(193)	2,311	2,648
Change in unrealized gain (loss) on investments	(8,471,023)	(18,181,537)	241,735	73,209	37,674	(22,127)	13,637	236
Reinvested capital gains	–	–	–	–	1,346	19,369	–	917

Net increase (decrease) in contract owners’ equity resulting from operations	8,940,444	3,594,922	445,513	255,343	56,827	8,693	28,985	6,972

Equity transactions:
Purchase payments received from contract owners (note 3)	3,839,629	5,438,643	226,721	159,247	61,091	31,297	52,049	3,328
Transfers between funds	(15,715,410)	(29,279,257)	660,896	1,087,406	(274,221)	750,508	158,654	215,835
Redemptions (note 3)	(32,490,201)	(26,860,995)	(421,753)	(469,217)	(325,015)	(35,516)	(84,220)	(4,784)
Annuity benefits .	(11,118)	(10,439)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,723)	(12,921)	–	–	(64)	(21)	(9)	(2)
Contingent deferred sales charges (note 2)	(144,869)	(281,868)	(5,125)	(2,598)	–	(21)	–	–
Adjustments to maintain reserves .	981	13,554	(138)	(246)	4,827	206	(43)	99

Net equity transactions	(44,531,711)	(50,993,283)	460,601	774,592	(533,382)	746,453	126,431	214,476

Net change in contract owners’ equity	(35,591,267)	(47,398,361)	906,114	1,029,935	(476,555)	755,146	155,416	221,448
Contract owners’ equity beginning of period	171,517,701	218,916,062	5,583,752	4,553,817	755,146	–	221,448	–

Contract owners’ equity end of period	$135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146	376,864	221,448

CHANGES IN UNITS:
Beginning units	11,328,404	14,779,566	418,884	360,341	74,407	–	21,396	–

Units purchased	1,977,736	1,097,468	94,813	118,995	43,913	90,401	36,096	38,737
Units redeemed	(4,669,727)	(4,548,630)	(61,032)	(60,452)	(93,237)	(15,994)	(23,644)	(17,341)

Ending units	8,636,413	11,328,404	452,665	418,884	25,083	74,407	33,848	21,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		RCFMicroCap		SBLGlob		SBLMidCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1	85	3,097	(267)	(1,810)	(498)	(669)	(125)
Realized gain (loss) on investments	1,989	1,322	7,154	934	9,856	24	1,271	1
Change in unrealized gain (loss) on investments	(8,685)	2,738	(53,353)	5,510	3,230	14,481	(8,246)	2,538
Reinvested capital gains	4,735	848	39,215	6,176	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,960)	4,993	(3,887)	12,353	11,276	14,007	(7,644)	2,414

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	158,327	20,235	26,732	3,999	7,641	2,170
Transfers between funds	–	–	212,644	110,313	118,881	101,094	3,848	53,354
Redemptions (note 3)	(8,256)	(7,458)	(27,884)	(13,919)	(84,802)	–	(1,602)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(123)	(19)	(37)	(9)	(8)	(5)
Contingent deferred sales charges (note 2)	–	–	(99)	–	(109)	–	–	–
Adjustments to maintain reserves	170	152	(72)	19	(62)	(8)	(40)	21

Net equity transactions	(8,086)	(7,306)	342,793	116,629	60,603	105,076	9,839	55,540

Net change in contract owners’ equity	(10,046)	(2,313)	338,906	128,982	71,879	119,083	2,195	57,954
Contract owners’ equity beginning of period	38,143	40,456	128,982	–	119,083	–	57,954	–

Contract owners’ equity end of period	$28,097	38,143	467,888	128,982	190,962	119,083	60,149	57,954

CHANGES IN UNITS:
Beginning units	2,742	3,329	11,724	–	10,257	–	5,632	–

Units purchased	–	–	43,356	14,644	9,873	10,960	5,025	7,199
Units redeemed	(565)	(587)	(13,702)	(2,920)	(4,847)	(703)	(4,055)	(1,567)

Ending units	2,177	2,742	41,378	11,724	15,283	10,257	6,602	5,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLAsAlloc		SBLEqInc		SBLHighYld		SBLSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,565)	(359)	(2,820)	(577)	(5,333)	(2,305)	(4,387)	(718)
Realized gain (loss) on investments	5,757	5,099	18,038	292	35,562	1,129	4,480	10
Change in unrealized gain (loss) on investments	(4,569)	2,191	(13,238)	14,101	(23,113)	29,257	16,405	12,898
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(377)	6,931	1,980	13,816	7,116	28,081	16,498	12,190

Equity transactions:
Purchase payments received from contract owners (note 3)	21,066	5,648	45,498	7,124	51,986	17,381	176,666	19,205
Transfers between funds	148,997	52,041	247,152	137,971	(73,886)	588,535	255,046	158,419
Redemptions (note 3)	(109,777)	–	(162,739)	–	(156,035)	(24,758)	(24,723)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	(3)	(41)	(1)	(52)	(12)	(87)	(10)
Contingent deferred sales charges (note 2)	(312)	–	(116)	–	–	(20)	(164)	–
Adjustments to maintain reserves	2,016	29	(86)	(10)	(27)	35	(180)	(56)

Net equity transactions	61,933	57,715	129,668	145,084	(178,014)	581,161	406,558	177,558

Net change in contract owners’ equity	61,556	64,646	131,648	158,900	(170,898)	609,242	423,056	189,748
Contract owners’ equity beginning of period	64,646	–	158,900	–	609,242	–	189,748	–

Contract owners’ equity end of period	$126,202	64,646	290,548	158,900	438,344	609,242	612,804	189,748

CHANGES IN UNITS:
Beginning units	5,872	–	13,985	–	57,506	–	17,623	–

Units purchased	31,951	11,133	22,577	14,232	35,310	65,669	50,680	17,650
Units redeemed	(26,891)	(5,261)	(11,412)	(247)	(51,842)	(8,163)	(16,081)	(27)

Ending units	10,932	5,872	25,150	13,985	40,974	57,506	52,222	17,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapVal		SBLSmCapGr		SBLSel25		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,825)	(1,817)	(14)	(2)	(71)	(62)	(198,182)	(28,146)
Realized gain (loss) on investments	29,869	842	159	11	813	1	1,159,924	23,073
Change in unrealized gain (loss) on investments	(67,141)	33,110	(60)	41	(1,017)	1,125	1,060,069	1,279,014
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49,097)	32,135	85	50	(275)	1,064	2,021,811	1,273,941

Equity transactions:
Purchase payments received from contract owners (note 3)	354,059	50,283	5,458	2,856	3,177	1,281	625,835	253,126
Transfers between funds	729,003	447,552	(4,842)	(2,065)	(9,644)	9,869	6,994,393	14,277,070
Redemptions (note 3)	(156,138)	(14,299)	(10)	–	–	–	(2,479,531)	(367,899)
Annuity benefits	–	–	–	–	–	–	(17,614)	(3,450)
Annual contract maintenance charges (note 2)	(234)	(38)	(1)	(1)	(4)	–	(84)	(4)
Contingent deferred sales charges (note 2)	(185)	–	–	–	–	–	(12,151)	(207)
Adjustments to maintain reserves	–	(77)	35	(4)	–	(2)	761	424

Net equity transactions	926,505	483,421	640	786	(6,471)	11,148	5,111,609	14,159,060

Net change in contract owners’ equity	877,408	515,556	725	836	(6,746)	12,212	7,133,420	15,433,001
Contract owners’ equity beginning of period	515,556	–	836	–	12,212	–	15,481,643	48,642

Contract owners’ equity end of period	$1,392,964	515,556	1,561	836	5,466	12,212	22,615,063	15,481,643

CHANGES IN UNITS:
Beginning units	48,041	–	81	–	1,127	–	1,416,705	4,351

Units purchased	136,051	51,790	187	104	110	1,127	1,349,612	1,511,835
Units redeemed	(55,254)	(3,749)	(123)	(23)	(692)	–	(921,949)	(99,481)

Ending units	128,838	48,041	145	81	545	1,127	1,844,368	1,416,705

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		DrySRGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,112	34,742	143,811	36,754	(510,988)	(1,040,168)	(3,240)	(4,699)
Realized gain (loss) on investments	824,754	198,939	27,283	631	2,628,807	(7,754,082)	8,323	23,931
Change in unrealized gain (loss) on investments	(2,124,100)	937,768	37,028	21,135	3,695,392	16,203,587	6,409	(4,386)
Reinvested capital gains	1,402,463	379,955	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	177,229	1,551,404	208,122	58,520	5,813,211	7,409,337	11,492	14,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,260,077	872,829	394,115	276,640	3,159,193	3,996,911	150	1,098
Transfers between funds	8,989,178	14,435,883	3,509,439	2,844,360	(5,973,294)	(8,570,132)	(8,350)	(88,635)
Redemptions (note 3)	(3,054,959)	(502,540)	(476,933)	(176,039)	(19,184,657)	(18,139,671)	(24,551)	(15,123)
Annuity benefits	(55,610)	(29,881)	(18,484)	(14,756)	(9,229)	(22,415)	–	–
Annual contract maintenance charges (note 2)	(190)	(43)	(15)	–	(13,255)	(15,351)	–	–
Contingent deferred sales charges (note 2)	(8,664)	(6,537)	(946)	(3,293)	(69,166)	(143,937)	(252)	(22)
Adjustments to maintain reserves	3,162	2,849	1,676	414	9,588	8,251	(60)	(41)

Net equity transactions	7,132,994	14,772,560	3,408,852	2,927,326	(22,080,820)	(22,886,344)	(33,063)	(102,723)

Net change in contract owners’ equity	7,310,223	16,323,964	3,616,974	2,985,846	(16,267,609)	(15,477,007)	(21,571)	(87,877)
Contract owners’ equity beginning of period	16,630,835	306,871	3,095,042	109,196	95,028,131	110,505,138	221,499	309,376

Contract owners’ equity end of period	$23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131	199,928	221,499

CHANGES IN UNITS:
Beginning units	1,364,550	29,152	278,165	10,922	8,426,635	10,565,350	21,134	31,607

Units purchased	1,758,530	1,694,415	587,621	324,863	1,199,991	430,335	186	1,481
Units redeemed	(1,136,337)	(359,017)	(267,839)	(57,620)	(3,119,544)	(2,569,050)	(3,244)	(11,954)

Ending units	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635	18,076	21,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(318,935)	(188,951)	(289,225)	(217,778)	(552,212)	(588,019)	(287,517)	(329,046)
Realized gain (loss) on investments	4,754,820	3,745,605	8,369,104	5,646,751	4,389,248	11,969,321	5,478,595	4,327,112
Change in unrealized gain (loss) on investments	1,073,929	3,143,897	(2,732,347)	3,828,925	8,692,406	(5,961,774)	1,678,174	526,292
Reinvested capital gains	7,145,439	3,167,338	8,098,344	4,308,175	5,718,183	3,077,491	3,746,441	1,838,729

Net increase (decrease) in contract owners’ equity resulting from operations	12,655,253	9,867,889	13,445,876	13,566,073	18,247,625	8,497,019	10,615,693	6,363,087

Equity transactions:
Purchase payments received from contract owners (note 3)	899,719	1,050,695	210,116	186,438	960,182	904,895	196,048	173,898
Transfers between funds	3,310,415	1,628,136	(3,869,581)	(4,505,537)	5,259,716	(3,793,485)	(3,522,920)	(3,884,285
Redemptions (note 3)	(8,694,643)	(4,406,231)	(11,164,788)	(7,149,235)	(9,232,873)	(7,592,682)	(5,883,964)	(3,905,451
Annuity benefits	(1,033)	(722)	(38,506)	(28,185)	(4,538)	(3,661)	(21,463)	(5,082)
Annual contract maintenance charges (note 2)	(181)	(132)	(948)	(943)	(196)	(159)	(344)	(384)
Contingent deferred sales charges (note 2)	(44,893)	(28,064)	(26,351)	(39,953)	(30,077)	(60,370)	(13,033)	(23,266)
Adjustments to maintain reserves	1,980	124,619	2,518	12,529	1,811	18,530	8,280	(100,630)

Net equity transactions	(4,528,636)	(1,631,699)	(14,887,540)	(11,524,886)	(3,045,975)	(10,526,932)	(9,237,396)	(7,745,200)

Net change in contract owners’ equity	8,126,617	8,236,190	(1,441,664)	2,041,187	15,201,650	(2,029,913)	1,378,297	(1,382,113)
Contract owners’ equity beginning of period	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419	29,138,745	30,520,858

Contract owners’ equity end of period	$45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506	30,517,042	29,138,745

CHANGES IN UNITS:
Beginning units	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864	1,061,403	1,384,893

Units purchased	1,182,476	1,206,276	242,210	11,553	1,231,030	1,915,037	112,631	21,437
Units redeemed	(1,351,030)	(1,322,576)	(617,202)	(544,471)	(1,376,957)	(2,481,825)	(373,741)	(344,927

Ending units	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076	800,293	1,061,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLCom2		VKLStratGro2		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,831)	(110,448)	(49,034)	(50,655)	226,501	3,936	19,089	17,557
Realized gain (loss) on investments	1,128,630	764,017	216,127	104,491	54,488	(8,424)	(182)	(9,126)
Change in unrealized gain (loss) on investments	(2,196,928)	704,379	185,542	(33,385)	58,059	57,830	13,179	2,882
Reinvested capital gains	430,843	1,126,315	–	–	–	2,411	–	4,069

Net increase (decrease) in contract owners’ equity resulting from operations	(686,286)	2,484,263	352,635	20,451	339,048	55,753	32,086	15,382

Equity transactions:
Purchase payments received from contract owners (note 3)	237,209	191,862	48,464	34,932	544,071	197,646	70,440	146,008
Transfers between funds	(517,420)	(259,767)	(175,282)	(145,891)	7,775,741	3,949,802	359,331	212,053
Redemptions (note 3)	(1,819,860)	(1,404,892)	(304,226)	(153,299)	(1,398,276)	(185,923)	(82,913)	(52,961)
Annuity benefits	(4,454)	–	–	–	–	–	(6,676)	(6,452)
Annual contract maintenance charges (note 2)	–	–	–	–	(155)	(6)	–	–
Contingent deferred sales charges (note 2)	(27,484)	(22,774)	(4,557)	(357)	(9,154)	(743)	(828)	(843)
Adjustments to maintain reserves	10	(1,147)	(44)	(280)	(403)	36	786	435

Net equity transactions	(2,131,999)	(1,496,718)	(435,645)	(264,895)	6,911,824	3,960,812	340,140	298,240

Net change in contract owners’ equity	(2,818,285)	987,545	(83,010)	(244,444)	7,250,872	4,016,565	372,226	313,622
Contract owners’ equity beginning of period	19,854,900	18,867,355	2,564,525	2,808,969	4,016,565	–	785,440	471,818

Contract owners’ equity end of period	$17,036,615	19,854,900	2,481,515	2,564,525	11,267,437	4,016,565	1,157,666	785,440

CHANGES IN UNITS:
Beginning units	1,437,197	1,555,924	254,837	281,218	385,528	–	60,560	37,278

Units purchased	56,232	72,818	7,856	9,772	1,106,941	481,454	47,648	48,919
Units redeemed	(212,314)	(191,545)	(47,382)	(36,153)	(454,763)	(95,926)	(14,908)	(25,637)

Ending units	1,281,115	1,437,197	215,311	254,837	1,037,706	385,528	93,300	60,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		VicDivrStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,483,211	2,251,003	(348,499)	(426,739)	(480,825)	(452,487)	(107,915)	(175,286)
Realized gain (loss) on investments	(300,458)	164,038	3,932,936	3,106,502	73,854,637	46,660,577	1,020,425	568,588
Change in unrealized gain (loss) on investments	(665,909)	(302,610)	193,931	(2,797,322)	(152,134,697)	41,050,396	(826,978)	939,041
Reinvested capital gains	763,543	569,800	1,274,971	2,080,800	27,528,039	23,801,070	1,202,247	482,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,280,387	2,682,231	5,053,339	1,963,241	(51,232,846)	111,059,556	1,287,779	1,814,675

Equity transactions:
Purchase payments received from contract owners (note 3)	119,639	143,428	427,040	535,611	6,455,945	7,374,893	243,136	207,646
Transfers between funds	(2,665,352)	(4,337,673)	(2,902,597)	(462,563)	(86,460,477)	(648,618)	(837,379)	(992,392)
Redemptions (note 3)	(5,436,018)	(3,973,277)	(4,644,511)	(4,561,021)	(56,175,289)	(44,838,722)	(3,062,040)	(1,812,196
Annuity benefits	(9,512)	(11,892)	(5,634)	(7,310)	(116,992)	(101,412)	–	–
Annual contract maintenance charges (note 2)	(442)	(592)	(404)	(539)	(5,902)	(6,261)	–	–
Contingent deferred sales charges (note 2)	(14,810)	(36,691)	(19,710)	(40,395)	(342,146)	(356,617)	(17,325)	(20,531)
Adjustments to maintain reserves	(18,654)	11,487	(15,024)	2,490	4,350	130,079	787	4,257

Net equity transactions	(8,025,149)	(8,205,210)	(7,160,840)	(4,533,727)	(136,640,511)	(38,446,658)	(3,672,821)	(2,613,216)

Net change in contract owners’ equity	(6,744,762)	(5,522,979)	(2,107,501)	(2,570,486)	(187,873,357)	72,612,898	(2,385,042)	(798,541)
Contract owners’ equity beginning of period	28,929,453	34,452,432	28,561,563	31,132,049	397,641,853	325,028,955	15,902,096	16,700,637

Contract owners’ equity end of period	$22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853	13,517,054	15,902,096

CHANGES IN UNITS:
Beginning units	1,142,148	1,499,114	3,019,705	3,599,728	10,845,668	12,119,855	1,255,579	1,477,938

Units purchased	92,975	9,030	1,078,406	1,055,004	2,040,517	2,984,483	303,058	26,727
Units redeemed	(398,022)	(365,996)	(1,701,895)	(1,635,027)	(5,880,555)	(4,258,670)	(583,436)	(249,086)

Ending units	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668	975,201	1,255,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRAsStrat		WRBal		WRBond		WRCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,750,184)	(2,178,958)	51,733	50,348	3,318,179	2,772,980	(1,870,341)	(1,207,892)
Realized gain (loss) on investments	5,259,266	3,558,053	3,144,467	2,022,808	(203,248)	(641,512)	7,686,441	2,347,220
Change in unrealized gain (loss) on investments	83,813,774	(2,036,657)	8,076,334	6,684,221	1,758,736	430,465	2,167,297	28,319,315
Reinvested capital gains	14,731,001	37,163,816	1,795	325,133	–	27,174	22,981,411	7,078,842

Net increase (decrease) in contract owners’ equity resulting from operations	102,053,857	36,506,254	11,274,329	9,082,510	4,873,667	2,589,107	30,964,808	36,537,485

Equity transactions:
Purchase payments received from contract owners (note 3)	8,691,525	6,922,146	1,265,149	2,069,999	1,952,475	1,655,772	3,404,189	5,012,945
Transfers between funds	9,698,337	22,515,234	(3,508,055)	(5,773,148)	40,090,803	(783,660)	(15,538,802)	(11,026,135)
Redemptions (note 3)	(18,495,618)	(14,652,338)	(7,525,316)	(7,110,294)	(8,464,274)	(7,066,942)	(19,709,254)	(17,218,516)
Annuity benefits	(15,846)	(9,331)	(13,028)	(11,750)	(13,130)	(11,350)	(16,231)	(12,360)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(290,666)	(265,373)	(103,889)	(124,703)	(117,093)	(130,903)	(312,818)	(359,243)
Adjustments to maintain reserves	3,450	97,373	(1,096)	13,961	1,971	489	5,747	39,171

Net equity transactions	(408,818)	14,607,711	(9,886,235)	(10,935,935)	33,450,752	(6,336,594)	(32,167,169)	(23,564,138)

Net change in contract owners’ equity	101,645,039	51,113,965	1,388,094	(1,853,425)	38,324,419	(3,747,487)	(1,202,361)	12,973,347
Contract owners’ equity beginning of period	243,159,256	192,045,291	97,251,131	99,104,556	90,872,949	94,620,436	260,740,459	247,767,112

Contract owners’ equity end of period	$344,804,295	243,159,256	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459

CHANGES IN UNITS:
Beginning units	14,439,370	13,534,569	7,857,473	8,795,903	7,144,826	7,659,203	25,267,360	27,738,468

Units purchased	1,694,667	2,719,579	324,493	492,017	3,860,087	766,763	736,020	1,494,254
Units redeemed	(1,743,499)	(1,814,778)	(1,078,696)	(1,430,447)	(1,260,533)	(1,281,140)	(3,659,949)	(3,965,362)

Ending units	14,390,538	14,439,370	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRDivInc		WREnergy		WRGlNatRes		WRGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(135,172)	69,251	(33,422)	(1,755)	(732,490)	(309,143)	(3,616,784)	(3,785,387)
Realized gain (loss) on investments	587,915	165,994	58,709	(29,651)	1,249,986	187,347	11,276,144	3,441,849
Change in unrealized gain (loss) on investments	4,510,087	2,783,335	2,095,711	2,068	14,000,634	4,084,168	45,858,613	10,172,594
Reinvested capital gains	322,208	154,290	29,226	–	5,064,463	1,535,374	6,725,125	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,285,038	3,172,870	2,150,224	(29,338)	19,582,593	5,497,746	60,243,098	9,829,056

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901,308	1,280,239	1,073,891	288,317	2,391,903	2,450,116	3,036,005	4,752,624
Transfers between funds	6,128,540	10,914,379	6,106,284	1,847,982	8,276,339	20,175,635	(21,241,983)	(32,012,674)
Redemptions (note 3)	(1,870,494)	(860,591)	(447,182)	(27,153)	(3,353,805)	(1,169,867)	(19,497,829)	(18,244,555)
Annuity benefits	(4,818)	(3,592)	–	–	(3,184)	(2,123)	(12,730)	(11,342)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(28,424)	(8,451)	(6,071)	(425)	(53,144)	(12,092)	(328,606)	(406,942
Adjustments to maintain reserves	1,163	6,748	(189)	(244)	3,745	17,256	(3,791)	21,934

Net equity transactions	6,127,275	11,328,732	6,726,733	2,108,477	7,261,854	21,458,925	(38,048,934)	(45,900,955)

Net change in contract owners’ equity	11,412,313	14,501,602	8,876,957	2,079,139	26,844,447	26,956,671	22,194,164	(36,071,899)
Contract owners’ equity beginning of period	31,724,593	17,222,991	2,079,139	–	43,850,732	16,894,061	270,419,191	306,491,090

Contract owners’ equity end of period	$43,136,906	31,724,593	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191

CHANGES IN UNITS:
Beginning units	2,287,217	1,421,645	225,125	–	2,887,238	1,378,143	28,866,345	33,936,580

Units purchased	721,623	1,110,335	678,343	250,745	853,106	1,739,253	788,814	1,114,688
Units redeemed	(309,038)	(244,763)	(108,752)	(25,620)	(453,177)	(230,158)	(4,506,687)	(6,184,923)

Ending units	2,699,802	2,287,217	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRHiInc		WRIntGro		WRIntVal		WRLTBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,313,024	4,706,041	(599,501)	(526,441)	113,229	234,808	620,498	814,956
Realized gain (loss) on investments	198,966	(200,651)	2,926,709	2,228,068	1,415,784	293,886	(1,081,634)	(146,086)
Change in unrealized gain (loss) on investments	(3,385,854)	2,301,066	10,110,684	10,830,967	(1,937,952)	4,039,274	1,110,733	322,750
Reinvested capital gains	–	–	2,224,092	–	3,592,027	2,422,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,126,136	6,806,456	14,661,984	12,532,594	3,183,088	6,990,895	649,597	991,620

Equity transactions:
Purchase payments received from contract owners (note 3)	1,605,584	1,702,983	1,928,460	2,064,420	1,246,348	814,250	102,479	534,803
Transfers between funds	3,319,010	1,822,019	3,932,861	530,078	2,376,758	7,929,531	(35,801,355)	(2,990,817
Redemptions (note 3)	(6,205,112)	(5,439,316)	(6,031,845)	(5,168,734)	(3,069,392)	(1,663,107)	(2,050,313)	(3,017,007)
Annuity benefits	(6,575)	(5,735)	(4,209)	(283)	(4,334)	(257)	(2,903)	(2,283)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(79,375)	(102,406)	(102,870)	(101,985)	(50,005)	(38,346)	(28,396)	(63,474)
Adjustments to maintain reserves	(2,327)	6,854	5,698	21,423	(6,059)	9,094	(7,174)	250

Net equity transactions	(1,368,795)	(2,015,601)	(271,905)	(2,655,081)	493,316	7,051,165	(37,787,662)	(5,538,528)

Net change in contract owners’ equity	757,341	4,790,855	14,390,079	9,877,513	3,676,404	14,042,060	(37,138,065)	(4,546,908)
Contract owners’ equity beginning of period	83,298,557	78,507,702	75,601,879	65,724,366	36,374,070	22,332,010	37,138,065	41,684,973

Contract owners’ equity end of period	$84,055,898	83,298,557	89,991,958	75,601,879	40,050,474	36,374,070	–	37,138,065

CHANGES IN UNITS:
Beginning units	5,604,764	5,754,595	6,317,661	6,562,646	2,084,663	1,636,753	3,102,882	3,575,770

Units purchased	719,281	771,146	874,190	968,491	515,583	736,295	103,694	365,505
Units redeemed	(809,521)	(920,977)	(911,798)	(1,213,476)	(481,650)	(288,385)	(3,206,576)	(838,393)

Ending units	5,514,524	5,604,764	6,280,053	6,317,661	2,118,596	2,084,663	–	3,102,882

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,777)	(79,069)	(189,802)	(70,154)	1,149,836	805,168	185,409	298,244
Realized gain (loss) on investments	533,444	438,083	268,939	59,706	–	–	(33,894)	(27,848)
Change in unrealized gain (loss) on investments	(135,320)	114,745	959,096	540,013	–	–	34,819	(12,895)
Reinvested capital gains	–	–	402,368	3,183	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	311,347	473,759	1,440,601	532,748	1,149,836	805,168	186,334	257,501

Equity transactions:
Purchase payments received from contract owners (note 3)	167,999	310,446	705,919	566,622	6,425,111	2,312,631	180,809	95,979
Transfers between funds	(191,234)	1,752,869	4,284,892	6,648,900	13,381,445	13,224,480	1,168,475	2,200,182
Redemptions (note 3)	(535,335)	(324,666)	(1,189,904)	(275,266)	(11,513,739)	(7,459,186)	(833,291)	(296,490)
Annuity benefits	(4,681)	–	–	–	(631)	(256)	(2,215)	(2,209)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,146)	(4,791)	(17,406)	(3,603)	(143,763)	(131,082)	(13,429)	(4,246)
Adjustments to maintain reserves	148	1,730	1,300	2,344	7,010	(11,512)	34	110

Net equity transactions	(573,249)	1,735,588	3,784,801	6,938,997	8,155,433	7,935,075	500,383	1,993,326

Net change in contract owners’ equity	(261,902)	2,209,347	5,225,402	7,471,745	9,305,269	8,740,243	686,717	2,250,827
Contract owners’ equity beginning of period	6,684,118	4,474,771	11,595,360	4,123,615	31,187,936	22,447,693	8,678,994	6,428,167

Contract owners’ equity end of period	$6,422,216	6,684,118	16,820,762	11,595,360	40,493,205	31,187,936	9,365,711	8,678,994

CHANGES IN UNITS:
Beginning units	457,441	339,344	954,630	363,735	2,969,855	2,198,821	808,187	618,701

Units purchased	81,315	256,478	484,641	711,487	3,200,311	2,582,807	266,232	329,426
Units redeemed	(121,970)	(138,381)	(193,530)	(120,592)	(2,434,872)	(1,811,773)	(219,054)	(139,940)

Ending units	416,786	457,441	1,245,741	954,630	3,735,294	2,969,855	855,365	808,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRRealEstS		WRSciTech		WRSmCpGr		WRSmCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(234,727)	(95,232)	(1,703,395)	(1,667,424)	(1,739,372)	(1,930,505)	(176,499)	(143,927)
Realized gain (loss) on investments	1,810,968	380,561	5,976,451	5,084,701	6,072,623	7,996,394	(59,747)	91,021
Change in unrealized gain (loss) on investments	(7,086,843)	4,288,987	(3,045,846)	850,742	(1,757,309)	(14,162,677)	(1,042,471)	763,134
Reinvested capital gains	864,218	674,509	25,247,198	3,314,400	12,468,603	12,532,030	574,769	1,051,893

Net increase (decrease) in contract owners’ equity resulting from operations	(4,646,384)	5,248,825	26,474,408	7,582,419	15,044,545	4,435,242	(703,948)	1,762,121

Equity transactions:
Purchase payments received from contract owners (note 3)	673,618	663,817	2,375,156	2,432,710	1,468,283	2,373,484	327,491	307,172
Transfers between funds	(2,777,389)	8,002,811	(3,716,863)	(9,648,484)	(8,842,772)	(17,972,882)	272,410	318,421
Redemptions (note 3)	(2,285,844)	(1,612,552)	(9,440,600)	(7,712,554)	(9,448,666)	(9,331,885)	(1,369,669)	(861,761)
Annuity benefits	(6,178)	(1,072)	(7,395)	(6,658)	(11,023)	(11,280)	(4,046)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41,869)	(31,871)	(177,899)	(151,209)	(164,678)	(199,702)	(23,430)	(17,350)
Adjustments to maintain reserves	2,901	8,542	4,067	32,311	(1,556)	14,676	480	2,232

Net equity transactions	(4,434,761)	7,029,675	(10,963,534)	(15,053,884)	(17,000,412)	(25,127,589)	(796,764)	(251,286)

Net change in contract owners’ equity	(9,081,145)	12,278,500	15,510,874	(7,471,465)	(1,955,867)	(20,692,347)	(1,500,712)	1,510,835
Contract owners’ equity beginning of period	28,171,604	15,893,104	121,604,433	129,075,898	132,360,446	153,052,793	13,544,922	12,034,087

Contract owners’ equity end of period	$19,090,459	28,171,604	137,115,307	121,604,433	130,404,579	132,360,446	12,044,210	13,544,922

CHANGES IN UNITS:
Beginning units	1,572,126	1,139,421	10,562,288	11,941,607	10,059,603	12,069,149	981,472	1,005,493

Units purchased	293,098	653,040	599,306	617,218	389,076	623,531	213,705	275,334
Units redeemed	(579,468)	(220,335)	(1,462,450)	(1,996,537)	(1,604,729)	(2,633,077)	(273,678)	(299,355)

Ending units	1,285,756	1,572,126	9,699,144	10,562,288	8,843,950	10,059,603	921,499	981,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRValue		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(540,577)	(359,682)	(1,127,014)	(2,372,112)
Realized gain (loss) on investments	4,960,222	5,967,101	10,064,896	8,533,861
Change in unrealized gain (loss) on investments	(10,610,895)	7,639,161	(22,749,873)	(7,569,217)
Reinvested capital gains	7,415,435	5,121,207	23,867,522	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,185	18,367,787	10,055,531	19,003,302

Equity transactions:
Purchase payments received from contract owners (note 3)	1,066,148	1,984,410	2,815,296	3,407,132
Transfers between funds	(7,417,702)	(17,674,720)	(20,107,319)	(21,115,824)
Redemptions (note 3)	(9,110,904)	(9,217,205)	(23,860,094)	(21,106,533)
Annuity benefits	(18,303)	(9,424)	(20,577)	(32,913)
Annual contract maintenance charges (note 2)	–	–	(2,424)	(3,045)
Contingent deferred sales charges (note 2)	(154,700)	(211,900)	(150,669)	(257,360)
Adjustments to maintain reserves	5,249	16,449	(96,849)	22,110

Net equity transactions	(15,630,212)	(25,112,390)	(41,422,636)	(39,086,433

Net change in contract owners’ equity	(14,406,027)	(6,744,603)	(31,367,105)	(20,083,131)
Contract owners’ equity beginning of period	130,470,114	137,214,717	180,405,849	200,488,980

Contract owners’ equity end of period	$116,064,087	130,470,114	149,038,744	180,405,849

CHANGES IN UNITS:
Beginning units	9,004,271	10,933,745	13,514,581	16,647,315

Units purchased	440,369	498,029	1,291,903	546,237
Units redeemed	(1,484,049)	(2,427,503)	(4,040,020)	(3,678,971)

Ending units	7,960,591	9,004,271	10,766,464	13,514,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company transferred to the Account, 100,000 shares of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Balanced Fund – Series I (AIMBBal)

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Blue Chip Fund – Series I (AIMBlueCh)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)

BB&T Variable Insurance Funds – Large Cap Growth Fund (BBTLgCapGr)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Leaders Fund – Service Shares (DryIPELead)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (formerly Evergreen VAF –

Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)*

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)*

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)*

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Focus Portfolio – S Class Shares (NBTAFocus)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)*

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street® – Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) Victory

VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)* Victory

VIF – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		BOA Exclusive II(2)		BOA V(3)	BOA Choice Venue		BOA Choice(4)		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges – Recurring	0.95%		1.20%		1.10%	1.50%		1.20%		1.25%	1.75%	1.60%
Reduced Purchase Payment Option	0.25%		–		–	–		–		–	–	–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–		0.15%	–		–		–	–	–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–		0.10%	–		–		–	–	–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–		0.05%	–		–		–	–	–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.												–
Hardship Waiver for Tax Sheltered Annuities CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	0.15%		–		0.15%	–		–		–	–	–
Death Benefit Options:.
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	0.15	%(5)	–	–		–		–	–	–
One-Year Step Up	0.05	%(6)	0.10	%(6)	0.05%	–		–		–	–	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	0.20	%(5)	–	0.15%		0.15	%(5)	–	–	–
5% Enhanced	0.10	%(7)	0.15	%(7)	0.10%	–		0.05	%(7)	–	–	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	0.45	%(9)	–	0.45	%(9)	0.45	%(9)	–	–	–
Option 2	0.30	%(8)	0.30	%(9)	–	0.30	%(9)	0.30	%(9)	–	–	–
Spousal Protection Annuity Option	–		–		–	0.10%		–		–	–	–
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–		–	–		–		–	–	–

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		0.40%		–	0.40%		0.40%		–	–	–
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–		–	–		–		1.00%	–	–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		0.50%		–	0.50%		–		–	–	–
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10) :	3.95%		2.80%		1.70%	3.10%		2.20%		2.25%	1.75%	1.60%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddell & Reed Advisors Select Reserve product.
(3) Includes	NEA Select product.
(4) Includes	Key Corp and Paine Weber products.
(5) Available	beginning January 2, 2002 or a later date if state law requires.
(6) Available	until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available	until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8) No	longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9) No	longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended

December 31, 2007.

	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
0.95%	$38,652,188	1,022	4,760	135	812	15,888	616	–
1.00%	14,023,144	–	2,882	–	428	4,513	–	–
1.05%	2,701,087	–	897	–	–	172	–	–
1.10%	13,709,132	1,740	743	281	163	1,555	894	–
1.15%	7,000,699	572	1,079	665	68	630	396	–
1.20%	19,729,644	64	1,856	–	1,513	8,400	–	–
1.25%	3,603,480	1,080	6,643	–	659	2,943	354	–
1.30%	3,300,027	186	176	28	–	344	–	–
1.35%	4,344,031	317	23	–	810	2,995	395	–
1.40%	25,866,155	90	2,506	669	518	7,891	1,191	–
1.45%	7,146,006	–	–	–	87	3,440	–	–
1.50%	3,435,274	–	23,505	–	3,915	2,987	–	5,492
1.55%	12,489,166	1,909	1,768	252	483	2,416	4,701	–
1.60%	6,592,715	9	7,372	281	1,960	956	–	1,820
1.65%	4,320,282	–	27,876	–	3,142	2,371	–	5,788
1.70%	1,546,232	–	–	–	–	122	–	–
1.75%	2,103,161	67	6,435	8	1,853	514	–	858
1.80%	1,643,542	–	2,876	–	598	544	–	556
1.85%	2,150,639	–	24	–	–	678	–	–
1.90%	644,687	–	2,755	–	206	381	–	557
1.95%	1,366,322	–	19,839	–	3,817	32	–	3,983
2.00%	1,262,174	316	120	–	–	102	–	–
2.05%	1,623,742	1,775	5,465	–	3,157	888	–	7,114
2.10%	936,906	–	17,166	–	1,239	110	–	3,258
2.15%	267,238	–	2,244	–	728	645	–	140
2.20%	900,582	–	8,020	–	4,228	1,264	–	1,481
2.25%	619,636	–	1,193	–	401	1,333	–	–
2.30%	154,517	–	–	–	–	–	–	–
2.35%	42,151	–	902	–	311	–	–	24
2.40%	257,710	–	–	–	–	12	–	–
2.45%	103,886	–	195	–	432	96	–	2,205
2.50%	107,969	–	3,590	–	–	–	–	122
2.55%	20,628	–	–	–	–	–	–	–
2.60%	157,291	–	7,879	–	136	617	–	696
2.65%	11,703	–	–	–	–	–	–	–
2.70%	7,592	–	–	–	–	–	–	–
2.85%	1,943	–	–	–	–	–	–	–

Totals	$182,843,280	9,147	160,789	2,319	31,664	64,839	8,547	34,094

	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
0.95%	$–	328	1,036	–	–	–	539,337	–
1.00%	–	9	–	–	–	–	215,351	–
1.05%	–	–	–	–	–	–	46,924	–
1.10%	590	1,989	2,004	–	–	–	147,883	–
1.15%	51	711	90	–	–	–	65,398	–
1.20%	–	93	–	–	–	–	278,371	–
1.25%	–	–	165	302	–	87	42,395	–
1.30%	–	63	–	–	–	–	47,366	–
1.35%	–	–	139	–	–	–	55,429	–
1.40%	–	–	132	–	–	–	277,062	–
1.45%	–	–	–	–	–	–	82,911	–
1.50%	–	–	–	13,316	6,872	14,883	36,868	13,709
1.55%	–	–	1,643	–	–	–	126,906	–
1.60%	–	–	–	6,375	2,659	2,837	50,864	1,871
1.65%	–	–	–	9,902	20,028	16,296	65,417	9,795
1.70%	–	–	–	–	–	–	15,714	–
1.75%	–	–	–	1,221	1,509	4,327	28,423	1,761
1.80%	–	–	–	1,990	1,901	2,944	25,430	899
1.85%	–	–	–	–	–	–	14,207	–
1.90%	–	–	–	–	258	3,172	4,496	1,400
1.95%	–	–	–	10,130	12,907	19,739	3,907	3,584
2.00%	–	–	–	–	–	984	11,052	646
2.05%	–	–	651	8,773	3,991	10,228	15,969	4,156
2.10%	–	–	–	6,130	5,005	12,940	4,462	23,751
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
2.15%	–	–	–	494	–	858	738	468
2.20%	–	–	–	7,062	2,036	8,695	1,897	10,490
2.25%	–	–	–	–	–	–	333	–
2.30%	–	–	–	–	–	–	539	–
2.35%	–	–	–	449	190	999	–	1,228
2.40%	–	–	–	–	–	–	929	–
2.45%	–	–	–	1,059	184	1,187	357	–
2.50%	–	–	–	718	1,517	772	134	509
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	2,057	472	1,344	125	1,481
2.65%	–	–	–	–	–	–	8	–
2.70%	–	–	–	–	–	–	280	–
2.85%	–	–	–	–	–	–	–	–

Totals	$641	3,192	5,860	69,978	59,439	102,292	2,207,481	75,748

	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
0.95%	$128,768	338,167	215,752	42,780	–	30,300	–	1,185,065
1.00%	33,922	170,272	61,254	10,148	–	6,523	–	387,264
1.05%	8,765	26,122	14,766	1,512	–	1,305	–	70,152
1.10%	26,680	45,554	53,533	8,526	–	9,719	–	403,744
1.15%	24,597	21,073	39,215	5,109	–	7,372	–	219,054
1.20%	99,457	153,940	155,002	25,209	–	18,555	–	749,686
1.25%	20,824	21,764	14,355	3,050	2,380	3,892	–	114,291
1.30%	11,885	32,035	16,788	5,758	–	1,818	–	116,154
1.35%	24,131	17,473	27,099	6,407	–	4,368	–	170,947
1.40%	96,609	84,430	116,981	21,575	–	20,484	–	829,737
1.45%	24,533	55,444	21,706	4,394	–	5,374	–	218,207
1.50%	5,687	22,842	10,372	1,588	–	1,581	5,786	93,896
1.55%	30,450	29,381	37,236	8,902	–	9,452	–	395,650
1.60%	21,304	9,558	29,401	3,769	–	6,043	1,754	165,713
1.65%	14,756	16,093	25,742	4,011	–	4,389	4,807	128,479
1.70%	2,041	2,567	5,559	812	–	194	–	57,450
1.75%	5,128	2,732	8,789	856	–	1,457	2,710	62,451
1.80%	4,302	3,331	10,183	940	–	1,352	183	51,552
1.85%	4,022	4,470	11,999	3,140	–	1,082	–	72,458
1.90%	240	738	483	380	–	1,001	311	13,978
1.95%	2,141	7,185	3,615	448	–	306	6,035	8,435
2.00%	2,728	789	1,519	2,331	–	47	763	36,716
2.05%	939	4,028	13,737	2,192	–	–	2,364	39,644
2.10%	2,923	146	539	185	–	1,004	2,670	4,720
2.15%	70	39	412	829	–	–	33	6,202
2.20%	5,513	1,156	1,524	40	–	296	3,852	14,004
2.25%	9,166	–	453	275	2,523	82	–	7,313
2.30%	–	32	528	2,327	–	–	–	3,014
2.35%	182	–	–	–	–	–	95	–
2.40%	15	–	1,884	6,256	–	–	–	552
2.45%	64	–	–	38	–	–	147	2,976
2.50%	–	–	–	–	–	–	–	598
2.55%	–	–	80	524	–	–	–	196
2.60%	–	–	–	–	–	32	164	1,258
2.65%	–	–	–	174	–	–	–	194
2.70%	–	–	–	30	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$611,842	1,071,362	900,506	174,515	4,903	138,028	31,674	5,631,750

	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
0.95%	$–	47,347	–	1,920	11,347	304	8,575	16,503
1.00%	–	25,688	–	–	–	–	–	6,280
1.05%	–	1,253	–	–	45	–	110	3,676
1.10%	–	8,468	–	4,769	11,965	309	5,360	854
1.15%	–	5,904	–	2,878	4,477	39	953	45
1.20%	–	16,892	–	29	237	–	182	2,029
1.25%	–	3,106	630	419	2,108	105	627	74
1.30%	–	1,557	–	618	2,483	131	1,345	18
1.35%	–	6,067	–	419	2,072	45	1,180	–
1.40%	–	23,106	–	313	11,749	263	5,063	–
1.45%	–	8,820	–	1,691	1,895	131	1,359	–
1.50%	34,759	1,630	–	92	161	9	99	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
1.55%	–	12,628	–	1,884	9,565	252	2,445	–
1.60%	7,865	2,698	–	4,825	4,905	309	5,032	–
1.65%	16,510	1,753	–	3,135	532	5	941	–
1.70%	–	1,816	–	6,890	79	4	42	–
1.75%	6,225	225	–	13	279	27	396	–
1.80%	9,436	904	–	–	–	3	–	–
1.85%	–	2,402	–	–	6,531	652	7,956	–
1.90%	8,964	–	–	–	2,430	–	4,138	–
1.95%	22,520	1	–	–	–	–	–	–
2.00%	3,601	922	–	–	647	69	–	–
2.05%	15,159	197	–	–	–	–	1,259	–
2.10%	11,484	10	–	–	–	–	–	–
2.15%	1,634	393	–	–	–	–	–	–
2.20%	9,012	362	–	–	–	–	–	–
2.25%	–	121	1,340	–	–	–	–	–
2.30%	–	26	–	–	–	–	–	–
2.35%	2,536	–	–	–	–	–	–	–
2.40%	–	43	–	–	–	–	–	–
2.45%	3,068	40	–	–	–	–	–	–
2.50%	464	–	–	–	–	–	–	–
2.55%	–	10	–	–	–	–	–	–
2.60%	2,608	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$155,845	174,389	1,970	29,895	73,507	2,657	47,062	29,478

	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
0.95%	$39,413	49,843	–	144,606	2,530,805	361,460	–	938
1.00%	22,624	28,032	–	41,901	1,144,029	144,552	–	–
1.05%	5,491	10,373	–	7,318	229,196	41,748	–	–
1.10%	1,173	2,527	–	53,911	613,690	101,738	–	308
1.15%	129	472	–	27,952	325,597	49,782	–	–
1.20%	4,202	17,731	–	71,888	1,139,889	172,896	–	–
1.25%	1,150	2,340	–	18,267	169,784	32,166	–	32
1.30%	336	2,836	–	13,432	215,329	32,294	–	–
1.35%	–	226	–	34,317	284,057	38,141	–	122
1.40%	120	1,688	–	79,122	966,207	153,285	–	374
1.45%	103	1,186	–	18,648	353,122	32,272	–	–
1.50%	953	1,219	1,252	7,709	83,374	19,187	10,814	–
1.55%	–	24	–	34,734	359,504	63,441	–	872
1.60%	43	–	350	21,637	194,963	30,227	6,746	–
1.65%	356	164	689	11,004	114,249	26,089	7,140	–
1.70%	–	26	–	6,602	87,357	6,949	–	–
1.75%	–	–	798	6,091	59,499	5,573	4,146	–
1.80%	–	541	82	4,198	61,700	10,136	961	–
1.85%	–	33	–	5,659	46,128	7,555	–	5,153
1.90%	–	10	40	4,290	22,126	2,041	824	–
1.95%	–	–	1,000	1,224	27,635	1,164	4,248	–
2.00%	–	–	163	4,211	28,768	2,816	93	–
2.05%	–	–	694	8,324	62,891	5,639	18,510	–
2.10%	–	6	506	200	3,242	1,821	5,861	–
2.15%	–	–	145	183	8,604	1,716	5	–
2.20%	–	–	1,709	1,837	12,262	607	3,362	–
2.25%	–	–	–	9	10,675	1,481	–	–
2.30%	–	8	–	415	4,133	122	–	–
2.35%	–	–	–	–	185	25	201	–
2.40%	–	–	–	51	69	248	–	–
2.45%	–	–	104	107	20	58	3,226	–
2.50%	–	–	–	–	–	–	1,257	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	99	–	–	885	674	–
2.65%	–	–	–	–	736	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$76,092	119,285	7,631	629,847	9,159,825	1,348,114	68,068	7,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
0.95%	$1,175	–	–	–	2,512	624,298	–	2,120,214
1.00%	–	–	–	–	3,673	143,725	–	860,229
1.05%	–	–	–	–	87	36,816	–	188,240
1.10%	335	–	–	–	83	218,309	–	575,480
1.15%	83	–	–	–	283	124,969	–	298,886
1.20%	–	–	–	–	1,824	387,108	–	1,117,602
1.25%	–	–	–	–	20	65,983	–	159,137
1.30%	–	–	–	–	326	67,425	–	159,369
1.35%	–	–	–	–	221	105,790	–	294,053
1.40%	2,513	–	–	–	2,797	479,622	–	1,243,326
1.45%	–	–	–	–	3,239	107,797	–	354,348
1.50%	–	2,526	1,523	14,355	137	58,010	32,713	111,910
1.55%	2,755	–	–	–	549	238,351	–	531,250
1.60%	–	–	4,655	4,103	224	143,904	10,654	267,661
1.65%	–	1,460	759	15,331	242	60,542	25,703	188,015
1.70%	–	–	–	–	178	53,546	–	54,983
1.75%	–	706	147	3,579	179	70,013	9,331	104,252
1.80%	–	119	399	1,115	67	29,333	2,074	71,981
1.85%	–	–	–	–	489	38,422	–	84,837
1.90%	–	–	686	736	32	14,999	3,154	11,651
1.95%	–	1,686	5,013	7,689	–	3,542	24,578	21,181
2.00%	–	–	–	397	–	19,347	604	28,842
2.05%	–	1,020	2,960	6,110	–	34,663	12,154	54,731
2.10%	–	649	2,468	25,308	–	2,552	19,118	1,526
2.15%	–	81	88	2,329	163	2,769	482	5,368
2.20%	–	2,661	2,239	4,578	–	7,432	12,014	13,161
2.25%	–	–	–	–	2	3,481	–	13,329
2.30%	–	–	–	–	–	1,592	–	4,876
2.35%	–	–	–	556	–	63	1,322	43
2.40%	–	–	–	–	–	743	–	5,074
2.45%	–	–	–	1,570	–	63	1,047	2,447
2.50%	–	–	–	7,729	–	726	2,089	–
2.55%	–	–	–	–	–	–	–	612
2.60%	–	434	37	422	–	1,850	5,727	913
2.65%	–	–	–	–	–	54	–	124
2.70%	–	–	–	–	–	462	–	639
2.85%	–	–	–	–	–	–	–	–

Totals	$6,861	11,342	20,974	95,907	17,327	3,148,301	162,764	8,950,289

	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
0.95%	$–	1,199,182	–	499,547	48,971	203,696	–	316,016
1.00%	–	648,654	–	197,206	13,593	97,199	–	86,270
1.05%	–	115,458	–	50,743	3,477	19,804	–	15,117
1.10%	–	301,319	–	115,886	10,133	22,908	–	81,356
1.15%	–	135,266	–	52,836	3,937	12,246	–	54,889
1.20%	–	682,797	–	243,396	35,925	112,961	–	201,211
1.25%	–	100,093	–	32,102	2,072	16,905	–	22,936
1.30%	–	107,581	–	46,616	5,215	13,607	–	24,898
1.35%	–	134,385	–	45,174	7,076	9,313	–	37,302
1.40%	–	620,288	–	252,425	37,773	54,503	–	173,709
1.45%	–	273,915	–	77,771	9,499	36,403	–	41,198
1.50%	67,213	72,814	17,891	26,914	1,264	6,229	30,385	9,618
1.55%	–	191,861	–	74,568	10,867	12,639	–	64,724
1.60%	20,667	78,299	8,310	39,903	3,247	2,096	11,709	34,298
1.65%	38,643	103,162	13,716	31,081	2,069	6,331	29,346	29,627
1.70%	–	55,706	–	12,303	1,439	3,520	–	7,983
1.75%	18,520	27,871	7,517	38,022	1,471	3,162	9,902	11,542
1.80%	13,039	27,209	3,708	11,165	863	2,595	3,413	9,424
1.85%	–	20,676	–	15,650	1,184	4,159	–	15,680
1.90%	13,662	11,607	1,953	1,928	395	1,134	7,884	3,739
1.95%	44,242	8,682	6,831	3,796	350	1,071	36,387	673
2.00%	610	24,095	380	11,005	2,807	1,820	2,743	3,171
2.05%	12,752	14,275	14,669	5,146	676	1,880	19,932	8,592
2.10%	39,356	1,758	10,633	1,196	144	357	25,342	2,001
2.15%	753	5,532	99	4,993	2,038	–	762	676
2.20%	23,973	4,962	11,392	4,353	264	995	18,093	3,188
2.25%	–	1,364	–	166	180	–	–	586
2.30%	–	492	–	1,523	1,611	–	–	1,826

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
2.35%	811	64	24	–	–	–	429	–
2.40%	–	48	–	4,736	4,834	–	–	14
2.45%	3,282	4	3,931	80	2	–	3,880	140
2.50%	3,901	95	1,495	–	–	–	4,843	–
2.55%	–	–	–	662	532	–	–	–
2.60%	10,145	755	1,934	–	–	–	2,153	–
2.65%	–	240	–	433	107	–	–	139
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$311,569	4,970,508	104,483	1,903,325	214,015	647,532	207,203	1,262,543

	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$2,478,110	–	193,375	219,033	93,705	–	105,717	–
1.00%	1,062,360	–	60,931	130,656	33,471	–	43,413	–
1.05%	176,713	–	11,423	33,070	6,036	–	5,542	–
1.10%	665,247	–	64,649	22,314	31,683	–	26,785	–
1.15%	317,220	–	23,580	6,998	15,594	–	17,735	–
1.20%	1,372,741	–	90,251	72,433	72,025	–	60,831	–
1.25%	184,447	–	23,222	9,794	7,295	9,608	15,051	–
1.30%	230,113	–	21,216	11,378	12,802	–	10,517	–
1.35%	303,924	–	17,454	9,027	15,247	–	15,753	–
1.40%	1,252,944	–	105,029	47,057	47,490	–	82,341	–
1.45%	423,564	–	30,665	20,728	21,683	–	24,679	–
1.50%	142,323	74,079	10,956	6,746	4,593	48,769	3,546	11,454
1.55%	444,795	–	34,094	19,139	28,742	–	32,862	–
1.60%	215,810	16,072	43,515	5,378	13,831	17,465	18,403	2,739
1.65%	164,527	48,243	10,913	11,261	12,681	32,513	9,096	2,624
1.70%	76,563	–	6,239	3,558	6,744	–	8,182	–
1.75%	107,073	24,552	9,187	2,205	1,596	13,838	7,694	3,985
1.80%	77,699	8,657	8,778	1,229	1,706	4,152	3,131	1,806
1.85%	86,768	–	14,451	3,476	9,414	–	3,734	–
1.90%	23,977	10,965	5,402	825	2,769	6,637	466	1,365
1.95%	20,192	64,015	736	841	884	33,939	843	9,262
2.00%	46,431	3,519	4,193	356	6,625	5,531	2,431	55
2.05%	46,771	30,157	4,042	1,406	2,843	31,314	855	4,036
2.10%	8,489	43,457	1,083	79	307	29,664	4,123	10,689
2.15%	9,581	1,772	850	1,534	1,940	1,097	1,438	674
2.20%	9,565	30,803	2,300	222	301	18,273	1,493	3,147
2.25%	52,721	–	14,542	10	497	17,204	2,360	–
2.30%	8,958	–	8	3	4,955	–	197	–
2.35%	94	3,362	–	38	–	1,704	–	–
2.40%	20,895	–	21	–	12,250	–	42	–
2.45%	1,080	1,222	–	–	–	4,059	5	16
2.50%	1,551	3,181	–	–	–	9,247	223	1,406
2.55%	1,830	–	–	–	1,071	–	–	–
2.60%	1,540	4,277	–	–	–	2,797	–	1,609
2.65%	451	–	–	–	324	–	18	–
2.70%	123	–	–	–	–	–	–	–
2.85%	252	–	–	–	–	–	–	–

Totals	$10,037,442	368,333	813,105	640,795	471,104	287,811	509,506	54,867

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.95%	$76,852	11,159	–	11,688	–	3,640	–	44,176
1.00%	37,417	10,068	–	7,312	–	1,852	–	17,471
1.05%	5,220	301	–	343	–	–	–	3,437
1.10%	15,379	3,606	–	2,485	–	4,374	–	7,879
1.15%	12,779	1,676	–	1,346	–	1,418	–	3,990
1.20%	40,897	3,105	–	6,731	–	3,636	–	19,600
1.25%	9,599	1,822	452	1,159	205	248	1,117	7,866
1.30%	4,317	3,514	–	136	–	69	–	2,074
1.35%	16,703	341	–	2,161	–	2,388	–	2,145
1.40%	29,971	18,127	–	5,969	–	3,830	–	22,517
1.45%	15,289	1,263	–	809	–	980	–	13,340
1.50%	3,621	1,112	–	1,716	–	–	–	687
1.55%	19,839	7,716	–	1,968	–	595	–	10,150
1.60%	7,802	–	–	–	–	136	–	7,348
1.65%	4,304	13	–	1,582	–	127	–	2,124
1.70%	1,333	370	–	32	–	46	–	1,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.75%	1,609	1,044	–	1,069	–	99	–	138
1.80%	1,881	133	–	–	–	1,502	–	1,267
1.85%	3,376	994	–	1,910	–	186	–	1,322
1.90%	335	–	–	–	–	–	–	2,505
1.95%	598	–	–	–	–	–	–	42
2.00%	4,881	1,635	–	–	–	–	–	1,601
2.05%	2,865	303	–	52	–	–	–	2,632
2.10%	225	–	–	–	–	4	–	32
2.15%	1,029	–	–	–	–	–	–	46
2.20%	1,517	–	–	–	–	–	–	404
2.25%	277	–	–	–	573	–	3,518	44
2.30%	2,199	–	–	283	–	–	–	25
2.35%	–	–	–	–	–	–	–	–
2.40%	3,767	–	–	–	–	–	–	6
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	337	–	–	–	–	–	–	11
2.60%	–	–	–	–	–	–	–	–
2.65%	110	–	–	–	–	–	–	–
2.70%	30	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$326,358	68,302	452	48,751	778	25,130	4,635	176,633

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.95%	$–	29,442	66,162	115,671	–	64,796	–	527,296
1.00%	–	10,578	20,426	63,615	–	17,324	–	268,670
1.05%	–	1,658	5,150	12,321	–	1,693	–	30,009
1.10%	–	8,210	15,603	32,046	–	12,413	–	134,611
1.15%	–	5,324	7,461	14,430	–	5,615	–	63,621
1.20%	–	17,935	37,519	101,015	–	34,524	–	367,233
1.25%	1,297	8,710	6,335	23,720	11,383	11,190	464	54,575
1.30%	–	2,093	4,485	31,523	–	1,786	–	96,939
1.35%	–	3,100	8,128	23,706	–	5,926	–	59,169
1.40%	–	20,339	31,534	108,968	–	20,535	–	389,339
1.45%	–	4,988	9,568	43,270	–	12,327	–	206,682
1.50%	–	1,117	752	10,471	–	2,497	–	48,445
1.55%	–	8,248	7,238	49,148	–	10,360	–	126,169
1.60%	–	2,886	8,619	12,675	–	6,652	–	50,531
1.65%	–	2,359	4,763	6,837	–	2,558	–	64,605
1.70%	–	870	3,820	6,344	–	2,593	–	20,299
1.75%	–	1,344	1,141	12,641	–	266	–	12,732
1.80%	–	518	4,061	4,578	–	2,916	–	26,591
1.85%	–	3,892	3,625	13,339	–	3,123	–	17,741
1.90%	–	652	1,503	922	–	1,720	–	11,806
1.95%	–	–	377	1,065	–	560	–	13,704
2.00%	–	529	5,210	6,955	–	2,858	–	8,656
2.05%	–	1,066	2,306	5,690	–	2,123	–	13,103
2.10%	–	189	341	449	–	283	–	2,150
2.15%	–	–	1,531	2,975	–	1,181	–	3,144
2.20%	–	40	353	850	–	440	–	2,760
2.25%	–	–	161	4,370	8,229	177	–	376
2.30%	–	–	2,883	217	–	1,749	–	92
2.35%	–	–	–	–	–	–	–	61
2.40%	–	–	5,560	56	–	4,805	–	1,311
2.45%	–	–	–	–	–	–	–	4
2.50%	–	–	–	–	–	–	–	1,008
2.55%	–	–	551	–	–	458	–	–
2.60%	–	–	–	–	–	–	–	894
2.65%	–	–	108	–	–	106	–	–
2.70%	–	–	33	–	–	–	–	154
2.85%	–		–	–	–	–	–	–

Totals	$1,297	136,087	267,307	709,867	19,612	235,554	464	2,624,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.95%	$45,681	107,757	8,423	409,877	428,054	98,278	128,441	–
1.00%	15,724	63,796	5,600	164,893	239,519	35,881	40,610	–
1.05%	3,533	7,713	65	22,246	27,440	7,379	6,299	–
1.10%	15,293	19,505	1,305	157,733	111,266	26,271	32,877	–
1.15%	9,447	10,491	238	62,934	52,704	14,066	20,175	–
1.20%	37,445	60,709	3,287	325,331	307,654	72,867	168,197	–
1.25%	11,884	8,877	498	55,244	34,984	8,990	11,849	3,420
1.30%	3,796	11,412	18	33,139	45,469	20,652	12,026	–
1.35%	8,286	4,957	1,104	72,081	23,029	13,620	20,373	–
1.40%	29,929	63,815	5,703	253,557	245,639	46,495	71,378	–
1.45%	10,844	43,535	3,740	80,990	164,599	14,538	27,046	–
1.50%	3,144	9,129	394	28,211	41,083	12,933	17,891	–
1.55%	15,428	11,986	1,574	98,429	66,698	23,194	31,056	–
1.60%	3,254	3,763	1,859	53,787	18,399	11,395	11,632	–
1.65%	11,059	8,249	1,708	51,199	26,570	9,812	9,861	–
1.70%	3,284	2,489	–	23,105	12,020	4,488	3,256	–
1.75%	2,324	287	164	24,114	4,015	2,209	7,503	–
1.80%	2,637	1,774	235	12,588	14,262	3,718	7,517	–
1.85%	2,371	850	1,964	16,970	14,769	4,068	4,019	–
1.90%	531	1,151	1,481	5,328	1,752	1,981	783	–
1.95%	116	1,389	512	6,750	5,700	156	3,821	–
2.00%	1,237	739	34	18,451	6,815	1,215	1,578	–
2.05%	1,760	2,732	941	10,728	4,512	3,940	1,390	–
2.10%	431	309	–	2,360	1,334	1,998	6,489	–
2.15%	116	33	205	6,501	210	365	12	–
2.20%	376	337	1,769	2,523	3,609	1,926	1,830	–
2.25%	253	21	113	1,485	613	80	2,801	89
2.30%	1,292	3	–	7,578	21	521	–	–
2.35%	35	12	–	–	33	–	358	–
2.40%	52	–	–	20,084	–	–	–	–
2.45%	153	39	9	–	7	–	–	–
2.50%	–	–	197	84	199	–	–	–
2.55%	48	–	–	1,975	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	425	–	–	–	–
2.70%	–	–	–	69	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$241,763	447,859	43,140	2,030,769	1,902,977	443,036	651,068	3,509

	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
0.95%	$–	–	132,386	75,564	76,290	58,401	4,478	60,723
1.00%	–	–	24,975	37,658	16,290	18,544	916	21,354
1.05%	–	–	3,299	5,940	7,721	3,312	244	8,034
1.10%	–	–	20,806	19,069	15,068	21,065	1,288	25,919
1.15%	–	–	8,611	21,637	11,802	8,886	470	14,898
1.20%	–	–	55,715	79,855	81,585	51,214	5,429	60,482
1.25%	–	–	11,546	8,724	7,220	9,077	1,699	11,098
1.30%	–	–	9,846	25,660	8,251	37,038	709	19,224
1.35%	–	–	6,953	13,484	17,417	11,651	1,217	20,189
1.40%	–	–	37,459	71,789	54,839	46,392	2,769	74,452
1.45%	–	–	21,661	9,369	8,795	3,776	50	7,637
1.50%	10,992	3,477	22,852	3,212	2,347	2,451	43	4,050
1.55%	–	–	30,234	21,866	13,816	10,477	667	11,951
1.60%	3,177	1,381	12,837	6,444	6,847	3,624	143	12,785
1.65%	10,033	4,815	22,446	4,938	7,649	5,508	433	8,005
1.70%	–	–	2,927	4,094	510	1,420	8	2,434
1.75%	3,654	925	8,237	3,916	303	1,292	81	3,025
1.80%	2,168	707	1,769	1,613	1,734	1,330	55	1,362
1.85%	–	–	3,523	7,453	3,852	7,147	143	2,130
1.90%	2,093	929	6,659	58	1,298	209	22	490
1.95%	8,038	5,837	11,895	981	217	120	–	124
2.00%	–	–	7,396	2,739	2,466	648	18	633
2.05%	6,391	3,185	18,349	12,085	1,680	2,493	–	427
2.10%	5,779	3,579	5,666	342	76	161	–	40
2.15%	44	5	4,143	368	1,748	75	–	99
2.20%	2,482	2,025	11,310	2,164	423	54	5	302
2.25%	–	–	4,829	8,702	6,928	–	590	9,630
2.30%	–	–	3,452	–	780	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
2.35%	–	174	458	–	–	–	–	–
2.40%	–	–	10,733	346	1,474	–	–	–
2.45%	257	547	1,300	–	–	–	–	–
2.50%	2,167	151	990	–	–	–	–	–
2.55%	–	–	957	–	262	–	–	–
2.60%	1,030	161	879	–	–	–	–	–
2.65%	–	–	291	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$58,305	27,898	527,389	450,070	359,688	306,365	21,477	381,497

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
0.95%	$245,736	120,043	18,543	385,341	–	–	78,666	4,443
1.00%	100,959	33,738	3,605	148,170	–	–	52,489	265
1.05%	24,082	6,271	144	14,170	–	–	4,505	1,004
1.10%	78,087	33,480	7,923	92,059	–	–	14,779	2,200
1.15%	45,173	11,981	2,293	54,524	–	–	14,875	551
1.20%	98,413	168,487	2,344	196,921	–	–	45,637	889
1.25%	17,434	17,820	2,824	32,017	–	1,009	4,009	536
1.30%	27,017	18,371	892	32,598	–	–	4,819	92
1.35%	27,553	13,602	1,024	54,389	–	–	5,377	713
1.40%	119,031	76,130	5,100	189,438	–	–	84,993	3,336
1.45%	31,874	15,851	3,452	65,688	–	–	28,814	145
1.50%	12,910	8,312	1,033	13,430	8,095	–	4,313	305
1.55%	49,978	28,096	3,314	63,693	–	–	23,002	1,892
1.60%	28,082	13,328	788	37,661	2,245	–	12,208	1,908
1.65%	14,875	6,020	578	30,950	2,519	–	8,978	212
1.70%	12,154	25,001	1,171	11,786	–	–	2,080	–
1.75%	24,269	2,886	141	29,215	2,569	–	4,149	–
1.80%	11,868	5,578	890	11,287	–	–	1,094	297
1.85%	11,082	9,546	1,932	10,167	–	–	10,100	739
1.90%	1,807	1,920	66	3,802	1,056	–	1,276	–
1.95%	1,651	1,803	–	3,564	5,362	–	1,925	–
2.00%	4,169	8,815	–	14,304	438	–	13,253	–
2.05%	3,525	2,499	1,222	8,344	2,623	–	1,603	–
2.10%	1,799	670	568	1,569	2,402	–	374	1
2.15%	943	6,074	36	510	862	–	783	–
2.20%	471	1,579	–	6,531	5,582	–	1,312	–
2.25%	16	539	–	1,051	–	–	1,331	–
2.30%	361	4,838	–	6,088	–	–	2,768	–
2.35%	–	–	–	–	–	–	–	–
2.40%	16	14,197	–	5,078	–	–	5,068	–
2.45%	–	11	–	396	77	–	–	–
2.50%	248	–	–	–	619	–	–	–
2.55%	–	1,510	–	593	–	–	421	–
2.60%	–	–	–	–	1,245	–	–	–
2.65%	–	358	–	248	–	–	107	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$995,582	659,354	59,882	1,525,582	35,694	1,009	435,108	19,527

	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
0.95%	$148,938	75,333	55,616	–	24,802	–	54,788	4,567
1.00%	66,860	33,227	27,251	–	9,190	–	19,175	3,469
1.05%	11,629	9,671	2,562	–	2,091	–	3,876	240
1.10%	27,217	11,609	14,905	–	7,772	–	18,436	2,154
1.15%	24,220	3,210	7,494	–	7,058	–	17,981	461
1.20%	115,306	25,271	34,367	–	20,587	–	30,176	2,915
1.25%	8,905	6,321	4,531	356	1,086	1,280	2,446	456
1.30%	21,558	9,474	7,778	–	2,715	–	4,248	290
1.35%	21,490	3,145	7,884	–	1,700	–	11,035	260
1.40%	82,602	18,544	32,765	–	19,902	–	36,459	3,451
1.45%	32,729	8,398	12,853	–	3,741	–	13,898	1,391
1.50%	19,689	1,990	968	–	436	–	7,408	359
1.55%	29,749	6,435	16,440	–	11,576	–	22,645	1,060
1.60%	16,516	691	9,800	–	6,396	–	8,401	418
1.65%	11,292	2,750	3,025	–	2,592	–	9,672	152
1.70%	7,505	243	5,194	–	1,495	–	2,918	105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
1.75%	6,191	800	2,067	–	1,211	–	4,979	96
1.80%	3,550	2,550	2,408	–	1,154	–	4,192	350
1.85%	9,341	2,112	2,051	–	2,015	–	3,467	314
1.90%	5,880	129	578	–	594	–	4,559	182
1.95%	211	10	278	–	1,551	–	4,976	15
2.00%	5,576	63	1,707	–	1,581	–	1,449	42
2.05%	7,975	2,060	521	–	1,947	–	5,710	–
2.10%	885	506	256	–	18	–	1,612	1
2.15%	473	–	21	–	13	–	159	–
2.20%	3,489	153	1,404	–	486	–	2,439	4
2.25%	163	14	6	–	167	–	230	–
2.30%	5,668	–	246	–	820	–	39	–
2.35%	–	19	–	–	–	–	437	–
2.40%	3,023	–	1	–	695	–	183	–
2.45%	169	–	68	–	–	–	163	–
2.50%	–	85	–	–	–	–	–	–
2.55%	276	–	–	–	24	–	177	–
2.60%	–	–	–	–	–	–	2,532	–
2.65%	89	–	–	–	22	–	30	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$699,164	224,812	255,045	356	135,437	1,280	300,895	22,752

	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
0.95%	$39,077	1,414,314	–	246,083	12,212	–	244,634	–
1.00%	16,439	503,297	–	127,925	1,923	–	62,813	–
1.05%	1,682	115,659	–	33,933	286	–	11,116	–
1.10%	9,896	370,159	–	37,366	1,256	–	44,749	–
1.15%	7,785	191,725	–	18,288	1,894	–	29,827	–
1.20%	19,852	630,609	–	45,035	2,815	–	169,806	–
1.25%	2,515	92,863	–	8,568	1,159	63	11,277	7,235
1.30%	1,519	90,254	–	31,211	186	–	46,289	–
1.35%	4,260	135,392	–	9,586	796	–	31,390	–
1.40%	20,241	766,384	–	46,797	4,033	–	92,557	–
1.45%	9,941	171,354	–	17,741	1,132	–	24,791	–
1.50%	1,476	81,152	48,284	4,975	127	–	10,399	7,129
1.55%	17,860	385,161	–	20,140	464	–	37,045	–
1.60%	6,696	158,548	13,841	2,658	630	–	25,913	3,808
1.65%	3,416	80,398	36,275	4,929	1,353	–	19,131	2,677
1.70%	1,631	46,354	–	1,786	188	–	8,579	–
1.75%	1,842	71,090	11,646	2,575	–	–	6,770	3,907
1.80%	2,258	32,749	5,797	1,191	28	–	6,168	–
1.85%	1,392	48,400	–	2,201	120	–	7,665	–
1.90%	1,018	11,233	7,691	62	1	–	983	395
1.95%	846	10,845	41,199	29	–	–	695	2,850
2.00%	397	35,954	562	234	141	–	7,077	924
2.05%	2,710	47,013	21,388	292	110	–	6,722	2,501
2.10%	145	2,226	41,770	76	–	–	1,059	2,791
2.15%	675	3,153	624	686	102	–	2,596	868
2.20%	152	3,477	22,040	214	122	–	2,999	1,952
2.25%	6	19,010	–	250	3	–	409	–
2.30%	39	2,727	–	21	–	–	1,853	–
2.35%	64	–	540	–	–	–	–	966
2.40%	24	403	–	–	–	–	8,023	–
2.45%	60	2,162	3,747	247	–	–	–	251
2.50%	–	4	3,081	30	–	–	–	67
2.55%	11	705	–	–	–	–	797	–
2.60%	–	–	4,970	–	–	–	–	1,902
2.65%	–	–	–	–	–	–	209	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$175,925	5,524,773	263,455	665,129	31,081	63	924,341	40,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
0.95%	$175,595	198,103	923,312	478,994	342,434	323,685	211,647	711,819
1.00%	41,772	34,874	306,234	149,270	88,426	126,609	90,914	239,990
1.05%	20,978	5,870	58,791	17,174	16,733	32,422	14,114	41,239
1.10%	74,935	74,934	414,252	292,316	178,729	99,160	60,638	230,512
1.15%	58,354	54,485	343,931	218,190	94,643	46,840	34,761	136,294
1.20%	109,835	132,581	485,607	323,648	175,508	187,516	135,029	388,018
1.25%	82,249	28,183	251,369	148,875	76,918	21,245	21,602	62,821
1.30%	14,668	21,625	68,869	35,362	36,628	26,800	26,132	110,407
1.35%	36,174	38,372	130,739	90,799	43,539	37,048	19,400	106,421
1.40%	127,123	161,389	970,873	567,186	262,479	211,107	125,434	466,126
1.45%	34,717	23,757	164,730	82,368	55,459	71,896	43,803	158,226
1.50%	28,666	46,195	205,285	133,600	73,910	18,174	14,069	43,467
1.55%	62,848	100,836	400,403	228,766	166,572	96,399	54,782	225,839
1.60%	45,789	102,723	371,237	196,960	152,185	29,466	25,229	104,225
1.65%	57,554	38,905	195,087	136,207	72,430	24,974	13,791	69,411
1.70%	9,751	9,485	69,036	41,091	40,155	8,462	5,795	22,607
1.75%	28,577	23,918	216,719	100,852	83,692	12,928	4,804	37,500
1.80%	21,813	4,501	99,218	50,844	51,502	7,737	10,382	31,589
1.85%	13,902	13,087	108,822	82,937	25,113	8,174	8,550	41,751
1.90%	1,135	325	19,639	27,217	4,806	1,592	1,883	16,104
1.95%	35,226	8,886	52,172	58,058	13,958	4,664	1,635	7,536
2.00%	8,431	21,318	32,035	71,850	17,807	4,602	7,048	21,903
2.05%	30,057	11,027	132,167	36,474	28,695	6,757	4,869	35,822
2.10%	12,796	9,679	92,420	54,592	36,467	578	1,693	4,343
2.15%	2,477	4,499	21,265	18,122	15,993	2,188	1,936	1,547
2.20%	22,217	7,693	106,224	82,517	40,836	1,469	718	12,401
2.25%	6,197	9,603	107,752	101,268	5,791	291	3,708	5,490
2.30%	4,580	–	2,813	4,431	1,458	473	151	1,537
2.35%	–	309	8,045	2,421	343	63	11	26
2.40%	828	–	–	551	–	314	2,607	1,033
2.45%	2,168	81	4,372	3,481	2,542	–	60	1,995
2.50%	–	103	11,188	4,204	7,942	–	–	–
2.55%	–	–	–	97	–	–	–	–
2.60%	18,525	1,885	7,818	14,540	9,574	–	–	–
2.65%	63	252	1,417	36	678	445	128	–
2.70%	–	–	–	–	–	–	–	247
2.85%	–	–	–	1,334	–	–	–	–

Totals	$1,190,000	1,189,483	6,383,841	3,856,632	2,223,945	1,414,078	947,323	3,338,246

	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
0.95%	$1,638,924	175,917	–	937,592	–	959,246	–	1,274,018
1.00%	685,640	61,158	–	278,972	–	353,936	–	652,917
1.05%	169,298	7,803	–	59,022	–	56,434	–	105,289
1.10%	342,240	71,997	–	282,366	–	229,614	–	230,559
1.15%	172,854	34,105	–	124,914	–	115,492	–	70,275
1.20%	986,742	116,217	–	463,570	–	465,226	–	238,386
1.25%	108,411	19,378	–	65,757	–	74,095	–	53,084
1.30%	139,438	21,561	–	68,536	–	84,159	–	37,782
1.35%	172,623	29,518	–	112,127	–	79,701	–	44,954
1.40%	1,037,892	125,039	–	514,746	–	437,450	–	356,456
1.45%	319,992	48,131	–	140,472	–	133,831	–	146,960
1.50%	136,123	9,802	3,606	49,955	14,213	43,351	17,686	38,703
1.55%	370,353	58,458	–	241,580	–	137,734	–	108,665
1.60%	205,139	27,684	726	112,533	3,715	73,683	11,615	42,158
1.65%	137,584	22,361	3,732	91,123	7,059	88,331	6,016	41,078
1.70%	42,615	13,521	–	35,989	–	23,544	–	14,971
1.75%	45,591	10,965	1,237	53,111	2,469	24,741	4,409	11,298
1.80%	51,422	8,703	180	32,819	113	31,840	6,057	9,349
1.85%	71,596	8,437	–	43,062	–	40,799	–	15,146
1.90%	11,861	2,742	497	9,576	1,467	5,393	6,225	3,761
1.95%	23,509	1,227	4,976	18,746	7,004	10,546	11,188	4,493
2.00%	26,588	10,365	26	53,389	280	14,753	1,938	10,011
2.05%	34,659	7,393	2,114	23,466	2,868	22,235	8,425	4,479
2.10%	26,147	1,680	4,443	3,364	8,486	2,618	8,576	1,784
2.15%	13,348	809	57	3,288	673	3,253	670	2,410
2.20%	29,381	2,310	1,368	13,070	4,938	3,761	10,289	1,921
2.25%	10,219	788	–	2,868	–	1,460	–	16,115
2.30%	3,365	143	–	1,015	–	3,280	–	850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
2.35%	1,398	34	59	59	633	–	–	63
2.40%	–	242	–	1,307	–	7,725	–	278
2.45%	1,739	–	215	786	4	105	3,011	–
2.50%	196	–	463	–	678	184	1,137	73
2.55%	7	–	–	–	–	672	–	–
2.60%	1,540	–	228	–	1,695	–	2,531	–
2.65%	–	64	–	62	–	167	–	273
2.70%	3,879	–	–	–	–	307	–	–
2.85%	–	–	–	179	–	–	–	–

Totals	$7,022,313	898,552	23,927	3,839,420	56,295	3,529,666	99,773	3,538,558

	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
0.95%	$–	–	63,771	–	44,199	186,972	424,238	2,976
1.00%	–	–	16,861	–	25,247	101,049	145,344	594
1.05%	–	–	2,214	–	2,344	17,687	34,111	16
1.10%	–	–	9,558	–	14,672	51,181	91,408	1,357
1.15%	–	–	9,578	–	7,075	48,049	44,980	139
1.20%	–	–	23,018	–	32,136	165,638	238,882	641
1.25%	–	51	4,342	4,002	4,060	25,265	26,939	777
1.30%	–	–	5,585	–	4,903	17,022	37,299	174
1.35%	–	–	3,980	–	6,031	36,788	47,495	28
1.40%	–	–	24,503	–	28,026	124,760	219,374	1,370
1.45%	–	–	11,452	–	6,494	60,898	67,869	426
1.50%	4,256	–	3,958	–	7,311	24,946	42,323	6,359
1.55%	–	–	16,853	–	21,174	48,069	73,089	343
1.60%	2,770	–	4,719	–	13,289	34,267	44,872	1,453
1.65%	3,979	–	6,513	–	5,244	51,879	47,925	2,609
1.70%	–	–	3,531	–	1,301	6,876	14,764	90
1.75%	2,684	–	754	–	5,191	11,325	23,302	1,287
1.80%	958	–	1,861	–	2,504	13,391	14,665	–
1.85%	–	–	2,127	–	596	7,319	19,645	18
1.90%	770	–	3,123	–	5,145	3,241	4,198	8
1.95%	3,063	–	1,029	–	2,193	2,156	17,489	2,424
2.00%	–	–	1,724	–	2,066	3,285	5,648	475
2.05%	2,853	–	1,011	–	4,445	3,433	16,098	5,522
2.10%	2,124	–	84	–	1,610	1,497	9,132	738
2.15%	–	–	572	–	223	600	3,695	356
2.20%	2,304	–	1,619	–	1,371	2,765	12,686	1,797
2.25%	–	–	129	1,676	17	4,845	233	–
2.30%	–	–	1,727	–	567	836	1,804	–
2.35%	–	–	–	–	–	–	678	–
2.40%	–	–	3,276	–	637	–	2,512	–
2.45%	571	–	–	–	–	49	3,327	915
2.50%	9,551	–	–	–	–	–	1,157	432
2.55%	–	–	263	–	47	–	259	–
2.60%	281	–	–	–	630	885	3,245	186
2.65%	–	–	59	–	11	–	265	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$36,164	51	229,794	5,678	250,759	1,056,973	1,740,950	33,510

	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
0.95%	$261,178	26,990	466,278	461,627	26,146	45,751	–	949,667
1.00%	101,702	8,664	219,388	208,973	2,504	15,372	–	339,077
1.05%	31,342	1,171	32,352	45,878	1,293	1,889	–	57,584
1.10%	66,502	13,130	128,298	104,384	1,508	14,473	–	338,200
1.15%	40,148	3,368	62,807	42,992	1,223	6,389	–	183,547
1.20%	113,291	15,585	269,409	216,297	15,824	26,046	–	472,386
1.25%	23,805	3,298	43,808	20,678	1,897	4,268	–	87,541
1.30%	20,749	1,096	39,827	55,182	573	1,219	–	69,441
1.35%	42,322	4,601	43,006	34,674	2,121	3,482	–	121,543
1.40%	129,287	25,993	275,253	210,623	9,219	34,156	–	531,738
1.45%	41,080	6,293	138,608	54,937	2,376	7,409	–	179,967
1.50%	12,938	2,203	29,732	17,661	491	1,241	24,297	66,815
1.55%	71,146	7,540	102,600	93,450	1,949	13,322	–	245,440
1.60%	34,481	6,116	43,866	28,097	1,727	7,535	11,554	115,610
1.65%	19,314	4,589	45,925	27,213	800	4,026	13,763	124,048
1.70%	6,272	1,770	12,499	8,722	1,692	4,027	–	32,800
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
1.75%	11,246	965	21,537	6,141	421	2,021	6,299	36,897
1.80%	5,145	253	12,080	10,474	219	325	9,296	35,984
1.85%	11,530	602	13,970	5,714	46	1,158	–	50,946
1.90%	3,910	105	5,527	5,078	15	145	4,252	10,318
1.95%	2,554	128	5,120	1,037	–	11	17,578	8,435
2.00%	6,990	1,058	6,318	5,371	138	949	127	17,276
2.05%	8,614	568	11,724	9,206	424	820	8,710	25,430
2.10%	540	129	3,244	1,448	18	871	8,155	1,978
2.15%	865	–	1,137	1,157	10	–	644	2,982
2.20%	784	565	6,080	1,527	–	1,279	8,154	4,580
2.25%	89	–	907	416	939	656	–	27,138
2.30%	505	–	123	4,688	–	–	–	732
2.35%	–	–	61	22	–	–	459	103
2.40%	–	584	–	9,506	–	–	–	2,440
2.45%	–	–	52	8	–	–	459	246
2.50%	–	–	–	–	–	–	2,486	376
2.55%	–	–	–	743	–	–	–	45
2.60%	–	–	–	–	–	–	2,831	–
2.65%	–	–	49	279	–	–	–	71
2.70%	–	–	–	–	–	–	–	350
2.85%	–	–	–	–	–	–	–	–

Totals	$1,068,330	137,364	2,041,586	1,694,204	73,573	198,840	119,064	4,141,732

	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
0.95%	$595,793	422,643	–	763	5,201	–	31,060	–
1.00%	147,981	83,594	–	339	909	–	10,718	–
1.05%	28,252	14,998	–	83	196	–	1,984	–
1.10%	185,426	158,734	–	327	1,269	–	8,892	–
1.15%	107,063	78,884	–	58	835	–	2,995	–
1.20%	419,279	307,259	–	4,850	7,436	–	18,024	–
1.25%	59,142	43,361	–	–	116	2,098	3,204	2,677
1.30%	70,354	46,315	–	–	1,505	–	3,818	–
1.35%	80,061	77,402	–	136	330	–	4,202	–
1.40%	396,576	329,418	–	4,169	3,264	–	16,673	–
1.45%	78,106	90,451	–	66	1,038	–	6,162	–
1.50%	50,674	34,204	16,596	–	304	–	4,495	–
1.55%	135,487	139,672	–	1,322	3,149	–	5,160	–
1.60%	92,851	67,163	12,184	19	2,230	–	3,067	–
1.65%	74,344	98,149	7,886	206	400	–	1,657	–
1.70%	19,426	16,316	–	2	138	–	4,820	–
1.75%	39,503	30,637	8,082	–	29	–	567	–
1.80%	25,097	32,140	6,975	9	–	–	193	–
1.85%	29,536	20,678	–	–	–	–	1,057	–
1.90%	14,409	7,623	2,678	–	–	–	47	–
1.95%	21,759	11,443	16,746	–	–	–	410	–
2.00%	13,296	9,970	656	–	–	–	1,333	–
2.05%	32,233	29,750	15,202	–	–	–	456	–
2.10%	17,512	1,635	16,931	–	–	–	51	–
2.15%	3,659	399	1,277	–	–	–	597	–
2.20%	19,317	1,920	17,229	56	30	–	162	–
2.25%	284	1,389	–	21	36	–	3	–
2.30%	790	460	–	36	60	–	–	–
2.35%	361	–	1,053	–	–	–	–	–
2.40%	446	1,537	–	–	–	–	–	–
2.45%	1,989	–	2,378	–	–	–	–	–
2.50%	1,387	13	729	–	–	–	–	–
2.55%	–	64	–	–	–	–	–	–
2.60%	3,913	–	608	–	–	–	–	–
2.65%	348	85	–	–	–	–	–	–
2.70%	–	188	–	–	–	–	–	–
2.85%	–	63	–	–	–	–	–	–

Totals	$2,766,654	2,158,558	127,210	12,462	28,475	2,098	131,807	2,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
0.95%	$810,114	–	428,039	–	2,572	934	–	243
1.00%	361,815	–	215,622	–	303	6	–	76
1.05%	61,449	–	36,935	–	–	–	–	–
1.10%	224,833	–	162,504	–	2,919	2,659	–	2,238
1.15%	109,434	–	62,004	–	1,115	121	–	958
1.20%	473,811	–	223,359	–	–	–	–	125
1.25%	80,913	–	44,030	–	–	–	411	96
1.30%	85,773	–	36,139	–	30	–	–	50
1.35%	121,787	–	36,263	–	–	–	–	–
1.40%	525,289	–	228,357	–	–	–	–	–
1.45%	238,974	–	135,680	–	–	–	–	–
1.50%	73,138	25,807	26,130	20,072	–	–	–	–
1.55%	213,259	–	64,018	–	–	–	–	–
1.60%	96,679	8,484	29,653	12,330	–	–	–	–
1.65%	79,809	49,168	54,026	19,666	–	–	–	–
1.70%	22,257	–	25,171	–	–	–	–	–
1.75%	34,162	11,189	7,637	6,954	–	–	–	–
1.80%	42,964	2,510	11,759	1,656	–	–	–	–
1.85%	32,511	–	17,124	–	–	–	–	–
1.90%	6,326	3,388	3,784	2,358	–	–	–	–
1.95%	7,664	10,555	6,183	20,148	–	–	–	–
2.00%	16,845	1,211	4,566	80	–	–	–	–
2.05%	12,809	14,376	5,771	7,356	–	–	–	–
2.10%	2,557	21,834	1,309	7,978	–	–	–	–
2.15%	2,639	282	184	1,136	–	–	–	–
2.20%	5,720	10,346	3,192	4,317	–	–	–	–
2.25%	4,015	–	496	–	–	–	–	–
2.30%	1,970	–	96	–	–	–	–	–
2.35%	143	596	2	1,315	–	–	–	–
2.40%	4,633	–	–	–	–	–	–	–
2.45%	97	1,006	–	2,089	–	–	–	–
2.50%	450	54	142	352	–	–	–	–
2.55%	329	–	–	–	–	–	–	–
2.60%	69	1,289	88	989	–	–	–	–
2.65%	577	–	7	–	–	–	–	–
2.70%	–	–	241	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,755,815	162,095	1,870,510	108,796	6,939	3,720	411	3,785

	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
0.95%	$–	127	254	276	1,852	9	1,396	–
1.00%	–	–	103	284	325	–	158	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,257	425	945	1,410	2,313	2,213	6,300	3
1.15%	474	76	179	767	762	1,357	3,129	11
1.20%	10	30	–	7	–	777	689	–
1.25%	4	8	58	–	–	29	88	–
1.30%	65	3	26	77	81	3	66	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	–	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,810	669	1,565	2,820	5,333	4,387	11,825	14

	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
0.95%	$–	113,865	59,675	20,315	291,718	–	119,845	159,300
1.00%	–	5,431	21,980	2,691	127,330	–	70,485	63,035
1.05%	–	496	4,187	119	29,697	–	8,975	9,505
1.10%	11	4,882	13,467	555	118,645	–	20,688	24,455
1.15%	–	3,165	6,371	401	32,895	–	6,593	9,081
1.20%	–	28,373	33,278	5,419	110,684	–	85,136	66,791
1.25%	60	3,279	11,161	1,728	18,821	–	9,167	9,952
1.30%	–	474	6,235	644	14,630	–	17,317	10,195
1.35%	–	2,120	4,274	490	15,535	–	8,394	14,863
1.40%	–	31,214	56,486	13,432	97,958	–	59,417	57,258
1.45%	–	3,892	8,609	3,490	53,999	–	32,965	19,326
1.50%	–	1,204	2,485	721	10,623	1,182	2,757	8,970
1.55%	–	5,629	6,250	1,500	23,059	–	13,481	10,254
1.60%	–	3,842	7,621	2,249	9,061	72	8,423	7,567
1.65%	–	1,358	2,141	794	17,028	617	6,409	9,181
1.70%	–	1,042	620	16	4,437	–	2,129	809
1.75%	–	287	587	928	4,270	–	5,926	2,512
1.80%	–	492	818	621	3,372	–	2,891	3,422
1.85%	–	1,175	5,531	1,006	4,289	–	3,035	877
1.90%	–	723	391	8	952	37	776	1,549
1.95%	–	174	416	–	3,167	684	748	283
2.00%	–	71	2,151	–	1,824	–	3,566	1,864
2.05%	–	16	1,233	957	3,391	201	189	1,913
2.10%	–	21	433	–	1,075	439	765	217
2.15%	–	–	1,021	–	139	50	971	109
2.20%	–	148	184	–	742	33	246	874
2.25%	–	4,043	9,543	4,636	1,262	–	197	–
2.30%	–	–	1,346	–	154	–	2,089	84
2.35%	–	–	–	–	27	–	–	–
2.40%	–	–	3,535	–	–	–	5,602	–
2.45%	–	–	–	–	13	490	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	327	–	–	–	528	–
2.60%	–	–	–	–	–	36	–	–
2.65%	–	–	89	–	–	–	122	–
2.70%	–	–	–	–	210	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$71	217,416	272,445	62,720	1,001,008	3,841	499,832	494,246

	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
0.95%	$141,040	128,238	–	–	20,532	–	79,613	47,435
1.00%	79,633	31,101	–	–	6,775	–	24,884	16,262
1.05%	8,591	5,348	–	–	1,717	–	4,869	3,085
1.10%	21,901	21,815	–	–	5,948	–	15,444	15,846
1.15%	14,961	6,380	–	–	2,875	–	7,576	10,709
1.20%	116,744	45,374	–	–	13,009	–	37,987	68,758
1.25%	7,693	3,149	–	–	2,362	528	6,205	7,032
1.30%	25,853	3,160	–	–	1,070	–	3,258	4,457
1.35%	13,709	7,681	–	–	2,529	–	8,168	17,675
1.40%	69,924	33,442	–	–	15,542	–	33,407	41,832
1.45%	32,647	13,867	–	–	3,292	–	8,388	14,174
1.50%	5,055	1,693	50,649	6,023	312	2,608	3,502	11,680
1.55%	17,944	10,405	–	–	8,899	–	18,546	14,438
1.60%	6,574	3,381	26,076	4,180	2,775	773	19,784	5,996
1.65%	11,023	3,435	48,579	2,355	4,664	1,821	7,022	30,518
1.70%	2,011	1,056	–	–	2,314	–	1,553	1,968

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
1.75%	250	363	18,600	3,235	1,151	1,148	6,583	9,428
1.80%	5,940	1,716	7,927	2,539	1,123	75	1,686	5,762
1.85%	4,390	2,088	–	–	1,302	–	3,304	6,322
1.90%	4,601	870	12,106	2,425	611	1,162	2,439	308
1.95%	1,155	–	50,648	6,875	2	6,011	109	774
2.00%	5,028	327	1,577	793	201	–	2,567	2,392
2.05%	2,979	717	34,826	6,619	94	227	3,973	4,034
2.10%	649	–	51,331	6,199	34	733	213	687
2.15%	1,064	–	4,661	683	12	–	112	555
2.20%	1,738	86	33,279	5,571	25	194	1,770	2,649
2.25%	323	–	–	–	–	1,787	–	90
2.30%	1,944	228	–	–	–	–	–	998
2.35%	–	–	2,259	–	–	838	–	–
2.40%	4,724	–	–	–	–	–	836	2,351
2.45%	–	–	3,254	985	–	–	–	–
2.50%	–	–	4,155	543	–	901	–	–
2.55%	462	–	–	–	–	–	–	240
2.60%	–	–	9,374	9	–	419	–	–
2.65%	277	–	–	–	–	–	–	45
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$610,827	325,920	359,301	49,034	99,170	19,225	303,798	348,499

	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
0.95%	$958,700	5,924	431,418	180,558	200,130	421,150	59,908	5,431
1.00%	303,587	11,224	7,044	2,657	3,215	6,211	92	103
1.05%	52,847	308	3,553	2,447	5,596	4,823	2,175	10
1.10%	234,081	18,642	568,644	179,251	198,087	512,955	80,433	10,440
1.15%	122,021	4,901	281,496	105,445	84,347	207,613	39,607	6,008
1.20%	461,553	23,308	22,072	7,602	9,021	14,764	1,800	242
1.25%	68,059	4,515	37,941	20,425	13,063	32,480	5,185	381
1.30%	58,363	856	5,309	1,895	3,199	4,400	940	15
1.35%	98,461	464	18,115	5,338	5,574	18,451	2,039	568
1.40%	556,433	10,762	789,253	281,838	348,108	841,045	105,576	15,515
1.45%	140,930	47,853	133,798	38,853	32,379	114,753	16,991	2,168
1.50%	73,679	1,126	30,122	6,324	15,877	22,150	4,122	273
1.55%	278,952	38,962	653,619	215,713	211,982	596,515	85,097	14,842
1.60%	137,834	7,598	276,353	93,552	99,061	275,800	40,159	4,061
1.65%	90,060	1,906	59,527	18,559	15,643	70,033	9,077	112
1.70%	21,447	3,776	33,146	17,304	23,765	32,951	6,826	300
1.75%	50,254	10,838	7,656	10,269	4,919	7,061	542	8
1.80%	31,256	762	26,840	13,108	12,583	28,330	3,828	173
1.85%	42,610	1,807	109,900	23,910	32,675	74,779	13,938	1,756
1.90%	14,497	100	19,897	7,548	5,161	20,096	2,525	470
1.95%	27,798	–	22,646	8,055	15,142	40,312	1,855	–
2.00%	27,855	293	50,717	15,662	14,252	50,266	6,968	2,216
2.05%	43,358	5,897	16,831	6,586	6,410	14,891	2,128	748
2.10%	26,089	–	5,822	2,534	1,466	8,294	340	92
2.15%	8,879	4,435	2,108	291	212	965	571	16
2.20%	29,049	–	382	200	296	422	78	–
2.25%	3,309	–	4,138	1,468	4,991	9,882	182	42
2.30%	7,979	–	2,710	469	629	2,672	211	–
2.35%	1,776	–	–	–	–	–	–	–
2.40%	20,469	–	15,132	2,434	137	2,757	–	–
2.45%	4,942	–	2,318	–	7,016	78	–	–
2.50%	1,869	–	376	–	–	323	–	–
2.55%	1,647	–	–	–	–	–	–	–
2.60%	4,323	–	–	–	–	–	–	–
2.65%	643	–	–	–	–	–	–	–
2.70%	179	–	–	–	–	–	–	–
2.85%	115	–	–	–	–	–	–	–

Totals	$4,005,902	206,257	3,638,883	1,270,295	1,374,936	3,437,222	493,193	65,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
0.95%	$68,236	458,155	158,570	116,297	52,195	39,115	8,882	20,630
1.00%	514	7,234	755	608	145	814	45	197
1.05%	398	5,106	2,435	1,493	767	885	170	224
1.10%	109,633	537,380	206,631	159,555	88,276	36,652	15,963	30,967
1.15%	49,288	248,010	93,471	68,327	39,524	21,846	4,991	15,964
1.20%	3,187	17,941	6,961	4,337	2,603	1,531	812	1,396
1.25%	7,945	35,084	16,207	7,471	5,104	1,533	492	2,110
1.30%	1,036	6,381	1,044	277	544	1,307	451	115
1.35%	2,627	18,819	3,534	2,265	3,286	965	512	802
1.40%	167,024	874,787	230,619	279,947	134,629	69,251	16,963	41,095
1.45%	15,975	130,803	23,521	29,003	13,165	8,407	2,021	4,554
1.50%	5,428	27,235	8,208	10,804	4,677	3,011	1,237	1,414
1.55%	171,089	575,968	167,940	187,717	104,062	32,391	18,511	36,213
1.60%	42,319	296,116	79,661	96,541	32,993	24,563	8,160	12,707
1.65%	5,390	75,737	10,532	13,461	2,662	3,911	1,051	4,045
1.70%	11,680	35,698	12,991	10,433	4,703	3,392	242	1,868
1.75%	858	14,188	6,191	2,096	624	910	266	226
1.80%	8,089	31,333	8,359	9,960	1,500	2,619	149	2,203
1.85%	36,497	76,086	21,764	18,927	11,782	9,119	3,389	8,351
1.90%	1,661	18,183	4,196	3,417	725	1,116	182	855
1.95%	5,658	37,757	14,322	16,184	982	1,226	150	1,136
2.00%	19,823	47,858	9,105	23,904	8,182	5,197	1,401	2,576
2.05%	4,662	18,968	5,707	2,887	974	1,244	602	459
2.10%	1,221	7,810	2,300	1,430	807	1,294	–	1,693
2.15%	1,760	2,589	40	370	394	68	–	98
2.20%	138	65	98	–	24	19	135	–
2.25%	2,335	7,608	1,719	6,199	1,616	2,719	–	113
2.30%	231	3,826	180	1,375	–	367	–	699
2.35%	–	–	–	–	–	–	–	–
2.40%	2,081	2,899	–	657	–	163	–	–
2.45%	–	–	65	191	–	63	–	–
2.50%	64	251	124	–	–	–	–	15
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$746,847	3,619,875	1,097,250	1,076,133	516,945	275,698	86,777	192,725

	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
0.95%	$57,764	11,080	26,406	203,160	205,713	18,910	183,328	384,848
1.00%	702	55	555	412	1,058	–	301	69,951
1.05%	3,156	491	204	1,988	2,606	312	3,064	13,869
1.10%	49,540	23,172	54,684	267,508	265,443	33,970	295,869	160,834
1.15%	29,709	7,369	25,187	99,993	115,754	12,406	124,049	104,520
1.20%	1,363	685	995	11,369	10,125	1,172	7,700	332,241
1.25%	9,815	1,101	2,249	11,313	14,208	3,609	16,438	40,046
1.30%	543	107	431	825	984	42	4,095	42,706
1.35%	1,774	507	2,545	10,429	12,278	1,430	11,794	78,727
1.40%	126,742	34,025	77,285	404,582	434,125	32,308	325,163	317,731
1.45%	24,855	1,572	7,244	33,092	28,685	4,611	51,901	81,894
1.50%	7,888	894	3,095	14,927	14,836	1,604	12,407	35,774
1.55%	76,710	25,649	98,506	336,410	325,380	40,133	283,009	152,063
1.60%	44,035	5,008	23,328	147,140	145,618	15,885	168,900	71,355
1.65%	7,895	1,569	2,851	13,970	17,345	1,276	34,517	70,732
1.70%	6,047	612	2,083	11,836	16,293	801	9,698	30,035
1.75%	881	165	178	3,576	1,352	228	4,862	26,854
1.80%	9,291	1,447	3,532	13,351	13,782	1,506	18,107	42,994
1.85%	9,961	4,322	14,138	49,565	47,932	3,331	48,256	22,072
1.90%	2,610	249	252	6,349	6,239	104	5,414	4,587
1.95%	2,200	106	220	22,299	18,256	710	25,426	10,747
2.00%	14,786	2,012	6,476	21,677	26,234	1,542	29,723	12,017
2.05%	1,122	–	1,568	7,777	4,977	718	14,262	23,033
2.10%	911	–	956	2,273	2,035	–	2,513	2,547
2.15%	541	46	467	641	826	539	244	2,805
2.20%	45	40	45	91	79	–	201	4,700
2.25%	5,366	–	1,675	2,188	3,743	–	2,015	1,414
2.30%	386	–	–	789	1,120	–	1,282	512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
2.35%	–	–	–	–	–	–	–	–
2.40%	478	–	–	2,670	2,115	–	2,813	1,780
2.45%	–	–	–	1,098	85	–	1,485	–
2.50%	–	25	136	97	146	–	–	550
2.55%	–	–	–	–	–	–	–	268
2.60%	–	–	–	–	–	–	–	1,047
2.65%	–	–	–	–	–	–	–	86
2.70%	–	–	–	–	–	–	–	169
2.85%	–	–	–	–	–	–	–	–

Totals	$497,116	122,308	357,291	1,703,395	1,739,372	177,147	1,688,836	2,145,509

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $118,949,960 and $126,751,905, respectively, and total transfers from the Account to the fixed account were $102,624,664 and $85,142,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $4,030 and $102 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,799,417 and $8,580,538 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund – Series I
2007	0.95% to 2.05%	51,932	$11.69 to 10.92	$592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a	)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%

AIM VIF – Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a	)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a	)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a	) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%

AIM VIF – Core Equity Fund – Series II
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a	) (b)

AIM VIF – Global Health Care Fund – Series I
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a	) (b)

AIM VIF – Global Real Estate Fund – Series I
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income Ratio**	Total Return***
AIM VIF – Large Cap Growth Fund – Series I
2007	0.95% to 2.05%	46,389	$11.73 to 11.51	$541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%

AIM VIF – Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0.00% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%

American Century VP – Income & Growth Fund – Class I
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%

American Century VP – Income & Growth Fund – Class II
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%

American Century VP – Inflation Protection Fund – Class II
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a	) (b)

American Century VP – International Fund – Class I
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%

American Century VP – International Fund – Class III
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.95% to 2.70%	1,184,247	$10.72 to 12.39	$13,140,130	0.91%	-3.24% to -4.90%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	(a	) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a	) (b)

American Century VP – Ultra® Fund – Class I
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%

American Century VP – Ultra® Fund – Class II
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%

American Century VP – Value Fund – Class I
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%

American Century VP – Value Fund – Class II
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%

American Century VP – VistaSM Fund – Class I
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a	) (b)

American Century VP – VistaSM Fund – Class II
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a	) (b)

BB&T Variable Insurance Funds – Capital Manager Equity Fund
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%

BB&T Variable Insurance Funds – Large Cap Fund
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%

BB&T Variable Insurance Funds – Large Cap Growth Fund
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%

BB&T Variable Insurance Funds – Mid Cap Growth Fund
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.95% to 1.25%	189,766	$13.07 to 15.58	$2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%

Credit Suisse Trust – International Focus Portfolio
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%

Dreyfus IP – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – American Leaders Fund II – Service Shares
2007	1.50% to 2.60%	43,489	$11.46 to 10.76	$488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%

Federated IS – High Income Bond II – Service Shares
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%

Federated IS – Quality Bond Fund II – Service Shares
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 2.55%	10,440,891	$10.92 to 9.73	$116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 2.50%	1,995,932	$16.10 to 14.75	$31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a)(b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)
Non-tax qualified
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	2.25%	2,176	12.84	27,938	2.13%	7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)
Non-tax qualified
2007	1.25%	1,206	13.19	15,910	2.13%	8.59%

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
Initial Funding by the Company
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
Initial Funding by the Company
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	1.25%	5,496	$18.61	$102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.95% to 2.70%	2,850,554	11.52 to 11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)
Tax qualified
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95% to 2.70%	6,157,632	$29.30 to 26.59	$178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	1.25%	19,750	13.07	258,168	0.09%	9.63%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%	292	12.50	3,649	0.09%	8.51%

MFS VIT – Mid Cap Growth Series – Service Class
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%

MFS VIT – New Discovery Series – Service Class
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to 9.75	13,203,244	0.03%	37.49% to 35.87%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 2.00%	537,058	$9.83 to 9.76	$5,271,094	2.43%	-1.71% to -2.40%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20.00	1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
2005	0.95% to 2.10%	138,198	9.61 to 8.40	1,272,654	0.96%	28.98% to 27.58%
2004	0.95% to 2.10%	158,756	7.45 to 6.58	1,138,344	0.76%	13.11% to 11.91%
2003	0.95% to 2.10%	187,653	6.59 to 5.86	1,193,370	0.00%	34.34% to 32.58%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to 14.37	24,441,820	0.83%	28.94% to 26.97%
2004	0.95% to 2.15%	665,501	11.82 to 11.44	7,803,470	1.00%	13.27% to 12.01%
2003	0.95% to 2.05%	441,368	10.44 to 10.24	4,580,456	0.00%	34.05% to 32.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.95% to 2.20%	930,932	$20.25 to 14.04	$18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class I
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
2006	1.25%	1,731	18.70	32,372	1.24%	18.82%
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
2005	1.25%	8,212	12.73	104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
2006	0.95% to 2.40%	1,016,600	12.30 to 11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%

Nationwide VIT – Government Bond Fund – Class II
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Growth Fund – Class I
2007	0.95% to 2.50%	6,528,710	$9.34 to 6.06	$58,670,198	0.17%	18.40% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.20	62,375,925	0.05%	5.16% to 3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%

Nationwide VIT – International Index Fund – Class VIII
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Nationwide VIT – International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%	269	17.49	4,704	1.71%	1.42%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.30% to 8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to 11.40	445,329,806	2.28%	4.35% to 2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to 11.12	409,682,246	2.05%	8.50% to 6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to 10.42	309,210,666	1.90%	18.91% to 16.88%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to 11.80	253,047,764	2.10%	6.06% to 4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to 11.34	216,903,970	1.80%	11.03% to 8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to 10.40	147,557,142	1.48%	25.44% to 23.04%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.70 to 11.67	171,885,452	2.72%	7.40% to 5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to 11.06	179,533,287	2.60%	3.50% to 1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to 10.86	177,228,363	2.25%	6.14% to 4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to 10.41	153,730,145	2.39%	12.62% to 10.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 2.40%	8,194,862	$13.07 to 10.55	$103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to 9.26	141,266,241	1.96%	1.57% to -0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to 9.27	158,341,735	1.94%	7.46% to 5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to 8.77	157,300,998	1.73%	17.29% to 15.28%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to 9.93	93,142,769	0.00%	8.70% to 6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to 9.29	96,860,973	0.00%	14.24% to 12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to 8.26	96,911,423	0.00%	38.81% to 36.38%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.90	289,809,079	1.14%	8.85% to 6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to 9.89	515,102,832	2.84%	1.70% to 0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to 9.89	533,222,860	0.88%	-0.15% to -1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to 10.07	691,344,651	0.67%	-0.33% to -1.99%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to 14.08	92,742,674	0.00%	7.07% to 5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to 13.37	100,140,193	0.00%	12.34% to 10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to 12.10	102,531,773	0.00%	32.99% to 30.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	1.50% to 2.60%	103,133	12.28 to 11.524	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.80	1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.254	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Nationwide Fund – Class I
2007	0.95% to 2.65%	18,302,786	$15.50 to 11.15	$279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.04%	12.55% to 10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to 9.56	380,305,497	0.88%	6.42% to 4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to 9.13	427,878,572	1.23%	8.71% to 6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to 8.54	447,026,775	0.54%	26.30% to 24.12%

Nationwide VIT – Nationwide Fund – Class II
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.20	2,282,112	0.92%	11.70% to 10.46%
2005	1.50% to 2.60%	195,744	11.51 to 11.05	2,210,461	0.67%	5.44% to 4.26%
2004	1.50% to 2.60%	228,367	10.92 to 10.59	2,461,950	1.03%	7.89% to 6.69%
2003	1.50% to 2.60%	243,662	10.12 to 9.93	2,445,831	0.47%	25.33% to 23.93%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20	3,997	0.85%	14.60%
2005	1.25%	286	13.26	3,793	1.19%	8.94%
2004	1.25%	311	12.17	3,786	0.38%	17.31%
2003	1.25%	337	10.38	3,497	0.22%	23.82%
Non-tax qualified
2007	1.25%	241	16.74	4,035	1.07%	10.16%

Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.50	21,591,447	0.73%	15.02% to 13.12%
2005	0.95% to 2.65%	974,521	14.64 to 13.70	14,087,780	1.51%	9.26% to 7.46%
2004	0.95% to 2.25%	517,620	13.40 to 12.90	6,878,568	0.39%	17.64% to 16.19%
2003	0.95% to 2.40%	555,773	11.39 to 11.07	6,293,400	0.20%	24.40% to 22.57%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%

Neuberger Berman AMT – Focus Portfolio – S Class Shares
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	87.75% to 85.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.95% to 2.30%	4,032,425	$21.32 to 13.29	$80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
2005	0.95% to 2.20%	380,100	11.97 to 14.14	4,777,305	0.00%	5.84% to 4.56%
2004	0.95% to 2.20%	119,039	11.31 to 11.22	1,430,368	0.00%	13.12% to 12.17%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
2005	1.50% to 2.60%	651,152	10.96 to 10.52	7,054,563	0.75%	3.29% to 2.14%
2004	1.50% to 2.60%	733,839	10.61 to 10.29	7,717,903	0.22%	5.02% to 3.84%
2003	1.50% to 2.60%	724,583	10.10 to 9.91	7,279,334	0.28%	28.73% to 27.29%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to 10.73	427,622,622	0.92%	4.10% to 2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to 10.49	483,179,895	0.31%	5.92% to 4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to 10.07	474,551,297	0.37%	29.70% to 27.39%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to 18.25	220,237,863	0.96%	13.25% to 11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to 16.39	178,971,646	1.09%	18.06% to 16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to 14.11	102,340,129	0.00%	42.62% to 41.07%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to 16.98	186,103,129	1.01%	13.23% to 11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to 15.28	191,319,125	1.23%	18.03% to 15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to 13.19	192,522,627	0.96%	41.66% to 38.92%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
2005	1.50% to 2.60%	497,633	14.24 to 13.67	6,993,925	0.85%	12.35% to 11.10%
2004	1.50% to 2.60%	565,069	12.68 to 12.30	7,094,421	1.10%	17.10% to 15.79%
2003	1.50% to 2.60%	655,617	10.83 to 10.62	7,054,981	0.70%	40.72% to 39.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 2.25%	182,957	$9.60 to 9.52	$1,752,944	0.00%	-4.00% to -4.85%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
2005	1.25%	22,431	11.16	250,299	8.18%	0.73%
2004	1.25%	9,185	11.08	101,746	0.35%	7.37%

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
2005	1.25%	12,741	13.14	167,389	0.00%	8.35%
2004	1.25%	4,053	12.13	49,145	0.00%	17.69%
2003	1.25%	228	10.30	2,349	0.00%	3.03%	(a) (b)

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
2006	0.95% to 2.65%	23,057,427	13.50 to 11.09	329,617,768	1.16%	13.94% to 12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to 9.90	345,511,948	1.36%	4.97% to 3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to 9.59	383,272,912	0.84%	8.42% to 6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to 8.99	399,297,369	0.89%	25.52% to 23.34%

Oppenheimer VAF – Main Street® – Service Class
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
2005	1.50% to 2.60%	782,227	11.22 to 10.77	8,680,626	1.15%	4.16% to 3.00%
2004	1.50% to 2.60%	862,728	10.77 to 10.45	9,221,380	0.69%	7.51% to 6.31%
2003	1.50% to 2.60%	853,327	10.02 to 9.83	8,506,949	0.76%	24.54% to 23.15%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a) (b)

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a) (b)

SBL Fund – Series D (Global Series)
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series J (Mid Cap Growth Series)
2007	0.95% to 1.30%	6,602	$9.13 to 9.08	$60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a) (b)
SBL Fund – Series N (Managed Asset Allocation Series)
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a) (b)
SBL Fund – Series O (Equity Income Series)
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a) (b)
SBL Fund – Series P (High Yield Series)
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a) (b)
SBL Fund – Series Q (Small Cap Value Series)
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a) (b)
SBL Fund – Series V (Mid Cap Value Series)
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a) (b)
SBL Fund – Series X (Small Cap Growth Series)
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a) (b)
SBL Fund – Series Y (Select 25 Series)
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a) (b)
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a) (b)
T. Rowe Price Equity Income Portfolio – II
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a) (b)
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.95% to 2.20%	1,160,958	$28.82 to 35.46	$42,349,252	0.47%	36.30% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
Van Kampen LIT – Comstock Portfolio – Class II
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a) (b)
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a) (b)
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Victory VIF – Diversified Stock Fund Class A Shares
2007	0.95% to 2.15%	975,201	$14.33 to 12.87	$13,517,054	0.67%	8.90% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
Initial Funding by the Company
2003	0.00%	100,000	10.37	1,037,146	0.34%	34.97%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to 12.07	801,000	1.81%	-0.34% to -0.80%
Initial Funding by the Company
2003	0.00%	100,000	13.05	1,304,876	1.81%	0.87%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to 12.77	1,823,390	0.03%	29.46% to 28.04%
Initial Funding by the Company
2003	0.00%	100,000	14.00	1,400,366	0.03%	30.70%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to 13.13	192,039,128	0.91%	23.10% to 21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to 10.82	144,706,783	1.39%	12.22% to 10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to 9.79	118,673,742	1.31%	10.42% to 8.76%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to 10.66	99,072,107	1.21%	4.02% to 2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to 10.40	104,023,435	1.52%	7.90% to 6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to 9.77	88,346,309	0.78%	17.96% to 16.30%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to 11.66	94,606,243	4.28%	0.65% to -0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to 11.76	100,979,352	4.15%	2.89% to 1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to 11.24	105,941,161	4.68%	3.19% to 1.66%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to 8.45	247,757,812	0.32%	7.97% to 6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to 7.95	254,008,204	0.62%	8.53% to 6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to 7.43	240,491,705	0.79%	16.15% to 14.36%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to 11.89	17,222,991	1.47%	11.96% to 10.72%
2004	0.95% to 2.10%	652,179	10.91 to 10.74	7,083,332	1.22%	9.08% to 8.24%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.40% to -8.21%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.30% to 22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to 12.18	16,894,061	0.00%	22.87% to 21.79%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to 8.73	306,477,658	0.00%	10.18% to 8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to 8.05	317,807,882	0.28%	2.33% to 0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to 7.98	301,609,039	0.00%	21.89% to 20.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	0.95% to 2.50%	5,514,524	$15.57 to 13.89	$84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to 12.75	78,493,453	7.23%	1.57% to 0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to 12.75	84,264,071	7.08%	8.82% to 7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to 11.99	70,865,343	8.31%	18.60% to 16.91%

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to-18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 4.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 3.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.95% to 2.15%	921,499	$12.77 to 13.30		$12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17		13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39		12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15		7,397,736	0.00%	12.66% to 11.79%	(a) (b)
W&R Target Funds, Inc. – Value Portfolio
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53		115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60		130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93		137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70		143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44		106,447,898	0.65%	23.92% to 22.11%
Wells Fargo AVT – Opportunity FundSM
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79		148,802,499	0.62%	5.61% to 3.80%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25		180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04		200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42		220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78		206,907,437	0.08%	35.71% to 33.28%

2007 Reserves for annuity contracts in payout phase:					100,490,623

2007 Contract owners' equity				$	4,026,009,866

2006 Reserves for annuity contracts in payout phase:					92,698,887

2006 Contract owners' equity				$	15,205,517,008

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners' equity				$	15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners' equity				$	15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners' equity				$	14,967,347,100

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

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